UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Life of Fund A
Total Bond	3.29%	4.26%	4.63%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Total Bond, a class of the fund, on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Total Bond Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

Total Bond gained 3.29%, trailing the Lehman Brothers U.S. Universal Index, which returned 5.21%, and the Lehman Brothers U.S. Aggregate Index. In this review, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's shortfall versus the Aggregate index. Specifically, holdings in asset-backed securities backed by subprime mortgages and commercial mortgage-backed securities - with sizable exposure coming from our stake in Fidelity® Ultra-Short Central Fund, one of the central funds discussed above - caused most of the damage. I significantly reduced the fund's exposure to Ultra-Short Central and cut direct investments in securitized bonds by period end. The market's growing aversion to riskier assets meant our out-of-index stake in emerging-markets debt and overexposure to corporate bonds worked against us, because both segments struggled. Similar factors hurt our high-yield bond positions, which significantly lagged the index. Conversely, out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, with my decisions to overweight better-performing intermediate bonds and underweight lagging long-term bonds benefiting performance. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 992.50	$ 3.96
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.01
Class T
Actual	$ 1,000.00	$ 992.30	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Class B
Actual	$ 1,000.00	$ 987.80	$ 7.64
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Class C
Actual	$ 1,000.00	$ 988.80	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Total Bond
Actual	$ 1,000.00	$ 994.20	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.79%
Class T	.82%
Class B	1.53%
Class C	1.53%
Total Bond	.45%
Institutional Class	.51%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
AAA 11.0%	AAA 10.8%
AA 5.9%	AA 4.2%
A 8.8%	A 7.0%
BBB 15.1%	BBB 12.8%
BB and Below 10.2%	BB and Below 9.6%
Not Rated 0.9%	Not Rated 0.6%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	6.2	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*	As of February 29, 2008**
Corporate Bonds 31.9%	Corporate Bonds 25.7%
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
Asset-Backed Securities 4.1%	Asset-Backed Securities 4.7%
CMOs and Other Mortgage Related Securities 10.4%	CMOs and Other Mortgage Related Securities 9.8%
Municipal Bonds 0.3%	Municipal Bonds 0.0%
Stocks 0.1%	Stocks 0.0%
Other Investments 5.2%	Other Investments 4.8%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

* Foreign investments	9.8%	** Foreign investments	9.5%
* Futures and Swaps	12.6%	** Futures and Swaps	12.1%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 1,750,710
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		3,838,000	2,943,516
Nortel Networks Corp.:
1.75% 4/15/12 (h)		6,339,000	4,468,995
1.75% 4/15/12		870,000	613,350
			8,025,861
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,815,040
TOTAL INFORMATION TECHNOLOGY			9,840,901
TOTAL CONVERTIBLE BONDS			11,591,611
Nonconvertible Bonds - 16.4%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Tenneco, Inc. 8.125% 11/15/15		855,000	767,363
Automobiles - 0.0%
Ford Motor Co.:
6.5% 8/1/18		750,000	397,500
7.45% 7/16/31		1,450,000	746,750
			1,144,250
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	611,000
7.5% 4/1/27		1,935,000	1,548,000
			2,159,000
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp. 7.75% 12/15/12		650,000	581,750
Cap Cana SA 9.625% 11/3/13 (h)		600,000	528,000
Carrols Corp. 9% 1/15/13		85,000	71,188
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	457,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)		$ 1,270,000	$ 571,500
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)		1,440,000	1,384,200
Harrah's Operating Co., Inc.:
5.375% 12/15/13		1,795,000	816,725
5.5% 7/1/10		420,000	352,800
Host Marriott LP:
6.375% 3/15/15		250,000	215,300
7.125% 11/1/13		4,590,000	4,280,175
ITT Corp. 7.375% 11/15/15		250,000	237,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,361,150
Mandalay Resort Group 9.375% 2/15/10		700,000	686,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		5,740,000	4,218,900
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,519,656
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,644,238
6.625% 7/15/15		4,055,000	3,244,000
6.75% 9/1/12		5,985,000	5,191,988
6.75% 4/1/13		3,650,000	3,102,500
6.875% 4/1/16		1,710,000	1,368,000
7.625% 1/15/17		4,555,000	3,661,081
8.375% 2/1/11		1,585,000	1,428,481
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,533,000
7.125% 8/15/14		3,515,000	2,565,950
Park Place Entertainment Corp.:
7.875% 3/15/10		700,000	598,500
8.125% 5/15/11		3,780,000	2,646,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	667,550
yankee:
7% 6/15/13		3,350,000	2,998,250
7.25% 6/15/16		4,190,000	3,561,500
7.5% 10/15/27		2,125,000	1,615,000
Scientific Games Corp.:
6.25% 12/15/12		875,000	824,688
7.875% 6/15/16 (h)		1,950,000	1,911,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (h)(m)		$ 3,010,000	$ 2,377,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,087,425
7.25% 5/1/12		3,395,000	3,038,525
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (h)(m)		140,000	102,550
9.125% 2/1/15 (h)		1,805,000	1,322,163
Station Casinos, Inc.:
6% 4/1/12		940,000	648,600
7.75% 8/15/16		710,000	479,250
Times Square Hotel Trust 8.528% 8/1/26 (h)		111,072	111,072
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		2,270,000	2,020,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,926,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		1,590,000	1,442,925
6.625% 12/1/14		6,460,000	5,878,600
			85,280,218
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	936,000
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	10,754,077
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14		710,000	426,000
8.875% 4/1/12		425,000	284,750
11.5% 5/1/13 (h)		120,000	122,556
KB Home:
6.25% 6/15/15		535,000	446,725
6.375% 8/15/11		650,000	598,000
Newell Rubbermaid, Inc. 6.25% 4/15/18		3,105,000	2,809,522
Pulte Homes, Inc. 5.25% 1/15/14		645,000	548,250
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (h)		505,000	513,206
			17,439,086
Media - 1.3%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	500,312
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,015,000	2,178,618
Cablevision Systems Corp.:
7.1325% 4/1/09 (m)		340,000	342,975
8% 4/15/12		3,070,000	3,046,975
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC:
9.92% 4/1/14		$ 1,495,000	$ 717,600
11.125% 1/15/14		505,000	252,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,490,000	4,090,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,671,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (h)		2,220,000	2,120,100
10.875% 9/15/14 (h)		890,000	934,500
Clear Channel Communications, Inc.:
5% 3/15/12		885,000	550,913
6.25% 3/15/11		705,000	558,713
7.65% 9/15/10		700,000	670,250
Comcast Corp.:
5.7% 5/15/18		9,000,000	8,552,781
6.45% 3/15/37		8,838,000	8,151,243
COX Communications, Inc. 6.45% 12/1/36 (h)		1,365,000	1,277,684
CSC Holdings, Inc.:
6.75% 4/15/12		2,735,000	2,680,300
7.625% 4/1/11		1,235,000	1,241,175
8.5% 6/15/15 (h)		2,340,000	2,351,700
EchoStar Communications Corp.:
6.375% 10/1/11		2,810,000	2,743,263
7% 10/1/13		5,770,000	5,495,925
Kabel Deutschland GmbH 10.625% 7/1/14		3,690,000	3,800,700
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	474,813
6.625% 8/15/15		1,030,000	914,125
News America Holdings, Inc. 7.75% 12/1/45		170,000	174,986
News America, Inc.:
6.15% 3/1/37		2,970,000	2,687,069
6.2% 12/15/34		5,330,000	4,843,691
6.65% 11/15/37		15,817,000	15,248,157
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	907,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		$ 639,181	$ 575,263
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		1,505,000	1,030,925
10% 8/1/14		2,975,000	3,004,750
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,392,550
7.75% 3/15/16		1,790,000	1,691,550
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	1,654,950
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,488,574
6.75% 7/1/18		12,300,000	12,417,932
7.3% 7/1/38		9,000,000	9,043,443
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	6,683,352
6.625% 5/15/29		4,415,000	4,038,228
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)		1,305,000	947,756
10.5% 1/15/15 (h)		4,155,000	3,562,913
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (h)(m)		720,000	513,000
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,984,826
6.75% 10/5/37		1,460,000	1,312,422
Videotron Ltd. 9.125% 4/15/18 (h)		1,150,000	1,207,500
Visant Holding Corp. 8.75% 12/1/13		450,000	428,625
			139,158,627
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		995,000	996,269
Specialty Retail - 0.1%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,119,075
Michaels Stores, Inc. 10% 11/1/14		1,405,000	1,046,725
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	807,500
Sally Holdings LLC:
9.25% 11/15/14		1,410,000	1,417,050
10.5% 11/15/16		700,000	707,000
Sonic Automotive, Inc. 8.625% 8/15/13		700,000	532,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 445,000	$ 311,500
7.625% 8/1/11		4,470,000	3,922,425
			9,863,275
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(m)		2,345,000	2,034,288
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,535,250
9.75% 1/15/15		2,180,000	1,978,350
			5,547,888
TOTAL CONSUMER DISCRETIONARY			262,355,976
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		2,050,000	2,009,000
7.25% 5/15/17		775,000	757,563
8.375% 12/15/14		2,395,000	2,466,850
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,060,673
			13,294,086
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	238,110
7.75% 6/15/26		210,000	195,300
CVS Caremark Corp.:
6.036% 12/10/28 (h)		12,277,725	11,334,304
6.302% 6/1/37 (m)		8,615,000	7,311,981
Rite Aid Corp.:
6.875% 8/15/13		735,000	444,675
7.5% 3/1/17		3,030,000	2,522,475
9.375% 12/15/15		735,000	474,075
10.375% 7/15/16		1,425,000	1,362,656
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	1,138,500
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,456,034
			35,478,110
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.6%
Bertin Ltda. 10.25% 10/5/16 (h)		$ 505,000	$ 517,625
Cargill, Inc.:
6% 11/27/17 (h)		8,750,000	8,651,554
6.625% 9/15/37 (h)		8,334,000	8,027,751
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,753,000
7% 6/1/16		3,235,000	2,992,375
General Mills, Inc. 5.2% 3/17/15		7,738,000	7,600,798
Gruma SA de CV 7.75%		1,685,000	1,672,363
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,166,807
6.875% 2/1/38		11,635,000	11,382,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,595,000
Pierre Foods, Inc. 9.875% 7/15/12 (c)		540,000	43,200
Pilgrims Pride Corp.:
7.625% 5/1/15		1,725,000	1,509,375
8.375% 5/1/17		1,425,000	1,129,313
Smithfield Foods, Inc. 7.75% 7/1/17		5,140,000	4,548,900
			58,590,861
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		1,205,000	1,156,800
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,487,166
5.65% 5/16/18		7,161,000	7,045,035
6.375% 5/16/38		12,110,000	11,910,476
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,794,866
			31,237,543
TOTAL CONSUMER STAPLES			139,757,400
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,640,000	1,627,700
7.75% 5/15/17		2,970,000	2,947,725
Complete Production Services, Inc. 8% 12/15/16		740,000	727,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		$ 1,295,000	$ 1,290,144
Seitel, Inc. 9.75% 2/15/14		2,545,000	2,245,963
Weatherford International Ltd. 7% 3/15/38		5,880,000	5,857,991
			14,696,573
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,380,691
6.45% 9/15/36		2,115,000	1,943,911
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,588,000
Atlas Pipeline Partners LP 8.125% 12/15/15		2,145,000	2,037,750
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	14,331,869
6.25% 3/15/38		3,050,000	2,809,227
6.75% 2/1/39		2,980,000	2,931,381
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,327,275
8.875% 2/1/17		1,140,000	986,100
Chesapeake Energy Corp.:
6.5% 8/15/17		1,925,000	1,780,625
6.875% 1/15/16		740,000	706,700
7.5% 9/15/13		1,300,000	1,322,750
7.5% 6/15/14		1,790,000	1,798,950
7.625% 7/15/13		600,000	606,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		1,145,000	1,182,213
Drummond Co., Inc. 7.375% 2/15/16 (h)		4,035,000	3,500,363
Duke Capital LLC 6.75% 2/15/32		10,542,000	9,867,460
Duke Energy Field Services 6.45% 11/3/36 (h)		2,400,000	2,178,998
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		1,165,000	1,173,738
Energy Partners Ltd. 9.75% 4/15/14		3,070,000	2,724,625
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	990,900
7.75% 5/1/14		675,000	671,625
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (h)		510,000	521,475
Massey Energy Co. 6.875% 12/15/13		4,565,000	4,450,875
Nakilat, Inc. 6.067% 12/31/33 (h)		2,885,000	2,519,095
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,704
Newfield Exploration Co. 7.125% 5/15/18		1,285,000	1,207,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35		$ 240,000	$ 203,393
6.4% 5/15/37		3,645,000	3,269,306
NGPL PipeCo LLC 6.514% 12/15/12 (h)		4,600,000	4,666,452
OPTI Canada, Inc.:
7.875% 12/15/14		2,280,000	2,254,464
8.25% 12/15/14		3,965,000	3,945,175
Pan American Energy LLC 7.75% 2/9/12 (h)		3,120,000	3,042,000
Pemex Project Funding Master Trust:
5.75% 3/1/18 (h)		860,000	844,950
6.625% 6/15/35		625,000	620,313
6.625% 6/15/35 (h)		260,000	258,050
Petro-Canada:
6.05% 5/15/18		3,850,000	3,727,967
6.8% 5/15/38		18,950,000	18,027,779
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)		1,725,000	1,604,250
9.125% 7/15/13		4,270,000	4,227,300
Petroleos de Venezuela SA:
5.25% 4/12/17		9,205,000	6,282,413
5.375% 4/12/27		3,045,000	1,728,038
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petrozuata Finance, Inc.:
7.63% 4/1/09 (h)		1,258,137	1,258,137
8.22% 4/1/17 (h)		2,178,398	2,254,642
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,678,188
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,032,670
6.65% 1/15/37		4,430,000	4,003,918
Plains Exploration & Production Co.:
7% 3/15/17		4,040,000	3,625,900
7.75% 6/15/15		485,000	461,963
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	1,022,613
7.375% 7/15/13		2,060,000	2,060,000
7.5% 5/15/16		2,615,000	2,595,388
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)		1,840,000	1,669,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.:
6.4163% 4/1/14 (h)(m)		$ 2,720,000	$ 2,529,600
8.625% 4/1/15 pay-in-kind (h)		6,045,000	5,863,650
Ship Finance International Ltd. 8.5% 12/15/13		330,000	326,700
Southwestern Energy Co. 7.5% 2/1/18 (h)		965,000	977,063
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	14,153,305
Suncor Energy, Inc.:
6.1% 6/1/18		9,625,000	9,558,443
6.85% 6/1/39		10,460,000	10,474,529
Teekay Corp. 8.875% 7/15/11		2,115,000	2,231,325
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	4,770,508
7.55% 4/15/38		9,095,000	9,136,582
Tesoro Corp. 6.5% 6/1/17		365,000	305,688
Texas Eastern Transmission LP 6% 9/15/17 (h)		4,381,000	4,273,666
TNK-BP Finance SA:
6.875% 7/18/11 (h)		1,200,000	1,146,000
7.5% 3/13/13 (Reg. S)		1,145,000	1,079,163
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,457,339
XTO Energy, Inc.:
6.375% 6/15/38		13,285,000	11,975,949
6.75% 8/1/37		10,380,000	9,790,323
YPF SA 10% 11/2/28		1,475,000	1,430,750
			250,295,028
TOTAL ENERGY			264,991,601
FINANCIALS - 4.0%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	10,002,498
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,629,729
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	2,897,322
6.75% 10/1/37		28,895,000	25,423,352
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,244,616
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,321,019
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	3,798,185
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.: - continued
6.875% 5/2/18		$ 6,600,000	$ 6,144,765
7% 9/27/27		5,000,000	4,458,450
Merrill Lynch & Co., Inc.:
6.15% 4/25/13		3,165,000	2,999,265
6.875% 4/25/18		557,000	513,002
Morgan Stanley 4.75% 4/1/14		1,635,000	1,435,569
Northern Trust Corp. 5.5% 8/15/13		2,275,000	2,314,533
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	11,871,128
5.875% 12/20/17		12,585,000	12,268,663
			105,322,096
Commercial Banks - 0.7%
American Express Bank FSB 6% 9/13/17		10,000,000	9,186,950
Bank of America NA:
5.3% 3/15/17		1,515,000	1,374,775
6% 10/15/36		690,000	595,837
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,803,738
Credit Suisse First Boston 6% 2/15/18		13,365,000	12,823,089
Development Bank of Philippines 8.375% (m)		1,355,000	1,365,163
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		3,665,000	3,426,775
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	440,550
HBOS PLC 6.75% 5/21/18 (h)		10,175,000	9,189,500
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,659,481
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		1,085,000	1,047,025
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,660,451
Standard Chartered Bank 6.4% 9/26/17 (h)		11,244,000	10,642,131
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,545,000	1,552,725
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		195,000	196,950
Wachovia Bank NA 6.6% 1/15/38		9,000,000	7,051,041
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,018,379
			80,034,560
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38		9,010,000	9,196,264
American General Finance Corp. 6.9% 12/15/17		5,510,000	4,413,857
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
5.7% 1/15/10		$ 1,415,000	$ 1,234,623
7% 10/1/13		280,000	203,000
7.25% 10/25/11		840,000	643,474
7.375% 10/28/09		1,420,000	1,319,782
7.875% 6/15/10		710,000	612,041
9.875% 8/10/11		1,410,000	1,157,470
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,344,530
5.625% 5/1/18		25,000,000	24,305,525
5.875% 1/14/38		14,000,000	12,606,090
6.375% 11/15/67 (m)		9,000,000	8,242,956
SLM Corp.:
2.94% 7/27/09 (m)		1,827,000	1,731,463
2.96% 7/26/10 (m)		6,515,000	5,872,543
4% 1/15/09		1,885,000	1,870,806
4.5% 7/26/10		4,120,000	3,748,162
			81,502,586
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,281,837
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,958,015
6.375% 5/15/38		7,549,000	7,553,069
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		5,185,000	4,692,425
9% 6/1/16 (h)		1,000,000	970,000
International Lease Finance Corp. 5.65% 6/1/14		1,600,000	1,340,848
Leucadia National Corp.:
7% 8/15/13		6,420,000	6,259,500
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (h)		5,470,000	5,251,200
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,200,000	4,200,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (m)		500,000	450,000
Sunwest Management, Inc. 8.385% 6/9/10 (m)		325,000	298,415
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(m)		12,400,000	10,682,265
			52,773,574
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc.:
5.85% 1/16/18		$ 8,920,000	$ 7,510,631
8.175% 5/15/58 (h)(m)		7,875,000	6,082,508
Pacific Life Global Funding 5.15% 4/15/13 (h)		7,895,000	7,899,713
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,871,506
6.5% 5/15/38		3,390,000	3,211,011
USI Holdings Corp. 6.6794% 11/15/14 (h)(m)		150,000	117,000
			28,692,369
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14		4,695,000	4,301,578
5.875% 8/15/12		895,000	880,649
5.95% 2/15/17		490,000	451,404
6.25% 5/15/13		14,190,000	13,993,199
6.5% 1/15/18		3,795,000	3,540,226
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	68,000
HMB Capital Trust V 6.37% 12/15/36 (c)(h)(m)		270,000	2,700
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	4,144,435
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	749,413
iStar Financial, Inc. 5.95% 10/15/13		300,000	211,500
Liberty Property LP 6.625% 10/1/17		3,785,000	3,532,892
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,880,000	4,672,600
7% 1/15/16		400,000	373,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,430,653
Rouse Co. 5.375% 11/26/13		100,000	76,171
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)		100,000	82,000
Senior Housing Properties Trust 8.625% 1/15/12		250,000	255,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,597,320
Ventas Realty LP:
6.5% 6/1/16		105,000	98,700
6.625% 10/15/14		1,350,000	1,292,625
6.75% 4/1/17		1,285,000	1,220,750
			45,974,815
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 7,880,000	$ 6,885,150
8.125% 6/1/12		2,465,000	2,295,531
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,932,695
5.5% 10/1/12		3,140,000	3,012,924
5.75% 6/15/17		6,260,000	5,642,514
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Inversiones y Representaciones SA 8.5% 2/2/17 (h)		910,000	618,800
			20,477,614
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		13,200,000	12,775,224
5.65% 5/1/18		13,300,000	12,269,396
Credit Suisse First Boston (New York Branch) 5% 5/15/13		6,309,000	6,145,124
Wrightwood Capital LLC 10.5% 6/1/14 (h)		100,000	87,000
			31,276,744
TOTAL FINANCIALS			446,054,358
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)		3,055,000	3,139,013
Biomet, Inc.:
10% 10/15/17		4,825,000	5,198,938
10.375% 10/15/17 pay-in-kind		3,155,000	3,300,919
11.625% 10/15/17		2,045,000	2,152,363
FMC Finance III SA 6.875% 7/15/17		1,030,000	988,800
			14,780,033
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,859,162
DASA Finance Corp. 8.75% 5/29/18 (h)		590,000	595,900
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,166,175
9.125% 11/15/14		1,665,000	1,712,869
9.25% 11/15/16		3,450,000	3,557,813
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind		$ 9,515,000	$ 9,693,406
HealthSouth Corp. 10.75% 6/15/16		1,280,000	1,382,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,356,750
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,520
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,000
Tenet Healthcare Corp.:
6.5% 6/1/12		285,000	272,175
7.375% 2/1/13		1,975,000	1,871,313
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	59,995
			26,605,478
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		6,520,000	6,568,900
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,656,129
6.45% 9/15/37		2,600,000	2,666,362
			6,322,491
TOTAL HEALTH CARE			54,276,902
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		2,045,000	1,978,538
BE Aerospace, Inc. 8.5% 7/1/18		520,000	542,100
Bombardier, Inc.:
6.3% 5/1/14 (h)		1,575,000	1,512,000
7.45% 5/1/34 (h)		425,000	405,875
8% 11/15/14 (h)		1,915,000	1,972,450
			6,410,963
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,627,250
6.977% 11/23/22		1,212,061	787,840
8.608% 10/1/12		960,000	806,400
AMR Corp. 9% 8/1/12		485,000	276,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		$ 396,970	$ 345,364
7.73% 9/15/12		19,588	17,090
7.875% 7/2/18		1,555,470	1,042,165
9.558% 9/1/19		251,878	181,352
9.798% 4/1/21		798,009	670,327
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	7,200,700
8.021% 8/10/22		1,002,104	751,578
8.954% 8/10/14		1,573,111	1,179,833
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	932,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		904,705	624,246
7.032% 4/1/12		750,105	738,853
7.186% 10/1/12		1,862,895	1,837,280
			20,018,728
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13 (h)		3,025,000	2,767,875
Ply Gem Industries, Inc. 11.75% 6/15/13 (h)		1,415,000	1,266,425
			4,034,300
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		1,025,000	1,008,344
7.125% 5/15/16		395,000	398,950
7.25% 3/15/15		800,000	810,000
7.875% 4/15/13		120,000	122,850
ARAMARK Corp.:
6.3006% 2/1/15 (m)		3,270,000	3,041,100
8.5% 2/1/15		3,130,000	3,153,475
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,178,675
7.75% 10/1/16		915,000	947,025
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,516,475
7.75% 1/15/15		2,545,000	2,545,000
8.625% 4/1/13		210,000	211,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
JohnsonDiversey, Inc. 9.625% 5/15/12		$ 210,000	$ 212,100
Rental Service Corp. 9.5% 12/1/14		1,405,000	1,124,000
US Investigations Services, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,118,750
11.75% 5/1/16 (h)		950,000	779,000
			20,166,794
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		700,000	665,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
			5,452,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37		3,620,000	3,682,289
General Electric Co. 5.25% 12/6/17		15,620,000	15,095,730
Nell AF Sarl 8.375% 8/15/15 (h)		500,000	292,500
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,195,675
13.5% 12/1/15 pay-in-kind (h)		705,000	572,460
			20,838,654
Machinery - 0.1%
Case Corp. 7.25% 1/15/16		1,040,000	1,007,500
Terex Corp. 8% 11/15/17		5,965,000	5,913,105
			6,920,605
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	467,950
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	1,383,350
7.75% 5/15/16		2,145,000	1,490,775
CSX Corp. 6.25% 4/1/15		2,470,000	2,420,175
Hertz Corp.:
8.875% 1/1/14		3,020,000	2,808,600
10.5% 1/1/16		1,920,000	1,680,000
Kansas City Southern Railway Co. 8% 6/1/15		2,415,000	2,463,300
			12,246,200
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)		300,000	272,250
Ashtead Holdings PLC 8.625% 8/1/15 (h)		275,000	248,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (h)		$ 60,000	$ 42,000
VWR Funding, Inc. 10.25% 7/15/15		1,155,000	1,051,050
			1,613,488
TOTAL INDUSTRIALS			98,169,982
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	1,863,000
6.5% 1/15/28		1,940,000	1,338,600
Nortel Networks Corp.:
7.0406% 7/15/11 (m)		485,000	449,838
10.125% 7/15/13		1,005,000	934,650
			4,586,088
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		2,650,000	2,385,000
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,460,875
Flextronics International Ltd.:
6.25% 11/15/14		420,000	386,400
6.5% 5/15/13		2,510,000	2,371,950
Jabil Circuit, Inc. 8.25% 3/15/18		5,260,000	5,285,143
NXP BV:
5.5406% 10/15/13 (m)		435,000	341,475
9.5% 10/15/15		1,125,000	765,000
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)		4,110,000	4,099,725
Series B, 10.25% 11/1/15 (h)		3,900,000	3,890,250
10.5% 11/1/16 pay-in-kind (h)(m)		3,965,000	3,806,400
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,908,104
			24,315,322
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (h)		2,050,000	1,773,250
Iron Mountain, Inc. 8% 6/15/20		705,000	683,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13		$ 995,000	$ 1,004,950
10.25% 8/15/15		990,000	996,188
			4,458,238
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		4,835,000	4,641,600
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,280,000	2,126,100
9.25% 6/1/16		710,000	690,475
Avago Technologies Finance Ltd.:
10.125% 12/1/13		2,130,000	2,300,400
11.875% 12/1/15		710,000	781,000
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (m)		1,045,000	768,075
8.875% 12/15/14		1,140,000	924,882
9.125% 12/15/14 pay-in-kind		1,110,000	861,693
10.125% 12/15/16		1,150,000	879,750
Spansion LLC 11.25% 1/15/16 (h)		700,000	437,500
			9,769,875
Software - 0.0%
SS&C Technologies, Inc. 11.75% 12/1/13		95,000	100,225
TOTAL INFORMATION TECHNOLOGY			50,256,348
MATERIALS - 0.8%
Chemicals - 0.1%
Berry Plastics Corp. 7.5406% 2/15/15 (m)		1,350,000	1,275,750
Chemtura Corp. 6.875% 6/1/16		735,000	620,193
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	470,400
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	4,005,000
Nalco Co. 7.75% 11/15/11		1,400,000	1,424,500
NOVA Chemicals Corp.:
5.9525% 11/15/13 (m)		1,560,000	1,343,550
6.5% 1/15/12		5,650,000	5,141,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Pliant Corp. 11.35% 6/15/09 (f)		$ 60,253	$ 48,805
PolyOne Corp. 8.875% 5/1/12		1,410,000	1,420,575
			15,977,773
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (h)		940,000	878,900
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	935,300
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	722,750
Crown Cork & Seal, Inc.:
7.375% 12/15/26		280,000	238,000
8% 4/15/23		335,000	298,150
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	969,825
Greif, Inc. 6.75% 2/1/17		3,195,000	3,099,150
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	140,250
Vitro SAB de CV 8.625% 2/1/12		2,415,000	2,113,125
			8,516,550
Metals & Mining - 0.5%
Evraz Group SA:
8.875% 4/24/13 (h)		4,505,000	4,414,900
9.5% 4/24/18 (h)		715,000	691,763
FMG Finance Property Ltd.:
6.6819% 9/1/11 (h)(m)		1,490,000	1,467,650
10% 9/1/13 (h)		6,810,000	7,150,500
10.625% 9/1/16 (h)		884,000	990,080
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,030,000	4,221,425
8.375% 4/1/17		1,480,000	1,568,800
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (m)		500,000	426,250
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (h)		750,000	748,125
RathGibson, Inc. 11.25% 2/15/14		350,000	336,875
Rio Tinto Finance Ltd.:
6.5% 7/15/18		7,128,000	7,171,581
7.125% 7/15/28		8,900,000	9,019,242
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,599,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.: - continued
7.375% 11/1/12		$ 1,235,000	$ 1,210,300
7.75% 4/15/16 (h)		1,285,000	1,249,663
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,881,652
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,685,814
Vedanta Resources PLC 6.625% 2/22/10 (h)		2,000,000	2,002,600
			51,836,670
Paper & Forest Products - 0.1%
Catalyst Paper Corp. 8.625% 6/15/11		845,000	686,563
Domtar Corp.:
5.375% 12/1/13		705,000	613,350
7.125% 8/15/15		975,000	928,688
Georgia-Pacific Corp.:
7% 1/15/15 (h)		6,505,000	6,098,438
8.125% 5/15/11		3,130,000	3,145,650
8.875% 5/15/31		1,510,000	1,404,300
Stone Container Corp. 8.375% 7/1/12		2,545,000	2,239,600
Stone Container Finance Co. 7.375% 7/15/14		300,000	241,500
			15,358,089
TOTAL MATERIALS			92,567,982
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	37,879,807
6.8% 5/15/36		11,484,000	11,414,407
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,141,395
Cincinnati Bell, Inc. 8.375% 1/15/14		3,465,000	3,274,425
Citizens Communications Co.:
6.25% 1/15/13		1,300,000	1,238,250
9% 8/15/31		650,000	565,500
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,095,850
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,830,500
7.625% 4/15/12		5,385,000	4,563,788
11.25% 6/15/16		975,000	1,023,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
6.845% 2/15/15 (m)		$ 350,000	$ 280,875
8.75% 2/15/17		1,465,000	1,274,550
9.25% 11/1/14		185,000	169,738
Qwest Corp.:
6.0263% 6/15/13 (m)		70,000	64,750
7.5% 10/1/14		2,440,000	2,250,900
7.625% 6/15/15		1,850,000	1,711,250
SBC Communications, Inc.:
6.15% 9/15/34		350,000	325,697
6.45% 6/15/34		370,000	353,526
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,280,000	1,288,000
Sprint Capital Corp.:
6.875% 11/15/28		15,675,000	13,323,750
7.625% 1/30/11		1,010,000	1,010,000
8.375% 3/15/12		1,295,000	1,304,713
8.75% 3/15/32		815,000	792,588
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	9,117,834
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,076,190
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,813,975
U.S. West Communications:
6.875% 9/15/33		890,000	658,600
7.5% 6/15/23		920,000	745,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,984,862
6.25% 4/1/37		2,348,000	2,156,309
6.4% 2/15/38		7,621,000	7,090,990
6.9% 4/15/38		6,295,000	6,233,208
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	5,635,315
			135,690,492
Wireless Telecommunication Services - 0.5%
Cricket Communications, Inc. 10% 7/15/15 (h)		1,755,000	1,772,550
Digicel Group Ltd.:
8.875% 1/15/15 (h)		7,220,000	6,732,650
9.125% 1/15/15 pay-in-kind (h)(m)		2,575,000	2,401,188
9.25% 9/1/12 (h)		820,000	840,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,525,000	1,441,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
7.625% 5/15/16 (h)		$ 1,485,000	$ 1,481,288
8.375% 3/15/13		3,395,000	3,509,581
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)		4,755,000	4,766,888
11.5% 6/15/16 (h)		765,000	799,425
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)		5,155,000	5,097,264
Millicom International Cellular SA 10% 12/1/13		3,110,000	3,281,050
Mobile Telesystems Finance SA 8% 1/28/12 (h)		2,695,000	2,688,263
Nextel Communications, Inc.:
5.95% 3/15/14		650,000	520,000
6.875% 10/31/13		5,490,000	4,515,525
7.375% 8/1/15		970,000	788,125
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,477,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		1,870,000	1,421,200
Rural Cellular Corp. 8.25% 3/15/12		360,000	372,600
Sprint Nextel Corp. 6% 12/1/16		3,260,000	2,974,750
Telecom Personal SA 9.25% 12/22/10 (h)		4,220,000	4,177,800
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,055,000	2,963,350
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,150,000	1,098,250
			57,120,372
TOTAL TELECOMMUNICATION SERVICES			192,810,864
UTILITIES - 1.9%
Electric Utilities - 0.9%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,943,997
5.8% 3/15/18		10,485,000	10,212,726
6.15% 9/15/17		5,140,000	5,152,557
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,670,554
6.05% 4/15/38		4,552,000	4,436,689
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17		$ 2,095,000	$ 2,005,963
7.2% 5/15/19		3,810,000	3,667,125
7.625% 5/15/27		1,650,000	1,493,250
EDP Finance BV 6% 2/2/18 (h)		5,953,000	5,904,584
Enel Finance International SA:
6.25% 9/15/17 (h)		2,667,000	2,704,735
6.8% 9/15/37 (h)		16,141,000	16,412,411
Energy Future Holdings:
10.875% 11/1/17 (h)		4,420,000	4,519,450
11.25% 11/1/17 pay-in-kind (h)(m)		4,680,000	4,586,400
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,579,391
Intergen NV 9% 6/30/17 (h)		4,595,000	4,686,900
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,395,600
Majapahit Holding BV 7.75% 10/17/16		840,000	802,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,078,550
8.5% 10/1/21		2,575,000	2,201,625
9.125% 5/1/31		340,000	292,400
National Power Corp. 6.875% 11/2/16 (h)		2,005,000	1,949,863
Nevada Power Co. 6.5% 5/15/18		790,000	790,000
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		2,290,000	1,929,641
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,719,903
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,408,938
			104,545,452
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		3,070,000	3,000,925
8.75% 2/15/12		1,325,000	1,338,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	1,093,750
6.875% 11/4/11 (Reg. S)		2,170,000	2,094,050
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,580,000	2,031,750
			9,558,725
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,319,000
7.75% 10/15/15		3,805,000	3,757,438
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
8% 10/15/17		$ 1,090,000	$ 1,070,925
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,331,800
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,987,500
NRG Energy, Inc.:
7.25% 2/1/14		3,290,000	3,240,650
7.375% 2/1/16		3,750,000	3,684,375
7.375% 1/15/17		4,070,000	3,947,900
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,719,074
Reliant Energy, Inc.:
7.625% 6/15/14		5,230,000	5,073,100
7.875% 6/15/17		2,895,000	2,793,675
Tenaska Alabama Partners LP 7% 6/30/21 (h)		453,070	423,621
TXU Corp. 5.55% 11/15/14		3,140,000	2,449,200
			49,798,258
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	179,025
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,342,749
Dominion Resources, Inc. 7.5% 6/30/66 (m)		9,800,000	8,825,841
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,958,420
6.5% 9/15/37		17,430,000	17,388,813
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	1,408,923
6.8% 1/15/19		10,000,000	9,725,880
			47,829,651
TOTAL UTILITIES			211,732,086
TOTAL NONCONVERTIBLE BONDS			1,812,973,499
TOTAL CORPORATE BONDS (Cost $1,904,437,007)			1,824,565,110
U.S. Government and Government Agency Obligations - 12.0%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.625% 2/12/13 (g)		$ 43,445,000	$ 42,949,032
4.375% 7/17/13 (k)		8,745,000	8,854,750
4.75% 11/19/12		24,650,000	25,491,748
5% 2/16/12		8,000,000	8,319,624
Freddie Mac:
3.5% 5/29/13 (g)		73,300,000	71,484,506
4.125% 12/21/12		55,225,000	55,486,049
5.25% 7/18/11 (g)		100,000,000	104,675,900
Tennessee Valley Authority 5.375% 4/1/56		385,000	394,932
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			317,656,541
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		78,310,500	78,028,088
2% 1/15/14 (k)		334,070,632	346,244,167
2% 7/15/14		75,430,550	78,314,711
2.375% 4/15/11		57,042,626	59,068,005
2.625% 7/15/17		124,540,740	134,954,818
3.5% 1/15/11 (k)		25,136,600	26,733,544
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,343,333
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds 6.25% 5/15/30		22,776,000	28,409,507
U.S. Treasury Notes:
3.375% 6/30/13 (g)		126,233,000	128,008,088
4.125% 8/31/12		35,285,000	36,925,188
4.5% 9/30/11 (k)		91,855,000	96,885,531
TOTAL U.S. TREASURY OBLIGATIONS			290,228,314
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,293,596,571)			1,331,228,188
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 12.3%
3.736% 10/1/33 (m)		1,656,106	1,653,023
4.36% 5/1/35 (m)		2,457,990	2,469,144
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.378% 5/1/35 (m)		$ 2,547,427	$ 2,561,002
4.5% 4/1/20		2,293,272	2,263,814
5% 8/1/18 to 3/1/23		22,398,232	22,321,970
5% 9/1/38 (i)		100,000,000	96,052,390
5% 9/1/38 (i)		138,000,000	132,552,298
5.29% 2/1/36 (m)		2,085,980	2,115,611
5.303% 12/1/35 (m)		1,189,471	1,205,710
5.5% 10/1/17 to 11/1/37		458,233,709	457,705,328
5.5% 9/1/23 (i)(j)		24,000,000	24,201,442
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.616% 7/1/37 (m)		1,335,609	1,359,396
6% 6/1/22 to 3/1/38		256,492,937	260,644,009
6% 9/1/38 (i)		50,000,000	50,473,480
6.028% 4/1/36 (m)		1,048,137	1,072,406
6.252% 6/1/36 (m)		406,689	413,927
6.309% 4/1/36 (m)		1,017,138	1,043,936
6.5% 12/1/34 to 8/1/37		30,501,592	31,546,999
6.5% 9/1/38 (i)		50,000,000	51,402,855
6.5% 9/1/38 (i)		18,000,000	18,505,028
TOTAL FANNIE MAE			1,358,966,208
Freddie Mac - 1.5%
4.392% 1/1/35 (m)		4,843,444	4,857,635
4.617% 2/1/35 (m)		4,994,663	5,020,296
4.737% 10/1/35 (m)		10,754,965	10,770,076
5.5% 11/1/17		3,873,871	3,942,672
5.735% 10/1/35 (m)		735,744	747,066
5.853% 6/1/36 (m)		1,233,777	1,256,531
5.984% 7/1/37 (m)		6,129,619	6,253,762
6% 10/1/35 to 3/1/38		86,575,645	87,373,379
6% 9/1/38 (i)		47,000,000	47,367,963
6.045% 6/1/36 (m)		1,160,487	1,184,320
6.063% 4/1/36 (m)		1,909,574	1,948,759
6.11% 6/1/36 (m)		1,161,978	1,187,224
TOTAL FREDDIE MAC			171,909,683
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,525,546,529)			1,530,875,891
Asset-Backed Securities - 0.6%
		Principal Amount (d)	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.8719% 11/25/50 (m)		$ 14,187	$ 11,462
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8706% 1/22/13 (h)(m)		2,590,000	1,459,740
Airspeed Ltd. Series 2007-1A Class C1, 4.9669% 6/15/32 (h)(m)		4,731,465	2,223,788
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (h)		2,215,000	1,674,511
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.2219% 9/25/34 (m)		177,014	16,622
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	139,200
Class G, 9.75% 12/24/37 (h)		210,000	180,600
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 2.8319% 3/23/19 (h)(m)		295,980	232,821
Capital Auto Receivables Asset Trust Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,497,792
Class D, 7.16% 1/15/13 (h)		160,000	149,384
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		460,000	386,400
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (h)(m)		250,000	165,000
Capmark VII Ltd. Series 2006-7A Class H, 4.0169% 8/20/36 (h)(m)		500,000	150,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.4719% 8/25/36 (h)(m)		290,000	13,862
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.2219% 12/25/46 (h)(m)		250,000	65,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (h)		480,708	22,883
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	425,000
Class B2, 4.0213% 12/28/35 (h)(m)		500,000	420,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	85,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	176,250
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,087,713
Series 2006-C Class D, 6.89% 5/15/13 (h)		915,000	828,746
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	846,502
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (h)		830,696	785,692
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (h)(m)		$ 421,734	$ 37,165
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1219% 9/25/46 (h)(m)		250,000	92,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	25
Kent Funding III Ltd. Series 2006-3A Class D, 5.8988% 10/29/47 (m)		267,490	2,675
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,000	114,169
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 2.9019% 5/25/46 (h)(m)		250,000	134,727
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (h)(m)		5,400,000	5,187,240
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (h)(m)		195,000	163,800
Class C1B, 7.696% 8/28/38 (h)		63,000	44,781
Newcastle CDO VIII Series 2006-8A Class 10, 4.7219% 11/1/52 (h)(m)		250,000	17,500
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (m)		134,000	7,705
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (h)		353,271	323,905
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (m)		2,445,212	2,384,081
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.4219% 9/1/46 (h)(m)		250,000	92,500
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.0763% 12/15/26 (h)(m)		185,000	64,750
SIRENS B.V. Series 2007-2 Class A1, 4.5881% 4/13/10 (h)(m)		10,000,000	8,512,000
Structured Asset Securities Corp.:
Series 2006-BC1 Class B1, 4.9719% 3/25/36 (h)(m)		80,986	1,013
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (m)		15,977,484	14,159,822
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (h)(m)		14,070,000	14,045,814
Swift Master Auto Receivables Trust Series 2007-1 Class B, 2.6869% 6/15/12 (m)		3,285,000	2,728,156
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	202,500
Class IV, 6.84% 5/22/37 (h)		235,000	195,293
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	80,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (h)		$ 1,390,000	$ 735,551
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.9544% 9/25/26 (h)(m)		250,000	76,275
Class G, 4.1544% 9/25/26 (h)(m)		250,000	60,725
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (h)(m)		1,330,000	211,503
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.6613% 11/21/40 (h)(m)		305,000	146,400
TOTAL ASSET-BACKED SECURITIES (Cost $74,672,777)			62,866,543
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		178,866	98,376
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		301,381	75,345
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3052% 8/25/19 (h)(m)		75,938	11,391
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (m)(o)		14,682,247	1,262,673
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (m)		1,825,663	1,725,252
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	1,234
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		91,974	36,790
Series 2003-35 Class B, 4.639% 9/25/18 (m)		163,761	81,881
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (m)		1,895,865	1,763,186
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(m)		382,239	152,896
Series 2004-3 Class DB4, 5.842% 4/25/34 (m)		116,739	2,918
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (h)(m)		250,000	249,541
Class G, 6.78% 3/18/11 (h)(m)		250,000	248,894
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		282,731	105,003
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		154,881	46,464
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (m)		4,120,699	3,884,418
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		$ 125,000	$ 122,954
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (h)(m)		8,861,703	7,886,916
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	79,738
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.7719% 7/25/36 (h)(m)		3,946,782	48,940
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (m)		3,236,118	2,982,908
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.1131% 6/10/35 (h)(m)		27,450	20,662
Class B5, 4.7131% 6/10/35 (h)(m)		20,588	16,361
Class B6, 5.2131% 6/10/35 (h)(m)		10,294	7,417
RESIX Finance Ltd. floater Series 2007-A Class BB, 5.8169% 2/15/39 (h)(m)		495,088	71,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 4.4719% 9/25/35 (h)(m)		530,000	5,300
Series 2006-BC5 Class B, 4.9719% 12/25/36 (h)(m)		1,050,000	49,035
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		295,440	59,088
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (m)		555,987	507,294
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (m)		1,017,735	930,120
TOTAL PRIVATE SPONSOR			22,534,454
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,460,815	4,554,042
Series 2002-9 Class PC, 6% 3/25/17		669,747	690,279
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	48,374,871
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,591,020
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,609,686
TOTAL U.S. GOVERNMENT AGENCY			64,819,898
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,764,757)			87,354,352
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7715% 2/14/29 (h)(m)		$ 750,000	$ 708,978
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,544,643
Class B5, 7.525% 4/14/29		129,000	106,161
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2005% 2/10/18 (h)(m)		125,000	86,677
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,890,705
Series 2003-2 Class BWF, 7.55% 10/11/37 (h)		95,407	106,345
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	147,979
Series 2004-5 Class G, 5.3905% 11/10/41 (h)(m)		135,000	77,759
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	51,779
Class I, 5.64% 2/14/31 (h)		170,000	42,500
Series 2007-BBA8:
Class K, 3.6669% 3/15/22 (h)(m)		105,000	78,750
Class L, 4.3669% 3/15/22 (h)(m)		214,000	139,100
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,787	171,776
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,095,320
Series 2006-FL2 Class CNP3, 3.6669% 8/16/21 (h)(m)		5,182,308	4,605,776
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,554,003	9,383,581
Series 2007-FL3A Class A2, 2.6069% 4/15/22 (h)(m)		6,878,000	6,190,200
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		10,435,000	9,600,063
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,645,299
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	70,594
Class G, 5.01% 5/15/44 (m)	CAD	30,000	13,544
Class H, 5.01% 5/15/44 (m)	CAD	20,000	8,377
Class J, 5.01% 5/15/44 (m)	CAD	20,000	7,484
Class K, 5.01% 5/15/44 (m)	CAD	10,000	3,360
Class L, 5.01% 5/15/44 (m)	CAD	36,000	10,911
Class M, 5.01% 5/15/44 (m)	CAD	165,000	36,961
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates Series 2001-J2A Class F, 7.0311% 7/16/34 (h)(m)		$ 190,000	$ 152,210
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (h)		500,000	364,649
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	428,166
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	9,806,041
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	491,409
Series 1998-C1 Class H, 6% 5/17/40 (h)		130,000	26,000
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	174,908
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	99,684
Class J, 4.231% 5/15/38 (h)		300,000	196,542
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.3669% 2/15/22 (h)(m)		100,000	65,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,657	471,861
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	222,637
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2174% 6/10/31 (h)(m)		365,000	389,036
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9571% 4/29/39 (h)(m)		100,417	100,417
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (h)		50,000	46,519
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (h)(m)		55,000	52,959
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,851,221	3,848,756
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (h)		85,000	82,386
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (h)		80,000	73,382
Class E, 6.495% 2/15/36 (h)		40,000	36,260
Class F, 7.036% 2/15/36		200,000	179,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		509,114	290,195
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		500,000	460,000
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	425,155
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	156,750
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		$ 226,000	$ 214,003
Class K, 6.974% 8/15/36 (h)		427,000	256,114
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	117,843
Class H, 7% 3/15/33 (h)		100,000	96,903
Class K, 7% 3/15/33 (h)		90,000	81,325
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	74,412
Series 2003-C2 Class J, 5.234% 11/5/13 (h)(m)		250,000	162,650
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.2113% 6/6/20 (h)(m)		250,000	157,500
Series 2007-EOP Class L, 3.7613% 3/1/20 (h)(m)		400,000	387,252
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(m)		600,000	510,060
Series 2006-RR2:
Class M, 5.6903% 6/1/46 (h)(m)		100,000	20,000
Class N, 5.6903% 6/1/46 (h)(m)		100,000	18,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,284,910
Class A4, 5.7992% 8/10/45 (m)		10,000,000	9,164,110
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	169,098
Series 2002-CIB4:
Class E, 6.7139% 5/12/34 (h)(m)		190,000	185,870
Class F, 7.1059% 5/12/34 (h)(m)		78,000	74,006
Series 2003-C1 Class CM1, 5.6896% 1/12/37 (h)(m)		213,882	193,764
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.5969% 11/15/18 (h)(m)		10,000,000	8,600,000
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		65,000	51,441
Series 2004-LN2 Class D, 5.206% 7/15/41 (m)		420,000	320,708
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,377,135
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (h)		95,000	94,395
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		250,000	232,335
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		$ 8,375,000	$ 8,178,077
Series 2006-C7 Class A1, 5.279% 11/15/38		895,540	887,632
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,265,471
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,727,937
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(m)		86,000	71,053
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(m)		165,000	124,608
Class K, 5.0914% 3/15/36 (h)(m)		500,000	262,420
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	178,560
Class I11, 7.72% 2/26/28 (h)		100,000	98,850
Class I12, 7.72% 2/26/28 (h)		100,000	98,500
Class I9, 7.72% 2/26/28 (h)		153,200	152,051
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	615,977
Series 1998-C3 Class E, 6.8541% 12/15/30 (m)		155,000	157,329
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(m)		100,000	36,355
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	104,836
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	1,039,173
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,683,848
Series 2006-2 Class A4, 5.9094% 6/12/46 (m)		15,250,000	14,513,646
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		333,394	311,971
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	8,866,256
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,462,024
Series 2004-IQ7 Class E, 5.4043% 6/15/38 (h)(m)		120,000	83,328
Series 2005-HQ7:
Class E, 5.208% 11/14/42 (m)		75,000	53,394
Class F, 5.208% 11/14/42 (m)		150,000	103,952
Series 2007-HQ12 Class A2, 5.6325% 4/12/49 (m)		12,880,000	12,467,535
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7122% 11/13/36 (h)(m)		70,000	56,070
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		131,114	130,249
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (h)		160,000	105,475
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 411,182	$ 401,402
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	82,647
Class G, 4.456% 9/12/38 (h)	CAD	54,000	41,014
Class H, 4.456% 9/12/38 (h)	CAD	36,000	26,444
Class J, 4.456% 9/12/38 (h)	CAD	36,000	22,423
Class K, 4.456% 9/12/38 (h)	CAD	18,000	10,133
Class L, 4.456% 9/12/38 (h)	CAD	26,000	13,665
Class M, 4.456% 9/12/38 (h)	CAD	130,000	36,429
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,874
Class G, 4.57% 4/12/23	CAD	42,000	31,130
Class H, 4.57% 4/12/23	CAD	42,000	28,673
Class J, 4.57% 4/12/23	CAD	42,000	25,623
Class K, 4.57% 4/12/23	CAD	21,000	12,031
Class L, 4.57% 4/12/23	CAD	63,000	33,927
Class M, 4.57% 4/12/23	CAD	185,000	54,288
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	129,679
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(m)		165,000	155,284
Class F6, 6.5% 2/18/34 (h)(m)		37,000	34,172
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (h)		90,000	81,874
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (h)		170,000	167,928
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.0419% 9/15/09 (h)(m)		110,000	94,600
Class G, 3.0419% 9/15/09 (h)(m)		200,000	170,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,380,171
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	12,881,485
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	7,230,913
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	6,711,899
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (h)(m)		400,000	140,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $243,154,443)			233,240,371
Municipal Securities - 0.3%
		Principal Amount (d)	Value
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		$ 10,000,000	$ 11,039,800
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,604,326
Series A, 5% 1/1/12		11,025,000	11,895,093
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,068,508
TOTAL MUNICIPAL SECURITIES (Cost $37,434,862)			37,607,727
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,764,725	2,059,720
par 1.33% 12/31/38 (f)		3,405,000	1,089,600
7% 3/28/11		17,450,000	14,648,790
7% 9/12/13		17,420,000	12,559,336
Brazilian Federative Republic:
6% 1/17/17		505,000	517,625
7.125% 1/20/37		140,000	156,100
8.25% 1/20/34		410,000	510,450
8.75% 2/4/25		280,000	351,400
12.25% 3/6/30		895,000	1,519,263
12.75% 1/15/20		490,000	764,400
Central Bank of Nigeria promissory note 5.092% 1/5/10		412,312	395,591
Colombian Republic 7.375% 9/18/37		1,830,000	2,008,425
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,385,000	1,260,350
Dominican Republic:
3.6713% 8/30/24 (m)		1,100,000	1,057,375
9.04% 1/23/18 (h)		3,120,449	3,190,659
9.5% 9/27/11 (Reg. S)		1,606,150	1,638,273
Ecuador Republic:
5% 2/28/25		218,000	146,878
10% 8/15/30 (Reg. S)		4,550,000	4,026,750
12% 11/15/12 (Reg. S)		626,280	629,411
Gabonese Republic 8.2% 12/12/17 (h)		2,580,000	2,657,400
Georgia Republic 7.5% 4/15/13		460,000	414,000
Ghana Republic 8.5% 10/4/17 (h)		2,130,000	2,114,025
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,290,625
6.75% 3/10/14 (h)		510,000	515,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 3/10/14 (Reg. S)		$ 315,000	$ 318,150
7.5% 1/15/16 (h)		485,000	505,031
7.75% 1/17/38 (h)		1,245,000	1,232,550
8.5% 10/12/35 (h)		650,000	696,345
8.5% 10/12/35 (Reg. S)		735,000	787,406
Islamic Republic of Pakistan:
6.75% 2/19/09		3,520,000	3,344,000
7.125% 3/31/16 (h)		1,450,000	942,500
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (m)		1,645,000	1,620,325
7.125% 3/5/10		250,000	249,688
7.5% 8/2/11		1,325,000	1,301,813
7.75% 9/7/12		400,000	396,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,073,250
8.625% 6/20/13 (Reg. S)		3,495,000	3,521,213
9% 5/2/14		360,000	367,650
Philippine Republic:
9.5% 2/2/30		1,375,000	1,763,438
10.625% 3/16/25		1,365,000	1,861,587
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (f)(h)		2,935,000	2,744,225
Russian Federation:
7.5% 3/31/30 (Reg. S)		8,990,095	10,013,168
12.75% 6/24/28 (Reg. S)		1,490,000	2,615,397
Turkish Republic:
6.75% 4/3/18		1,965,000	1,964,607
6.875% 3/17/36		3,285,000	3,070,161
7% 9/26/16		1,390,000	1,422,943
7.25% 3/15/15		765,000	800,190
7.25% 3/5/38		1,350,000	1,300,725
7.375% 2/5/25		2,200,000	2,233,440
11.875% 1/15/30		1,085,000	1,636,940
Ukraine Government:
6.385% 6/26/12 (h)		2,240,000	2,080,512
6.75% 11/14/17 (h)		4,290,000	3,635,775
United Mexican States:
7.5% 4/8/33		700,000	816,200
8.3% 8/15/31		420,000	528,150
Uruguay Republic 8% 11/18/22		2,431,902	2,583,896
Venezuelan Republic:
3.7906% 4/20/11 (Reg. S) (m)		3,130,000	2,809,175
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
5.375% 8/7/10 (Reg. S)		$ 1,145,000	$ 1,090,613
7% 3/31/38		720,000	500,400
8.5% 10/8/14		1,690,000	1,580,150
9% 5/7/23 (Reg. S)		1,160,000	1,005,140
9.25% 9/15/27		4,050,000	3,766,500
9.375% 1/13/34		1,160,000	1,020,800
10.75% 9/19/13		5,460,000	5,637,450
13.625% 8/15/18		2,343,000	2,764,740
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	74,925
6.875% 1/15/16 (h)		1,740,000	1,687,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,861,644)			135,687,514
Preferred Stocks - 0.1%
	Shares
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
El Paso Corp. 4.99%	1,927	2,629,905
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,278,550
TOTAL CONVERTIBLE PREFERRED STOCKS		3,908,455
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a)	520	715,000
TOTAL PREFERRED STOCKS (Cost $4,527,961)		4,623,455
Floating Rate Loans - 0.3%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 4.4075% 12/27/14 (m)	$ 1,551,735	$ 1,194,836
Tranche C, term loan 4.4075% 12/27/15 (m)	1,201,347	925,037
		2,119,873
Hotels, Restaurants & Leisure - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (m)	80,120	61,893
term loan 5.125% 6/14/14 (m)	1,004,266	775,795
		837,688
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 4.2138% 3/31/13 (m)	1,516,709	1,440,874
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9638% 12/12/14 (m)	2,477,791	1,982,233
Univision Communications, Inc. Tranche 1LN, term loan 5.0288% 9/29/14 (m)	1,795,000	1,442,731
Zuffa LLC term loan 4.5625% 6/19/15 (m)	3,621,002	3,041,642
		7,907,480
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 5.4638% 12/9/08 (m)	160,000	148,800
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (m)	165,000	161,081
Tranche B 1LN, term loan 4.546% 9/5/13 (m)	610,000	593,225
Levi Strauss & Co. term loan 4.7131% 4/4/14 (m)	790,000	639,900
		1,394,206
TOTAL CONSUMER DISCRETIONARY		12,408,047
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (m)	59,525	38,394
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (m)	209,211	183,582
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.22% 12/27/12 (m)	$ 143,000	$ 117,260
TOTAL FINANCIALS		339,236
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 4.9776% 7/25/14 (m)	2,065,032	1,948,874
Tranche DD, term loan 7/25/14 (m)(q)	105,648	99,705
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (m)	2,198,839	2,061,411
		4,109,990
Pharmaceuticals - 0.1%
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (m)	4,717,196	4,115,753
TOTAL HEALTH CARE		8,225,743
INDUSTRIALS - 0.1%
Airlines - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.5733% 2/1/14 (m)	2,775,378	2,026,026
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (m)	120,664	114,028
term loan 4.6756% 1/26/14 (m)	1,899,336	1,794,872
		1,908,900
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (m)	1,255,000	1,207,938
TOTAL INDUSTRIALS		5,142,864
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (m)	640,670	576,603
Tranche B-A1, term loan 5.0406% 10/1/14 (m)	99,330	89,397
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.269% 10/10/14 (m)	1,532,281	1,426,936
		2,092,936
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 5.0506% 6/11/14 (m)	$ 1,800,441	$ 1,638,401
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (m)	1,064,386	995,201
		2,633,602
TOTAL INFORMATION TECHNOLOGY		4,726,538
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (m)	2,858,000	2,800,840
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.4395% 12/23/12 (m)	1,172,053	1,109,055
TOTAL MATERIALS		3,909,895
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (m)	465,000	446,400
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (m)	980,025	943,274
		1,389,674
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (m)	9,875	9,233
TOTAL TELECOMMUNICATION SERVICES		1,398,907
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (m)	355,590	323,548
term loan 5.8006% 3/30/14 (m)	845,023	768,971
		1,092,519
TOTAL FLOATING RATE LOANS (Cost $37,602,554)		37,243,749
Fixed-Income Funds - 53.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	3,366,821	$ 283,991,380
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	7,414,807	658,434,817
Fidelity Corporate Bond 1-10 Year Central Fund (n)	18,851,759	1,816,743,999
Fidelity Floating Rate Central Fund (n)	4,475,644	408,626,297
Fidelity Mortgage Backed Securities Central Fund (n)	21,787,296	2,138,641,000
Fidelity Ultra-Short Central Fund (n)	7,340,076	599,904,422
TOTAL FIXED-INCOME FUNDS (Cost $6,228,917,563)		5,906,341,915
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,765,000	3,880,584
Net Servicos de Comunicacao SA 9.25% (h)	1,623,000	1,681,437
		5,562,021
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,834,000	6,994,450
TOTAL PREFERRED SECURITIES (Cost $12,428,953)		12,556,471
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,755,616	2,755,000
Cash Equivalents - continued
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at: - continued
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 436,212,763	$ 436,110,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (b)	353,592,056	353,508,000
TOTAL CASH EQUIVALENTS (Cost $792,373,000)		792,373,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $12,390,318,621)		11,996,564,286
NET OTHER ASSETS - (8.3)%		(914,582,124)
NET ASSETS - 100%		$ 11,081,982,162
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 43,728	(35,417)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	39,167	(36,249)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	57,619	(52,395)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 1,500,000	$ 9,615
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	323,342
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	478,878
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	14,400,000	135,376
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	66,824
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	(57,737)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%

	March 2013	$ 3,800,000	$ (51,175)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,000,000	(34,679)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,000,000	(3,640,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,600,000	(4,186,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	2,800,000	(2,548,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	6,000,000	(5,460,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	7,200,000	(6,552,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	2,600,000	(2,366,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 34,860	$ (16,996)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(62,264)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	120,859	(25,494)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(94,250)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,737,537)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	57,176	(43,756)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	787	(693)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,517)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(1,061,024)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(100,184)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(1,102,156)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	1,200,000	(1,084,294)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(80,377)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(70,727)
TOTAL CREDIT DEFAULT SWAPS		90,214,996	(32,453,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 27,972
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	60,703
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	46,173
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	2,517,342
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	878,228
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	5,181,070
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	2,819,225
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	4,223,055
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	3,376,635
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	6,074,970
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	$ 50,000,000	$ 2,482,665
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,195,664
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	941,400
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	2,985,640
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,661,915
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,614,710
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	4,609,320
TOTAL INTEREST RATE SWAPS		1,174,689,000	41,696,687
		$ 1,264,903,996	$ 9,243,563
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,251,869 or 3.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,020,498.
(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $156,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,648 and $99,705, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,755,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 1,012,105
Banc of America Securities LLC	546,770
Barclays Capital, Inc.	766,747
Deutsche Bank Securities, Inc.	429,378
$ 2,755,000
$436,110,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 12,638,373
Banc of America Securities LLC	34,165,795
Bank of America, NA	126,383,734
Barclays Capital, Inc.	227,490,039
Greenwich Capital Markets, Inc.	12,638,373
ING Financial Markets LLC	16,474,499
RBC Capital Markets Corp.	6,319,187
$ 436,110,000
$353,508,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 112,434,096
Bank of America, NA	241,073,904
$ 353,508,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,792,274
Fidelity Commercial Mortgage-Backed Securities Central Fund	29,162,743
Fidelity Corporate Bond 1-10 Year Central Fund	81,406,674
Fidelity Floating Rate Central Fund	24,729,364
Fidelity Mortgage Backed Securities Central Fund	96,892,856
Fidelity Ultra-Short Central Fund	33,658,178
Total	$ 280,642,089
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 62,786,499	$ 48,982,775	$ 283,991,380	18.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	402,255,147	308,170,881	-	658,434,817	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	1,105,094,191	-	1,816,743,999	23.0%
Fidelity Floating Rate Central Fund	228,686,671	223,302,409	23,315,935	408,626,297	15.3%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	1,235,465,746	49,866,701	2,138,641,000	23.8%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	529,852,254	599,904,422	16.9%
Total	$ 3,544,679,501	$ 3,312,093,512	$ 652,017,665	$ 5,906,341,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $345,134,698 and repurchase agreements of $792,373,000) - See accompanying schedule: Unaffiliated issuers (cost $6,161,401,058)	$ 6,090,222,371
Fidelity Central Funds (cost $6,228,917,563)	5,906,341,915
Total Investments (cost $12,390,318,621)		$ 11,996,564,286
Commitment to sell securities on a delayed delivery basis	(24,201,442)
Receivable for securities sold on a delayed delivery basis	24,142,500	(58,942)
Receivable for investments sold, regular delivery		26,097,269
Cash		391,339
Receivable for swap agreements		30,562
Receivable for fund shares sold		6,324,418
Interest receivable		56,922,769
Distributions receivable from Fidelity Central Funds		25,743,229
Unrealized appreciation on swap agreements		42,753,484
Other receivables		36,971
Total assets		12,154,805,385

Liabilities
Payable for investments purchased Regular delivery	$ 66,643,753
Delayed delivery	608,653,056
Payable for fund shares redeemed	4,295,845
Distributions payable	1,067,348
Unrealized depreciation on swap agreements	33,509,921
Accrued management fee	2,918,053
Distribution fees payable	55,295
Other affiliated payables	1,315,009
Other payables and accrued expenses	856,943
Collateral on securities loaned, at value	353,508,000
Total liabilities		1,072,823,223

Net Assets		$ 11,081,982,162
Net Assets consist of:
Paid in capital		$ 11,370,457,234
Undistributed net investment income		8,813,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,267,778
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(380,556,718)
Net Assets		$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,754,821 ÷ 8,019,571 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($38,573,726 ÷ 3,834,369 shares)	$ 10.06

Maximum offering price per share (100/96.00 of $10.06)	$ 10.48
Class B: Net Asset Value and offering price per share ($9,644,896 ÷ 957,576 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($28,786,324 ÷ 2,858,809 shares)A	$ 10.07

Total Bond: Net Asset Value, offering price and redemption price per share ($9,976,431,537 ÷ 990,839,056 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($947,790,858 ÷ 94,236,791 shares)	$ 10.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 1,204,234
Interest		283,244,652
Income from Fidelity Central Funds		280,642,089
Total income		565,090,975

Expenses
Management fee	$ 31,993,893
Transfer agent fees	10,846,695
Distribution fees	633,899
Fund wide operations fee	3,495,827
Independent trustees' compensation	40,783
Miscellaneous	17,948
Total expenses before reductions	47,029,045
Expense reductions	(352,777)	46,676,268
Net investment income		518,414,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,164,408
Fidelity Central Funds	(55,342,894)
Foreign currency transactions	(891)
Swap agreements	7,472,837
Total net realized gain (loss)		95,293,460
Change in net unrealized appreciation (depreciation) on: Investment securities	(338,543,318)
Assets and liabilities in foreign currencies	(131)
Swap agreements	6,488,170
Delayed delivery commitments	(58,942)
Total change in net unrealized appreciation (depreciation)		(332,114,221)
Net gain (loss)		(236,820,761)
Net increase (decrease) in net assets resulting from operations		$ 281,593,946

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 518,414,707	$ 212,551,890
Net realized gain (loss)	95,293,460	(6,020,604)
Change in net unrealized appreciation (depreciation)	(332,114,221)	(85,266,164)
Net increase (decrease) in net assets resulting from operations	281,593,946	121,265,122
Distributions to shareholders from net investment income	(501,867,517)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,784)	(4,857,769)
Total distributions	(526,376,301)	(203,196,475)
Share transactions - net increase (decrease)	4,412,741,476	4,556,920,613
Total increase (decrease) in net assets	4,167,959,121	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $8,813,868 and undistributed net investment income of $4,530,397, respectively)	$ 11,081,982,162	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.190)	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	122%	116% J	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 L

2006 J

2005 J

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	122%	116% K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 79,456,091
Unrealized depreciation	(416,279,836)
Net unrealized appreciation (depreciation)	$ (336,823,745)
Undistributed ordinary income	74,595,018

Cost for federal income tax purposes	$ 12,333,388,031

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 521,474,544	$ 203,196,475
Long-term Capital Gains	4,901,757	-
Total	$ 526,376,301	$ 203,196,475

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,714,855,579 and $1,275,500,461, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 182,737	$ 37,558
Class T	0%	.25%	115,549	1,138
Class B	.65%	.25%	83,546	60,524
Class C	.75%	.25%	252,067	75,748
			$ 633,899	$ 174,968

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,515
Class T	5,823
Class B*	11,561
Class C*	3,836
$ 46,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 143,015.20
Class T	94,941.21
Class B	26,504.29
Class C	46,393.18
Total Bond	9,096,927.10
Institutional Class	1,438,915.16
	$ 10,846,695

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17,948 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $5,167,155.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $79,612. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 249,985
Institutional Class	23,180
$ 273,165

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 3,361,032	$ 1,100,606
Class T	2,139,983	1,373,421
Class B	357,685	136,878
Class C	975,717	457,270
Total Bond	451,129,055	191,143,423
Institutional Class	43,904,045	4,127,108
Total	$ 501,867,517	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,576	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,784	$ 4,857,769

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class A
Shares sold	5,588,201	5,058,526	$ 57,565,572	$ 52,475,077
Reinvestment of distributions	305,321	89,369	3,130,894	927,501
Shares redeemed	(2,555,919)	(1,118,505)	(26,109,819)	(11,603,024)
Net increase (decrease)	3,337,603	4,029,390	$ 34,586,647	$ 41,799,554

Annual Report

12. Share Transactions - continued

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class T
Shares sold	2,804,342	4,727,867	$ 28,824,011	$ 49,238,640
Reinvestment of distributions	209,490	129,776	2,149,894	1,346,799
Shares redeemed	(3,292,088)	(1,351,158)	(33,740,425)	(13,923,481)
Net increase (decrease)	(278,256)	3,506,485	$ (2,766,520)	$ 36,661,958
Class B
Shares sold	792,814	539,386	$ 8,188,014	$ 5,591,610
Reinvestment of distributions	25,155	9,450	258,101	98,229
Shares redeemed	(449,829)	(124,884)	(4,577,167)	(1,299,404)
Net increase (decrease)	368,140	423,952	$ 3,868,948	$ 4,390,435
Class C
Shares sold	1,925,088	1,926,281	$ 19,771,131	$ 20,051,168
Reinvestment of distributions	87,624	38,210	898,560	397,140
Shares redeemed	(993,539)	(327,493)	(10,165,574)	(3,406,204)
Net increase (decrease)	1,019,173	1,636,998	$ 10,504,117	$ 17,042,104
Total Bond
Shares sold	547,722,071	449,525,248	$ 5,645,252,478	$ 4,670,295,711
Reinvestment of distributions	45,012,353	18,043,057	461,616,494	187,426,399
Shares redeemed	(230,103,358)	(72,384,207)	(2,368,082,060)	(750,709,047)
Net increase (decrease)	362,631,066	395,184,098	$ 3,738,786,912	$ 4,107,013,063
Institutional Class
Shares sold	78,780,201	34,101,050	$ 814,530,864	$ 352,256,185
Reinvestment of distributions	4,451,142	377,910	45,563,586	3,888,447
Shares redeemed	(22,980,579)	(594,798)	(232,333,078)	(6,131,133)
Net increase (decrease)	60,250,764	33,884,162	$ 627,761,372	$ 350,013,499

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Total Bond. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Total Bond. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Total Bond. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Total Bond. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008- present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Total Bond. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Total Bond. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Total Bond. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Total Bond. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Total Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Total Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Total Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Total Bond	10/13/08	10/10/08	$.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008 $3,879,500, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $426,216,385 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TBD-UANN-1008
1.789712.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	-1.18%	3.16%	3.68%
Class T (incl. 4.00% sales charge) C	-1.19%	3.08%	3.62%
Class B (incl. contingent deferred sales charge) D	-2.73%	3.00%	3.70%
Class C (incl. contingent deferred sales charge) E	1.20%	3.30%	3.81%

A From October 15, 2002.

B As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Class A on October 15, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund's Class A, Class T, Class B and Class C shares gained 2.93%, 2.92%, 2.17% and 2.18%, respectively (excluding sales charges), trailing the Lehman Brothers U.S. Universal Index, which returned 5.21%, and the Lehman Brothers U.S. Aggregate Index. In this review, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's shortfall versus the Aggregate index. Specifically, holdings in asset-backed securities backed by subprime mortgages and commercial mortgage-backed securities - with sizable exposure coming from our stake in Fidelity® Ultra-Short Central Fund, one of the central funds discussed above - caused most of the damage. I significantly reduced the fund's exposure to Ultra-Short Central and cut direct investments in securitized bonds by period end. The market's growing aversion to riskier assets meant our out-of-index stake in emerging-markets debt and overexposure to corporate bonds worked against us, because both segments struggled. Similar factors hurt our high-yield bond positions, which significantly lagged the index. Conversely, out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, with my decisions to overweight better-performing intermediate bonds and underweight lagging long-term bonds benefiting performance. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 992.50	$ 3.96
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.01
Class T
Actual	$ 1,000.00	$ 992.30	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Class B
Actual	$ 1,000.00	$ 987.80	$ 7.64
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Class C
Actual	$ 1,000.00	$ 988.80	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Total Bond
Actual	$ 1,000.00	$ 994.20	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.79%
Class T	.82%
Class B	1.53%
Class C	1.53%
Total Bond	.45%
Institutional Class	.51%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
AAA 11.0%	AAA 10.8%
AA 5.9%	AA 4.2%
A 8.8%	A 7.0%
BBB 15.1%	BBB 12.8%
BB and Below 10.2%	BB and Below 9.6%
Not Rated 0.9%	Not Rated 0.6%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	6.2	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*	As of February 29, 2008**
Corporate Bonds 31.9%	Corporate Bonds 25.7%
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
Asset-Backed Securities 4.1%	Asset-Backed Securities 4.7%
CMOs and Other Mortgage Related Securities 10.4%	CMOs and Other Mortgage Related Securities 9.8%
Municipal Bonds 0.3%	Municipal Bonds 0.0%
Stocks 0.1%	Stocks 0.0%
Other Investments 5.2%	Other Investments 4.8%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

* Foreign investments	9.8%	** Foreign investments	9.5%
* Futures and Swaps	12.6%	** Futures and Swaps	12.1%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 1,750,710
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		3,838,000	2,943,516
Nortel Networks Corp.:
1.75% 4/15/12 (h)		6,339,000	4,468,995
1.75% 4/15/12		870,000	613,350
			8,025,861
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,815,040
TOTAL INFORMATION TECHNOLOGY			9,840,901
TOTAL CONVERTIBLE BONDS			11,591,611
Nonconvertible Bonds - 16.4%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Tenneco, Inc. 8.125% 11/15/15		855,000	767,363
Automobiles - 0.0%
Ford Motor Co.:
6.5% 8/1/18		750,000	397,500
7.45% 7/16/31		1,450,000	746,750
			1,144,250
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	611,000
7.5% 4/1/27		1,935,000	1,548,000
			2,159,000
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp. 7.75% 12/15/12		650,000	581,750
Cap Cana SA 9.625% 11/3/13 (h)		600,000	528,000
Carrols Corp. 9% 1/15/13		85,000	71,188
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	457,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)		$ 1,270,000	$ 571,500
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)		1,440,000	1,384,200
Harrah's Operating Co., Inc.:
5.375% 12/15/13		1,795,000	816,725
5.5% 7/1/10		420,000	352,800
Host Marriott LP:
6.375% 3/15/15		250,000	215,300
7.125% 11/1/13		4,590,000	4,280,175
ITT Corp. 7.375% 11/15/15		250,000	237,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,361,150
Mandalay Resort Group 9.375% 2/15/10		700,000	686,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		5,740,000	4,218,900
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,519,656
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,644,238
6.625% 7/15/15		4,055,000	3,244,000
6.75% 9/1/12		5,985,000	5,191,988
6.75% 4/1/13		3,650,000	3,102,500
6.875% 4/1/16		1,710,000	1,368,000
7.625% 1/15/17		4,555,000	3,661,081
8.375% 2/1/11		1,585,000	1,428,481
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,533,000
7.125% 8/15/14		3,515,000	2,565,950
Park Place Entertainment Corp.:
7.875% 3/15/10		700,000	598,500
8.125% 5/15/11		3,780,000	2,646,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	667,550
yankee:
7% 6/15/13		3,350,000	2,998,250
7.25% 6/15/16		4,190,000	3,561,500
7.5% 10/15/27		2,125,000	1,615,000
Scientific Games Corp.:
6.25% 12/15/12		875,000	824,688
7.875% 6/15/16 (h)		1,950,000	1,911,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (h)(m)		$ 3,010,000	$ 2,377,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,087,425
7.25% 5/1/12		3,395,000	3,038,525
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (h)(m)		140,000	102,550
9.125% 2/1/15 (h)		1,805,000	1,322,163
Station Casinos, Inc.:
6% 4/1/12		940,000	648,600
7.75% 8/15/16		710,000	479,250
Times Square Hotel Trust 8.528% 8/1/26 (h)		111,072	111,072
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		2,270,000	2,020,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,926,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		1,590,000	1,442,925
6.625% 12/1/14		6,460,000	5,878,600
			85,280,218
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	936,000
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	10,754,077
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14		710,000	426,000
8.875% 4/1/12		425,000	284,750
11.5% 5/1/13 (h)		120,000	122,556
KB Home:
6.25% 6/15/15		535,000	446,725
6.375% 8/15/11		650,000	598,000
Newell Rubbermaid, Inc. 6.25% 4/15/18		3,105,000	2,809,522
Pulte Homes, Inc. 5.25% 1/15/14		645,000	548,250
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (h)		505,000	513,206
			17,439,086
Media - 1.3%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	500,312
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,015,000	2,178,618
Cablevision Systems Corp.:
7.1325% 4/1/09 (m)		340,000	342,975
8% 4/15/12		3,070,000	3,046,975
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC:
9.92% 4/1/14		$ 1,495,000	$ 717,600
11.125% 1/15/14		505,000	252,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,490,000	4,090,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,671,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (h)		2,220,000	2,120,100
10.875% 9/15/14 (h)		890,000	934,500
Clear Channel Communications, Inc.:
5% 3/15/12		885,000	550,913
6.25% 3/15/11		705,000	558,713
7.65% 9/15/10		700,000	670,250
Comcast Corp.:
5.7% 5/15/18		9,000,000	8,552,781
6.45% 3/15/37		8,838,000	8,151,243
COX Communications, Inc. 6.45% 12/1/36 (h)		1,365,000	1,277,684
CSC Holdings, Inc.:
6.75% 4/15/12		2,735,000	2,680,300
7.625% 4/1/11		1,235,000	1,241,175
8.5% 6/15/15 (h)		2,340,000	2,351,700
EchoStar Communications Corp.:
6.375% 10/1/11		2,810,000	2,743,263
7% 10/1/13		5,770,000	5,495,925
Kabel Deutschland GmbH 10.625% 7/1/14		3,690,000	3,800,700
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	474,813
6.625% 8/15/15		1,030,000	914,125
News America Holdings, Inc. 7.75% 12/1/45		170,000	174,986
News America, Inc.:
6.15% 3/1/37		2,970,000	2,687,069
6.2% 12/15/34		5,330,000	4,843,691
6.65% 11/15/37		15,817,000	15,248,157
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	907,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		$ 639,181	$ 575,263
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		1,505,000	1,030,925
10% 8/1/14		2,975,000	3,004,750
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,392,550
7.75% 3/15/16		1,790,000	1,691,550
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	1,654,950
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,488,574
6.75% 7/1/18		12,300,000	12,417,932
7.3% 7/1/38		9,000,000	9,043,443
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	6,683,352
6.625% 5/15/29		4,415,000	4,038,228
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)		1,305,000	947,756
10.5% 1/15/15 (h)		4,155,000	3,562,913
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (h)(m)		720,000	513,000
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,984,826
6.75% 10/5/37		1,460,000	1,312,422
Videotron Ltd. 9.125% 4/15/18 (h)		1,150,000	1,207,500
Visant Holding Corp. 8.75% 12/1/13		450,000	428,625
			139,158,627
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		995,000	996,269
Specialty Retail - 0.1%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,119,075
Michaels Stores, Inc. 10% 11/1/14		1,405,000	1,046,725
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	807,500
Sally Holdings LLC:
9.25% 11/15/14		1,410,000	1,417,050
10.5% 11/15/16		700,000	707,000
Sonic Automotive, Inc. 8.625% 8/15/13		700,000	532,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 445,000	$ 311,500
7.625% 8/1/11		4,470,000	3,922,425
			9,863,275
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(m)		2,345,000	2,034,288
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,535,250
9.75% 1/15/15		2,180,000	1,978,350
			5,547,888
TOTAL CONSUMER DISCRETIONARY			262,355,976
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		2,050,000	2,009,000
7.25% 5/15/17		775,000	757,563
8.375% 12/15/14		2,395,000	2,466,850
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,060,673
			13,294,086
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	238,110
7.75% 6/15/26		210,000	195,300
CVS Caremark Corp.:
6.036% 12/10/28 (h)		12,277,725	11,334,304
6.302% 6/1/37 (m)		8,615,000	7,311,981
Rite Aid Corp.:
6.875% 8/15/13		735,000	444,675
7.5% 3/1/17		3,030,000	2,522,475
9.375% 12/15/15		735,000	474,075
10.375% 7/15/16		1,425,000	1,362,656
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	1,138,500
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,456,034
			35,478,110
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.6%
Bertin Ltda. 10.25% 10/5/16 (h)		$ 505,000	$ 517,625
Cargill, Inc.:
6% 11/27/17 (h)		8,750,000	8,651,554
6.625% 9/15/37 (h)		8,334,000	8,027,751
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,753,000
7% 6/1/16		3,235,000	2,992,375
General Mills, Inc. 5.2% 3/17/15		7,738,000	7,600,798
Gruma SA de CV 7.75%		1,685,000	1,672,363
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,166,807
6.875% 2/1/38		11,635,000	11,382,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,595,000
Pierre Foods, Inc. 9.875% 7/15/12 (c)		540,000	43,200
Pilgrims Pride Corp.:
7.625% 5/1/15		1,725,000	1,509,375
8.375% 5/1/17		1,425,000	1,129,313
Smithfield Foods, Inc. 7.75% 7/1/17		5,140,000	4,548,900
			58,590,861
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		1,205,000	1,156,800
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,487,166
5.65% 5/16/18		7,161,000	7,045,035
6.375% 5/16/38		12,110,000	11,910,476
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,794,866
			31,237,543
TOTAL CONSUMER STAPLES			139,757,400
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,640,000	1,627,700
7.75% 5/15/17		2,970,000	2,947,725
Complete Production Services, Inc. 8% 12/15/16		740,000	727,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		$ 1,295,000	$ 1,290,144
Seitel, Inc. 9.75% 2/15/14		2,545,000	2,245,963
Weatherford International Ltd. 7% 3/15/38		5,880,000	5,857,991
			14,696,573
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,380,691
6.45% 9/15/36		2,115,000	1,943,911
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,588,000
Atlas Pipeline Partners LP 8.125% 12/15/15		2,145,000	2,037,750
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	14,331,869
6.25% 3/15/38		3,050,000	2,809,227
6.75% 2/1/39		2,980,000	2,931,381
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,327,275
8.875% 2/1/17		1,140,000	986,100
Chesapeake Energy Corp.:
6.5% 8/15/17		1,925,000	1,780,625
6.875% 1/15/16		740,000	706,700
7.5% 9/15/13		1,300,000	1,322,750
7.5% 6/15/14		1,790,000	1,798,950
7.625% 7/15/13		600,000	606,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		1,145,000	1,182,213
Drummond Co., Inc. 7.375% 2/15/16 (h)		4,035,000	3,500,363
Duke Capital LLC 6.75% 2/15/32		10,542,000	9,867,460
Duke Energy Field Services 6.45% 11/3/36 (h)		2,400,000	2,178,998
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		1,165,000	1,173,738
Energy Partners Ltd. 9.75% 4/15/14		3,070,000	2,724,625
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	990,900
7.75% 5/1/14		675,000	671,625
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (h)		510,000	521,475
Massey Energy Co. 6.875% 12/15/13		4,565,000	4,450,875
Nakilat, Inc. 6.067% 12/31/33 (h)		2,885,000	2,519,095
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,704
Newfield Exploration Co. 7.125% 5/15/18		1,285,000	1,207,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35		$ 240,000	$ 203,393
6.4% 5/15/37		3,645,000	3,269,306
NGPL PipeCo LLC 6.514% 12/15/12 (h)		4,600,000	4,666,452
OPTI Canada, Inc.:
7.875% 12/15/14		2,280,000	2,254,464
8.25% 12/15/14		3,965,000	3,945,175
Pan American Energy LLC 7.75% 2/9/12 (h)		3,120,000	3,042,000
Pemex Project Funding Master Trust:
5.75% 3/1/18 (h)		860,000	844,950
6.625% 6/15/35		625,000	620,313
6.625% 6/15/35 (h)		260,000	258,050
Petro-Canada:
6.05% 5/15/18		3,850,000	3,727,967
6.8% 5/15/38		18,950,000	18,027,779
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)		1,725,000	1,604,250
9.125% 7/15/13		4,270,000	4,227,300
Petroleos de Venezuela SA:
5.25% 4/12/17		9,205,000	6,282,413
5.375% 4/12/27		3,045,000	1,728,038
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petrozuata Finance, Inc.:
7.63% 4/1/09 (h)		1,258,137	1,258,137
8.22% 4/1/17 (h)		2,178,398	2,254,642
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,678,188
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,032,670
6.65% 1/15/37		4,430,000	4,003,918
Plains Exploration & Production Co.:
7% 3/15/17		4,040,000	3,625,900
7.75% 6/15/15		485,000	461,963
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	1,022,613
7.375% 7/15/13		2,060,000	2,060,000
7.5% 5/15/16		2,615,000	2,595,388
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)		1,840,000	1,669,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.:
6.4163% 4/1/14 (h)(m)		$ 2,720,000	$ 2,529,600
8.625% 4/1/15 pay-in-kind (h)		6,045,000	5,863,650
Ship Finance International Ltd. 8.5% 12/15/13		330,000	326,700
Southwestern Energy Co. 7.5% 2/1/18 (h)		965,000	977,063
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	14,153,305
Suncor Energy, Inc.:
6.1% 6/1/18		9,625,000	9,558,443
6.85% 6/1/39		10,460,000	10,474,529
Teekay Corp. 8.875% 7/15/11		2,115,000	2,231,325
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	4,770,508
7.55% 4/15/38		9,095,000	9,136,582
Tesoro Corp. 6.5% 6/1/17		365,000	305,688
Texas Eastern Transmission LP 6% 9/15/17 (h)		4,381,000	4,273,666
TNK-BP Finance SA:
6.875% 7/18/11 (h)		1,200,000	1,146,000
7.5% 3/13/13 (Reg. S)		1,145,000	1,079,163
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,457,339
XTO Energy, Inc.:
6.375% 6/15/38		13,285,000	11,975,949
6.75% 8/1/37		10,380,000	9,790,323
YPF SA 10% 11/2/28		1,475,000	1,430,750
			250,295,028
TOTAL ENERGY			264,991,601
FINANCIALS - 4.0%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	10,002,498
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,629,729
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	2,897,322
6.75% 10/1/37		28,895,000	25,423,352
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,244,616
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,321,019
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	3,798,185
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.: - continued
6.875% 5/2/18		$ 6,600,000	$ 6,144,765
7% 9/27/27		5,000,000	4,458,450
Merrill Lynch & Co., Inc.:
6.15% 4/25/13		3,165,000	2,999,265
6.875% 4/25/18		557,000	513,002
Morgan Stanley 4.75% 4/1/14		1,635,000	1,435,569
Northern Trust Corp. 5.5% 8/15/13		2,275,000	2,314,533
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	11,871,128
5.875% 12/20/17		12,585,000	12,268,663
			105,322,096
Commercial Banks - 0.7%
American Express Bank FSB 6% 9/13/17		10,000,000	9,186,950
Bank of America NA:
5.3% 3/15/17		1,515,000	1,374,775
6% 10/15/36		690,000	595,837
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,803,738
Credit Suisse First Boston 6% 2/15/18		13,365,000	12,823,089
Development Bank of Philippines 8.375% (m)		1,355,000	1,365,163
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		3,665,000	3,426,775
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	440,550
HBOS PLC 6.75% 5/21/18 (h)		10,175,000	9,189,500
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,659,481
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		1,085,000	1,047,025
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,660,451
Standard Chartered Bank 6.4% 9/26/17 (h)		11,244,000	10,642,131
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,545,000	1,552,725
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		195,000	196,950
Wachovia Bank NA 6.6% 1/15/38		9,000,000	7,051,041
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,018,379
			80,034,560
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38		9,010,000	9,196,264
American General Finance Corp. 6.9% 12/15/17		5,510,000	4,413,857
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
5.7% 1/15/10		$ 1,415,000	$ 1,234,623
7% 10/1/13		280,000	203,000
7.25% 10/25/11		840,000	643,474
7.375% 10/28/09		1,420,000	1,319,782
7.875% 6/15/10		710,000	612,041
9.875% 8/10/11		1,410,000	1,157,470
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,344,530
5.625% 5/1/18		25,000,000	24,305,525
5.875% 1/14/38		14,000,000	12,606,090
6.375% 11/15/67 (m)		9,000,000	8,242,956
SLM Corp.:
2.94% 7/27/09 (m)		1,827,000	1,731,463
2.96% 7/26/10 (m)		6,515,000	5,872,543
4% 1/15/09		1,885,000	1,870,806
4.5% 7/26/10		4,120,000	3,748,162
			81,502,586
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,281,837
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,958,015
6.375% 5/15/38		7,549,000	7,553,069
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		5,185,000	4,692,425
9% 6/1/16 (h)		1,000,000	970,000
International Lease Finance Corp. 5.65% 6/1/14		1,600,000	1,340,848
Leucadia National Corp.:
7% 8/15/13		6,420,000	6,259,500
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (h)		5,470,000	5,251,200
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,200,000	4,200,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (m)		500,000	450,000
Sunwest Management, Inc. 8.385% 6/9/10 (m)		325,000	298,415
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(m)		12,400,000	10,682,265
			52,773,574
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc.:
5.85% 1/16/18		$ 8,920,000	$ 7,510,631
8.175% 5/15/58 (h)(m)		7,875,000	6,082,508
Pacific Life Global Funding 5.15% 4/15/13 (h)		7,895,000	7,899,713
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,871,506
6.5% 5/15/38		3,390,000	3,211,011
USI Holdings Corp. 6.6794% 11/15/14 (h)(m)		150,000	117,000
			28,692,369
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14		4,695,000	4,301,578
5.875% 8/15/12		895,000	880,649
5.95% 2/15/17		490,000	451,404
6.25% 5/15/13		14,190,000	13,993,199
6.5% 1/15/18		3,795,000	3,540,226
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	68,000
HMB Capital Trust V 6.37% 12/15/36 (c)(h)(m)		270,000	2,700
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	4,144,435
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	749,413
iStar Financial, Inc. 5.95% 10/15/13		300,000	211,500
Liberty Property LP 6.625% 10/1/17		3,785,000	3,532,892
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,880,000	4,672,600
7% 1/15/16		400,000	373,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,430,653
Rouse Co. 5.375% 11/26/13		100,000	76,171
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)		100,000	82,000
Senior Housing Properties Trust 8.625% 1/15/12		250,000	255,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,597,320
Ventas Realty LP:
6.5% 6/1/16		105,000	98,700
6.625% 10/15/14		1,350,000	1,292,625
6.75% 4/1/17		1,285,000	1,220,750
			45,974,815
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 7,880,000	$ 6,885,150
8.125% 6/1/12		2,465,000	2,295,531
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,932,695
5.5% 10/1/12		3,140,000	3,012,924
5.75% 6/15/17		6,260,000	5,642,514
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Inversiones y Representaciones SA 8.5% 2/2/17 (h)		910,000	618,800
			20,477,614
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		13,200,000	12,775,224
5.65% 5/1/18		13,300,000	12,269,396
Credit Suisse First Boston (New York Branch) 5% 5/15/13		6,309,000	6,145,124
Wrightwood Capital LLC 10.5% 6/1/14 (h)		100,000	87,000
			31,276,744
TOTAL FINANCIALS			446,054,358
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)		3,055,000	3,139,013
Biomet, Inc.:
10% 10/15/17		4,825,000	5,198,938
10.375% 10/15/17 pay-in-kind		3,155,000	3,300,919
11.625% 10/15/17		2,045,000	2,152,363
FMC Finance III SA 6.875% 7/15/17		1,030,000	988,800
			14,780,033
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,859,162
DASA Finance Corp. 8.75% 5/29/18 (h)		590,000	595,900
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,166,175
9.125% 11/15/14		1,665,000	1,712,869
9.25% 11/15/16		3,450,000	3,557,813
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind		$ 9,515,000	$ 9,693,406
HealthSouth Corp. 10.75% 6/15/16		1,280,000	1,382,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,356,750
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,520
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,000
Tenet Healthcare Corp.:
6.5% 6/1/12		285,000	272,175
7.375% 2/1/13		1,975,000	1,871,313
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	59,995
			26,605,478
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		6,520,000	6,568,900
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,656,129
6.45% 9/15/37		2,600,000	2,666,362
			6,322,491
TOTAL HEALTH CARE			54,276,902
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		2,045,000	1,978,538
BE Aerospace, Inc. 8.5% 7/1/18		520,000	542,100
Bombardier, Inc.:
6.3% 5/1/14 (h)		1,575,000	1,512,000
7.45% 5/1/34 (h)		425,000	405,875
8% 11/15/14 (h)		1,915,000	1,972,450
			6,410,963
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,627,250
6.977% 11/23/22		1,212,061	787,840
8.608% 10/1/12		960,000	806,400
AMR Corp. 9% 8/1/12		485,000	276,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		$ 396,970	$ 345,364
7.73% 9/15/12		19,588	17,090
7.875% 7/2/18		1,555,470	1,042,165
9.558% 9/1/19		251,878	181,352
9.798% 4/1/21		798,009	670,327
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	7,200,700
8.021% 8/10/22		1,002,104	751,578
8.954% 8/10/14		1,573,111	1,179,833
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	932,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		904,705	624,246
7.032% 4/1/12		750,105	738,853
7.186% 10/1/12		1,862,895	1,837,280
			20,018,728
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13 (h)		3,025,000	2,767,875
Ply Gem Industries, Inc. 11.75% 6/15/13 (h)		1,415,000	1,266,425
			4,034,300
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		1,025,000	1,008,344
7.125% 5/15/16		395,000	398,950
7.25% 3/15/15		800,000	810,000
7.875% 4/15/13		120,000	122,850
ARAMARK Corp.:
6.3006% 2/1/15 (m)		3,270,000	3,041,100
8.5% 2/1/15		3,130,000	3,153,475
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,178,675
7.75% 10/1/16		915,000	947,025
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,516,475
7.75% 1/15/15		2,545,000	2,545,000
8.625% 4/1/13		210,000	211,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
JohnsonDiversey, Inc. 9.625% 5/15/12		$ 210,000	$ 212,100
Rental Service Corp. 9.5% 12/1/14		1,405,000	1,124,000
US Investigations Services, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,118,750
11.75% 5/1/16 (h)		950,000	779,000
			20,166,794
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		700,000	665,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
			5,452,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37		3,620,000	3,682,289
General Electric Co. 5.25% 12/6/17		15,620,000	15,095,730
Nell AF Sarl 8.375% 8/15/15 (h)		500,000	292,500
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,195,675
13.5% 12/1/15 pay-in-kind (h)		705,000	572,460
			20,838,654
Machinery - 0.1%
Case Corp. 7.25% 1/15/16		1,040,000	1,007,500
Terex Corp. 8% 11/15/17		5,965,000	5,913,105
			6,920,605
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	467,950
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	1,383,350
7.75% 5/15/16		2,145,000	1,490,775
CSX Corp. 6.25% 4/1/15		2,470,000	2,420,175
Hertz Corp.:
8.875% 1/1/14		3,020,000	2,808,600
10.5% 1/1/16		1,920,000	1,680,000
Kansas City Southern Railway Co. 8% 6/1/15		2,415,000	2,463,300
			12,246,200
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)		300,000	272,250
Ashtead Holdings PLC 8.625% 8/1/15 (h)		275,000	248,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (h)		$ 60,000	$ 42,000
VWR Funding, Inc. 10.25% 7/15/15		1,155,000	1,051,050
			1,613,488
TOTAL INDUSTRIALS			98,169,982
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	1,863,000
6.5% 1/15/28		1,940,000	1,338,600
Nortel Networks Corp.:
7.0406% 7/15/11 (m)		485,000	449,838
10.125% 7/15/13		1,005,000	934,650
			4,586,088
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		2,650,000	2,385,000
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,460,875
Flextronics International Ltd.:
6.25% 11/15/14		420,000	386,400
6.5% 5/15/13		2,510,000	2,371,950
Jabil Circuit, Inc. 8.25% 3/15/18		5,260,000	5,285,143
NXP BV:
5.5406% 10/15/13 (m)		435,000	341,475
9.5% 10/15/15		1,125,000	765,000
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)		4,110,000	4,099,725
Series B, 10.25% 11/1/15 (h)		3,900,000	3,890,250
10.5% 11/1/16 pay-in-kind (h)(m)		3,965,000	3,806,400
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,908,104
			24,315,322
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (h)		2,050,000	1,773,250
Iron Mountain, Inc. 8% 6/15/20		705,000	683,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13		$ 995,000	$ 1,004,950
10.25% 8/15/15		990,000	996,188
			4,458,238
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		4,835,000	4,641,600
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,280,000	2,126,100
9.25% 6/1/16		710,000	690,475
Avago Technologies Finance Ltd.:
10.125% 12/1/13		2,130,000	2,300,400
11.875% 12/1/15		710,000	781,000
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (m)		1,045,000	768,075
8.875% 12/15/14		1,140,000	924,882
9.125% 12/15/14 pay-in-kind		1,110,000	861,693
10.125% 12/15/16		1,150,000	879,750
Spansion LLC 11.25% 1/15/16 (h)		700,000	437,500
			9,769,875
Software - 0.0%
SS&C Technologies, Inc. 11.75% 12/1/13		95,000	100,225
TOTAL INFORMATION TECHNOLOGY			50,256,348
MATERIALS - 0.8%
Chemicals - 0.1%
Berry Plastics Corp. 7.5406% 2/15/15 (m)		1,350,000	1,275,750
Chemtura Corp. 6.875% 6/1/16		735,000	620,193
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	470,400
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	4,005,000
Nalco Co. 7.75% 11/15/11		1,400,000	1,424,500
NOVA Chemicals Corp.:
5.9525% 11/15/13 (m)		1,560,000	1,343,550
6.5% 1/15/12		5,650,000	5,141,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Pliant Corp. 11.35% 6/15/09 (f)		$ 60,253	$ 48,805
PolyOne Corp. 8.875% 5/1/12		1,410,000	1,420,575
			15,977,773
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (h)		940,000	878,900
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	935,300
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	722,750
Crown Cork & Seal, Inc.:
7.375% 12/15/26		280,000	238,000
8% 4/15/23		335,000	298,150
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	969,825
Greif, Inc. 6.75% 2/1/17		3,195,000	3,099,150
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	140,250
Vitro SAB de CV 8.625% 2/1/12		2,415,000	2,113,125
			8,516,550
Metals & Mining - 0.5%
Evraz Group SA:
8.875% 4/24/13 (h)		4,505,000	4,414,900
9.5% 4/24/18 (h)		715,000	691,763
FMG Finance Property Ltd.:
6.6819% 9/1/11 (h)(m)		1,490,000	1,467,650
10% 9/1/13 (h)		6,810,000	7,150,500
10.625% 9/1/16 (h)		884,000	990,080
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,030,000	4,221,425
8.375% 4/1/17		1,480,000	1,568,800
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (m)		500,000	426,250
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (h)		750,000	748,125
RathGibson, Inc. 11.25% 2/15/14		350,000	336,875
Rio Tinto Finance Ltd.:
6.5% 7/15/18		7,128,000	7,171,581
7.125% 7/15/28		8,900,000	9,019,242
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,599,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.: - continued
7.375% 11/1/12		$ 1,235,000	$ 1,210,300
7.75% 4/15/16 (h)		1,285,000	1,249,663
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,881,652
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,685,814
Vedanta Resources PLC 6.625% 2/22/10 (h)		2,000,000	2,002,600
			51,836,670
Paper & Forest Products - 0.1%
Catalyst Paper Corp. 8.625% 6/15/11		845,000	686,563
Domtar Corp.:
5.375% 12/1/13		705,000	613,350
7.125% 8/15/15		975,000	928,688
Georgia-Pacific Corp.:
7% 1/15/15 (h)		6,505,000	6,098,438
8.125% 5/15/11		3,130,000	3,145,650
8.875% 5/15/31		1,510,000	1,404,300
Stone Container Corp. 8.375% 7/1/12		2,545,000	2,239,600
Stone Container Finance Co. 7.375% 7/15/14		300,000	241,500
			15,358,089
TOTAL MATERIALS			92,567,982
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	37,879,807
6.8% 5/15/36		11,484,000	11,414,407
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,141,395
Cincinnati Bell, Inc. 8.375% 1/15/14		3,465,000	3,274,425
Citizens Communications Co.:
6.25% 1/15/13		1,300,000	1,238,250
9% 8/15/31		650,000	565,500
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,095,850
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,830,500
7.625% 4/15/12		5,385,000	4,563,788
11.25% 6/15/16		975,000	1,023,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
6.845% 2/15/15 (m)		$ 350,000	$ 280,875
8.75% 2/15/17		1,465,000	1,274,550
9.25% 11/1/14		185,000	169,738
Qwest Corp.:
6.0263% 6/15/13 (m)		70,000	64,750
7.5% 10/1/14		2,440,000	2,250,900
7.625% 6/15/15		1,850,000	1,711,250
SBC Communications, Inc.:
6.15% 9/15/34		350,000	325,697
6.45% 6/15/34		370,000	353,526
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,280,000	1,288,000
Sprint Capital Corp.:
6.875% 11/15/28		15,675,000	13,323,750
7.625% 1/30/11		1,010,000	1,010,000
8.375% 3/15/12		1,295,000	1,304,713
8.75% 3/15/32		815,000	792,588
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	9,117,834
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,076,190
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,813,975
U.S. West Communications:
6.875% 9/15/33		890,000	658,600
7.5% 6/15/23		920,000	745,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,984,862
6.25% 4/1/37		2,348,000	2,156,309
6.4% 2/15/38		7,621,000	7,090,990
6.9% 4/15/38		6,295,000	6,233,208
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	5,635,315
			135,690,492
Wireless Telecommunication Services - 0.5%
Cricket Communications, Inc. 10% 7/15/15 (h)		1,755,000	1,772,550
Digicel Group Ltd.:
8.875% 1/15/15 (h)		7,220,000	6,732,650
9.125% 1/15/15 pay-in-kind (h)(m)		2,575,000	2,401,188
9.25% 9/1/12 (h)		820,000	840,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,525,000	1,441,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
7.625% 5/15/16 (h)		$ 1,485,000	$ 1,481,288
8.375% 3/15/13		3,395,000	3,509,581
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)		4,755,000	4,766,888
11.5% 6/15/16 (h)		765,000	799,425
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)		5,155,000	5,097,264
Millicom International Cellular SA 10% 12/1/13		3,110,000	3,281,050
Mobile Telesystems Finance SA 8% 1/28/12 (h)		2,695,000	2,688,263
Nextel Communications, Inc.:
5.95% 3/15/14		650,000	520,000
6.875% 10/31/13		5,490,000	4,515,525
7.375% 8/1/15		970,000	788,125
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,477,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		1,870,000	1,421,200
Rural Cellular Corp. 8.25% 3/15/12		360,000	372,600
Sprint Nextel Corp. 6% 12/1/16		3,260,000	2,974,750
Telecom Personal SA 9.25% 12/22/10 (h)		4,220,000	4,177,800
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,055,000	2,963,350
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,150,000	1,098,250
			57,120,372
TOTAL TELECOMMUNICATION SERVICES			192,810,864
UTILITIES - 1.9%
Electric Utilities - 0.9%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,943,997
5.8% 3/15/18		10,485,000	10,212,726
6.15% 9/15/17		5,140,000	5,152,557
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,670,554
6.05% 4/15/38		4,552,000	4,436,689
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17		$ 2,095,000	$ 2,005,963
7.2% 5/15/19		3,810,000	3,667,125
7.625% 5/15/27		1,650,000	1,493,250
EDP Finance BV 6% 2/2/18 (h)		5,953,000	5,904,584
Enel Finance International SA:
6.25% 9/15/17 (h)		2,667,000	2,704,735
6.8% 9/15/37 (h)		16,141,000	16,412,411
Energy Future Holdings:
10.875% 11/1/17 (h)		4,420,000	4,519,450
11.25% 11/1/17 pay-in-kind (h)(m)		4,680,000	4,586,400
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,579,391
Intergen NV 9% 6/30/17 (h)		4,595,000	4,686,900
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,395,600
Majapahit Holding BV 7.75% 10/17/16		840,000	802,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,078,550
8.5% 10/1/21		2,575,000	2,201,625
9.125% 5/1/31		340,000	292,400
National Power Corp. 6.875% 11/2/16 (h)		2,005,000	1,949,863
Nevada Power Co. 6.5% 5/15/18		790,000	790,000
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		2,290,000	1,929,641
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,719,903
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,408,938
			104,545,452
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		3,070,000	3,000,925
8.75% 2/15/12		1,325,000	1,338,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	1,093,750
6.875% 11/4/11 (Reg. S)		2,170,000	2,094,050
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,580,000	2,031,750
			9,558,725
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,319,000
7.75% 10/15/15		3,805,000	3,757,438
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
8% 10/15/17		$ 1,090,000	$ 1,070,925
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,331,800
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,987,500
NRG Energy, Inc.:
7.25% 2/1/14		3,290,000	3,240,650
7.375% 2/1/16		3,750,000	3,684,375
7.375% 1/15/17		4,070,000	3,947,900
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,719,074
Reliant Energy, Inc.:
7.625% 6/15/14		5,230,000	5,073,100
7.875% 6/15/17		2,895,000	2,793,675
Tenaska Alabama Partners LP 7% 6/30/21 (h)		453,070	423,621
TXU Corp. 5.55% 11/15/14		3,140,000	2,449,200
			49,798,258
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	179,025
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,342,749
Dominion Resources, Inc. 7.5% 6/30/66 (m)		9,800,000	8,825,841
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,958,420
6.5% 9/15/37		17,430,000	17,388,813
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	1,408,923
6.8% 1/15/19		10,000,000	9,725,880
			47,829,651
TOTAL UTILITIES			211,732,086
TOTAL NONCONVERTIBLE BONDS			1,812,973,499
TOTAL CORPORATE BONDS (Cost $1,904,437,007)			1,824,565,110
U.S. Government and Government Agency Obligations - 12.0%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.625% 2/12/13 (g)		$ 43,445,000	$ 42,949,032
4.375% 7/17/13 (k)		8,745,000	8,854,750
4.75% 11/19/12		24,650,000	25,491,748
5% 2/16/12		8,000,000	8,319,624
Freddie Mac:
3.5% 5/29/13 (g)		73,300,000	71,484,506
4.125% 12/21/12		55,225,000	55,486,049
5.25% 7/18/11 (g)		100,000,000	104,675,900
Tennessee Valley Authority 5.375% 4/1/56		385,000	394,932
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			317,656,541
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		78,310,500	78,028,088
2% 1/15/14 (k)		334,070,632	346,244,167
2% 7/15/14		75,430,550	78,314,711
2.375% 4/15/11		57,042,626	59,068,005
2.625% 7/15/17		124,540,740	134,954,818
3.5% 1/15/11 (k)		25,136,600	26,733,544
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,343,333
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds 6.25% 5/15/30		22,776,000	28,409,507
U.S. Treasury Notes:
3.375% 6/30/13 (g)		126,233,000	128,008,088
4.125% 8/31/12		35,285,000	36,925,188
4.5% 9/30/11 (k)		91,855,000	96,885,531
TOTAL U.S. TREASURY OBLIGATIONS			290,228,314
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,293,596,571)			1,331,228,188
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 12.3%
3.736% 10/1/33 (m)		1,656,106	1,653,023
4.36% 5/1/35 (m)		2,457,990	2,469,144
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.378% 5/1/35 (m)		$ 2,547,427	$ 2,561,002
4.5% 4/1/20		2,293,272	2,263,814
5% 8/1/18 to 3/1/23		22,398,232	22,321,970
5% 9/1/38 (i)		100,000,000	96,052,390
5% 9/1/38 (i)		138,000,000	132,552,298
5.29% 2/1/36 (m)		2,085,980	2,115,611
5.303% 12/1/35 (m)		1,189,471	1,205,710
5.5% 10/1/17 to 11/1/37		458,233,709	457,705,328
5.5% 9/1/23 (i)(j)		24,000,000	24,201,442
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.616% 7/1/37 (m)		1,335,609	1,359,396
6% 6/1/22 to 3/1/38		256,492,937	260,644,009
6% 9/1/38 (i)		50,000,000	50,473,480
6.028% 4/1/36 (m)		1,048,137	1,072,406
6.252% 6/1/36 (m)		406,689	413,927
6.309% 4/1/36 (m)		1,017,138	1,043,936
6.5% 12/1/34 to 8/1/37		30,501,592	31,546,999
6.5% 9/1/38 (i)		50,000,000	51,402,855
6.5% 9/1/38 (i)		18,000,000	18,505,028
TOTAL FANNIE MAE			1,358,966,208
Freddie Mac - 1.5%
4.392% 1/1/35 (m)		4,843,444	4,857,635
4.617% 2/1/35 (m)		4,994,663	5,020,296
4.737% 10/1/35 (m)		10,754,965	10,770,076
5.5% 11/1/17		3,873,871	3,942,672
5.735% 10/1/35 (m)		735,744	747,066
5.853% 6/1/36 (m)		1,233,777	1,256,531
5.984% 7/1/37 (m)		6,129,619	6,253,762
6% 10/1/35 to 3/1/38		86,575,645	87,373,379
6% 9/1/38 (i)		47,000,000	47,367,963
6.045% 6/1/36 (m)		1,160,487	1,184,320
6.063% 4/1/36 (m)		1,909,574	1,948,759
6.11% 6/1/36 (m)		1,161,978	1,187,224
TOTAL FREDDIE MAC			171,909,683
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,525,546,529)			1,530,875,891
Asset-Backed Securities - 0.6%
		Principal Amount (d)	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.8719% 11/25/50 (m)		$ 14,187	$ 11,462
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8706% 1/22/13 (h)(m)		2,590,000	1,459,740
Airspeed Ltd. Series 2007-1A Class C1, 4.9669% 6/15/32 (h)(m)		4,731,465	2,223,788
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (h)		2,215,000	1,674,511
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.2219% 9/25/34 (m)		177,014	16,622
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	139,200
Class G, 9.75% 12/24/37 (h)		210,000	180,600
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 2.8319% 3/23/19 (h)(m)		295,980	232,821
Capital Auto Receivables Asset Trust Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,497,792
Class D, 7.16% 1/15/13 (h)		160,000	149,384
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		460,000	386,400
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (h)(m)		250,000	165,000
Capmark VII Ltd. Series 2006-7A Class H, 4.0169% 8/20/36 (h)(m)		500,000	150,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.4719% 8/25/36 (h)(m)		290,000	13,862
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.2219% 12/25/46 (h)(m)		250,000	65,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (h)		480,708	22,883
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	425,000
Class B2, 4.0213% 12/28/35 (h)(m)		500,000	420,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	85,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	176,250
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,087,713
Series 2006-C Class D, 6.89% 5/15/13 (h)		915,000	828,746
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	846,502
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (h)		830,696	785,692
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (h)(m)		$ 421,734	$ 37,165
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1219% 9/25/46 (h)(m)		250,000	92,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	25
Kent Funding III Ltd. Series 2006-3A Class D, 5.8988% 10/29/47 (m)		267,490	2,675
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,000	114,169
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 2.9019% 5/25/46 (h)(m)		250,000	134,727
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (h)(m)		5,400,000	5,187,240
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (h)(m)		195,000	163,800
Class C1B, 7.696% 8/28/38 (h)		63,000	44,781
Newcastle CDO VIII Series 2006-8A Class 10, 4.7219% 11/1/52 (h)(m)		250,000	17,500
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (m)		134,000	7,705
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (h)		353,271	323,905
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (m)		2,445,212	2,384,081
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.4219% 9/1/46 (h)(m)		250,000	92,500
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.0763% 12/15/26 (h)(m)		185,000	64,750
SIRENS B.V. Series 2007-2 Class A1, 4.5881% 4/13/10 (h)(m)		10,000,000	8,512,000
Structured Asset Securities Corp.:
Series 2006-BC1 Class B1, 4.9719% 3/25/36 (h)(m)		80,986	1,013
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (m)		15,977,484	14,159,822
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (h)(m)		14,070,000	14,045,814
Swift Master Auto Receivables Trust Series 2007-1 Class B, 2.6869% 6/15/12 (m)		3,285,000	2,728,156
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	202,500
Class IV, 6.84% 5/22/37 (h)		235,000	195,293
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	80,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (h)		$ 1,390,000	$ 735,551
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.9544% 9/25/26 (h)(m)		250,000	76,275
Class G, 4.1544% 9/25/26 (h)(m)		250,000	60,725
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (h)(m)		1,330,000	211,503
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.6613% 11/21/40 (h)(m)		305,000	146,400
TOTAL ASSET-BACKED SECURITIES (Cost $74,672,777)			62,866,543
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		178,866	98,376
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		301,381	75,345
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3052% 8/25/19 (h)(m)		75,938	11,391
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (m)(o)		14,682,247	1,262,673
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (m)		1,825,663	1,725,252
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	1,234
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		91,974	36,790
Series 2003-35 Class B, 4.639% 9/25/18 (m)		163,761	81,881
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (m)		1,895,865	1,763,186
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(m)		382,239	152,896
Series 2004-3 Class DB4, 5.842% 4/25/34 (m)		116,739	2,918
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (h)(m)		250,000	249,541
Class G, 6.78% 3/18/11 (h)(m)		250,000	248,894
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		282,731	105,003
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		154,881	46,464
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (m)		4,120,699	3,884,418
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		$ 125,000	$ 122,954
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (h)(m)		8,861,703	7,886,916
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	79,738
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.7719% 7/25/36 (h)(m)		3,946,782	48,940
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (m)		3,236,118	2,982,908
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.1131% 6/10/35 (h)(m)		27,450	20,662
Class B5, 4.7131% 6/10/35 (h)(m)		20,588	16,361
Class B6, 5.2131% 6/10/35 (h)(m)		10,294	7,417
RESIX Finance Ltd. floater Series 2007-A Class BB, 5.8169% 2/15/39 (h)(m)		495,088	71,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 4.4719% 9/25/35 (h)(m)		530,000	5,300
Series 2006-BC5 Class B, 4.9719% 12/25/36 (h)(m)		1,050,000	49,035
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		295,440	59,088
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (m)		555,987	507,294
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (m)		1,017,735	930,120
TOTAL PRIVATE SPONSOR			22,534,454
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,460,815	4,554,042
Series 2002-9 Class PC, 6% 3/25/17		669,747	690,279
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	48,374,871
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,591,020
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,609,686
TOTAL U.S. GOVERNMENT AGENCY			64,819,898
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,764,757)			87,354,352
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7715% 2/14/29 (h)(m)		$ 750,000	$ 708,978
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,544,643
Class B5, 7.525% 4/14/29		129,000	106,161
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2005% 2/10/18 (h)(m)		125,000	86,677
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,890,705
Series 2003-2 Class BWF, 7.55% 10/11/37 (h)		95,407	106,345
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	147,979
Series 2004-5 Class G, 5.3905% 11/10/41 (h)(m)		135,000	77,759
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	51,779
Class I, 5.64% 2/14/31 (h)		170,000	42,500
Series 2007-BBA8:
Class K, 3.6669% 3/15/22 (h)(m)		105,000	78,750
Class L, 4.3669% 3/15/22 (h)(m)		214,000	139,100
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,787	171,776
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,095,320
Series 2006-FL2 Class CNP3, 3.6669% 8/16/21 (h)(m)		5,182,308	4,605,776
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,554,003	9,383,581
Series 2007-FL3A Class A2, 2.6069% 4/15/22 (h)(m)		6,878,000	6,190,200
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		10,435,000	9,600,063
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,645,299
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	70,594
Class G, 5.01% 5/15/44 (m)	CAD	30,000	13,544
Class H, 5.01% 5/15/44 (m)	CAD	20,000	8,377
Class J, 5.01% 5/15/44 (m)	CAD	20,000	7,484
Class K, 5.01% 5/15/44 (m)	CAD	10,000	3,360
Class L, 5.01% 5/15/44 (m)	CAD	36,000	10,911
Class M, 5.01% 5/15/44 (m)	CAD	165,000	36,961
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates Series 2001-J2A Class F, 7.0311% 7/16/34 (h)(m)		$ 190,000	$ 152,210
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (h)		500,000	364,649
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	428,166
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	9,806,041
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	491,409
Series 1998-C1 Class H, 6% 5/17/40 (h)		130,000	26,000
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	174,908
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	99,684
Class J, 4.231% 5/15/38 (h)		300,000	196,542
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.3669% 2/15/22 (h)(m)		100,000	65,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,657	471,861
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	222,637
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2174% 6/10/31 (h)(m)		365,000	389,036
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9571% 4/29/39 (h)(m)		100,417	100,417
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (h)		50,000	46,519
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (h)(m)		55,000	52,959
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,851,221	3,848,756
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (h)		85,000	82,386
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (h)		80,000	73,382
Class E, 6.495% 2/15/36 (h)		40,000	36,260
Class F, 7.036% 2/15/36		200,000	179,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		509,114	290,195
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		500,000	460,000
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	425,155
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	156,750
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		$ 226,000	$ 214,003
Class K, 6.974% 8/15/36 (h)		427,000	256,114
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	117,843
Class H, 7% 3/15/33 (h)		100,000	96,903
Class K, 7% 3/15/33 (h)		90,000	81,325
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	74,412
Series 2003-C2 Class J, 5.234% 11/5/13 (h)(m)		250,000	162,650
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.2113% 6/6/20 (h)(m)		250,000	157,500
Series 2007-EOP Class L, 3.7613% 3/1/20 (h)(m)		400,000	387,252
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(m)		600,000	510,060
Series 2006-RR2:
Class M, 5.6903% 6/1/46 (h)(m)		100,000	20,000
Class N, 5.6903% 6/1/46 (h)(m)		100,000	18,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,284,910
Class A4, 5.7992% 8/10/45 (m)		10,000,000	9,164,110
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	169,098
Series 2002-CIB4:
Class E, 6.7139% 5/12/34 (h)(m)		190,000	185,870
Class F, 7.1059% 5/12/34 (h)(m)		78,000	74,006
Series 2003-C1 Class CM1, 5.6896% 1/12/37 (h)(m)		213,882	193,764
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.5969% 11/15/18 (h)(m)		10,000,000	8,600,000
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		65,000	51,441
Series 2004-LN2 Class D, 5.206% 7/15/41 (m)		420,000	320,708
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,377,135
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (h)		95,000	94,395
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		250,000	232,335
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		$ 8,375,000	$ 8,178,077
Series 2006-C7 Class A1, 5.279% 11/15/38		895,540	887,632
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,265,471
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,727,937
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(m)		86,000	71,053
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(m)		165,000	124,608
Class K, 5.0914% 3/15/36 (h)(m)		500,000	262,420
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	178,560
Class I11, 7.72% 2/26/28 (h)		100,000	98,850
Class I12, 7.72% 2/26/28 (h)		100,000	98,500
Class I9, 7.72% 2/26/28 (h)		153,200	152,051
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	615,977
Series 1998-C3 Class E, 6.8541% 12/15/30 (m)		155,000	157,329
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(m)		100,000	36,355
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	104,836
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	1,039,173
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,683,848
Series 2006-2 Class A4, 5.9094% 6/12/46 (m)		15,250,000	14,513,646
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		333,394	311,971
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	8,866,256
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,462,024
Series 2004-IQ7 Class E, 5.4043% 6/15/38 (h)(m)		120,000	83,328
Series 2005-HQ7:
Class E, 5.208% 11/14/42 (m)		75,000	53,394
Class F, 5.208% 11/14/42 (m)		150,000	103,952
Series 2007-HQ12 Class A2, 5.6325% 4/12/49 (m)		12,880,000	12,467,535
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7122% 11/13/36 (h)(m)		70,000	56,070
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		131,114	130,249
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (h)		160,000	105,475
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 411,182	$ 401,402
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	82,647
Class G, 4.456% 9/12/38 (h)	CAD	54,000	41,014
Class H, 4.456% 9/12/38 (h)	CAD	36,000	26,444
Class J, 4.456% 9/12/38 (h)	CAD	36,000	22,423
Class K, 4.456% 9/12/38 (h)	CAD	18,000	10,133
Class L, 4.456% 9/12/38 (h)	CAD	26,000	13,665
Class M, 4.456% 9/12/38 (h)	CAD	130,000	36,429
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,874
Class G, 4.57% 4/12/23	CAD	42,000	31,130
Class H, 4.57% 4/12/23	CAD	42,000	28,673
Class J, 4.57% 4/12/23	CAD	42,000	25,623
Class K, 4.57% 4/12/23	CAD	21,000	12,031
Class L, 4.57% 4/12/23	CAD	63,000	33,927
Class M, 4.57% 4/12/23	CAD	185,000	54,288
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	129,679
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(m)		165,000	155,284
Class F6, 6.5% 2/18/34 (h)(m)		37,000	34,172
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (h)		90,000	81,874
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (h)		170,000	167,928
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.0419% 9/15/09 (h)(m)		110,000	94,600
Class G, 3.0419% 9/15/09 (h)(m)		200,000	170,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,380,171
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	12,881,485
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	7,230,913
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	6,711,899
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (h)(m)		400,000	140,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $243,154,443)			233,240,371
Municipal Securities - 0.3%
		Principal Amount (d)	Value
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		$ 10,000,000	$ 11,039,800
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,604,326
Series A, 5% 1/1/12		11,025,000	11,895,093
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,068,508
TOTAL MUNICIPAL SECURITIES (Cost $37,434,862)			37,607,727
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,764,725	2,059,720
par 1.33% 12/31/38 (f)		3,405,000	1,089,600
7% 3/28/11		17,450,000	14,648,790
7% 9/12/13		17,420,000	12,559,336
Brazilian Federative Republic:
6% 1/17/17		505,000	517,625
7.125% 1/20/37		140,000	156,100
8.25% 1/20/34		410,000	510,450
8.75% 2/4/25		280,000	351,400
12.25% 3/6/30		895,000	1,519,263
12.75% 1/15/20		490,000	764,400
Central Bank of Nigeria promissory note 5.092% 1/5/10		412,312	395,591
Colombian Republic 7.375% 9/18/37		1,830,000	2,008,425
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,385,000	1,260,350
Dominican Republic:
3.6713% 8/30/24 (m)		1,100,000	1,057,375
9.04% 1/23/18 (h)		3,120,449	3,190,659
9.5% 9/27/11 (Reg. S)		1,606,150	1,638,273
Ecuador Republic:
5% 2/28/25		218,000	146,878
10% 8/15/30 (Reg. S)		4,550,000	4,026,750
12% 11/15/12 (Reg. S)		626,280	629,411
Gabonese Republic 8.2% 12/12/17 (h)		2,580,000	2,657,400
Georgia Republic 7.5% 4/15/13		460,000	414,000
Ghana Republic 8.5% 10/4/17 (h)		2,130,000	2,114,025
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,290,625
6.75% 3/10/14 (h)		510,000	515,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 3/10/14 (Reg. S)		$ 315,000	$ 318,150
7.5% 1/15/16 (h)		485,000	505,031
7.75% 1/17/38 (h)		1,245,000	1,232,550
8.5% 10/12/35 (h)		650,000	696,345
8.5% 10/12/35 (Reg. S)		735,000	787,406
Islamic Republic of Pakistan:
6.75% 2/19/09		3,520,000	3,344,000
7.125% 3/31/16 (h)		1,450,000	942,500
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (m)		1,645,000	1,620,325
7.125% 3/5/10		250,000	249,688
7.5% 8/2/11		1,325,000	1,301,813
7.75% 9/7/12		400,000	396,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,073,250
8.625% 6/20/13 (Reg. S)		3,495,000	3,521,213
9% 5/2/14		360,000	367,650
Philippine Republic:
9.5% 2/2/30		1,375,000	1,763,438
10.625% 3/16/25		1,365,000	1,861,587
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (f)(h)		2,935,000	2,744,225
Russian Federation:
7.5% 3/31/30 (Reg. S)		8,990,095	10,013,168
12.75% 6/24/28 (Reg. S)		1,490,000	2,615,397
Turkish Republic:
6.75% 4/3/18		1,965,000	1,964,607
6.875% 3/17/36		3,285,000	3,070,161
7% 9/26/16		1,390,000	1,422,943
7.25% 3/15/15		765,000	800,190
7.25% 3/5/38		1,350,000	1,300,725
7.375% 2/5/25		2,200,000	2,233,440
11.875% 1/15/30		1,085,000	1,636,940
Ukraine Government:
6.385% 6/26/12 (h)		2,240,000	2,080,512
6.75% 11/14/17 (h)		4,290,000	3,635,775
United Mexican States:
7.5% 4/8/33		700,000	816,200
8.3% 8/15/31		420,000	528,150
Uruguay Republic 8% 11/18/22		2,431,902	2,583,896
Venezuelan Republic:
3.7906% 4/20/11 (Reg. S) (m)		3,130,000	2,809,175
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
5.375% 8/7/10 (Reg. S)		$ 1,145,000	$ 1,090,613
7% 3/31/38		720,000	500,400
8.5% 10/8/14		1,690,000	1,580,150
9% 5/7/23 (Reg. S)		1,160,000	1,005,140
9.25% 9/15/27		4,050,000	3,766,500
9.375% 1/13/34		1,160,000	1,020,800
10.75% 9/19/13		5,460,000	5,637,450
13.625% 8/15/18		2,343,000	2,764,740
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	74,925
6.875% 1/15/16 (h)		1,740,000	1,687,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,861,644)			135,687,514
Preferred Stocks - 0.1%
	Shares
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
El Paso Corp. 4.99%	1,927	2,629,905
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,278,550
TOTAL CONVERTIBLE PREFERRED STOCKS		3,908,455
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a)	520	715,000
TOTAL PREFERRED STOCKS (Cost $4,527,961)		4,623,455
Floating Rate Loans - 0.3%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 4.4075% 12/27/14 (m)	$ 1,551,735	$ 1,194,836
Tranche C, term loan 4.4075% 12/27/15 (m)	1,201,347	925,037
		2,119,873
Hotels, Restaurants & Leisure - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (m)	80,120	61,893
term loan 5.125% 6/14/14 (m)	1,004,266	775,795
		837,688
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 4.2138% 3/31/13 (m)	1,516,709	1,440,874
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9638% 12/12/14 (m)	2,477,791	1,982,233
Univision Communications, Inc. Tranche 1LN, term loan 5.0288% 9/29/14 (m)	1,795,000	1,442,731
Zuffa LLC term loan 4.5625% 6/19/15 (m)	3,621,002	3,041,642
		7,907,480
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 5.4638% 12/9/08 (m)	160,000	148,800
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (m)	165,000	161,081
Tranche B 1LN, term loan 4.546% 9/5/13 (m)	610,000	593,225
Levi Strauss & Co. term loan 4.7131% 4/4/14 (m)	790,000	639,900
		1,394,206
TOTAL CONSUMER DISCRETIONARY		12,408,047
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (m)	59,525	38,394
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (m)	209,211	183,582
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.22% 12/27/12 (m)	$ 143,000	$ 117,260
TOTAL FINANCIALS		339,236
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 4.9776% 7/25/14 (m)	2,065,032	1,948,874
Tranche DD, term loan 7/25/14 (m)(q)	105,648	99,705
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (m)	2,198,839	2,061,411
		4,109,990
Pharmaceuticals - 0.1%
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (m)	4,717,196	4,115,753
TOTAL HEALTH CARE		8,225,743
INDUSTRIALS - 0.1%
Airlines - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.5733% 2/1/14 (m)	2,775,378	2,026,026
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (m)	120,664	114,028
term loan 4.6756% 1/26/14 (m)	1,899,336	1,794,872
		1,908,900
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (m)	1,255,000	1,207,938
TOTAL INDUSTRIALS		5,142,864
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (m)	640,670	576,603
Tranche B-A1, term loan 5.0406% 10/1/14 (m)	99,330	89,397
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.269% 10/10/14 (m)	1,532,281	1,426,936
		2,092,936
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 5.0506% 6/11/14 (m)	$ 1,800,441	$ 1,638,401
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (m)	1,064,386	995,201
		2,633,602
TOTAL INFORMATION TECHNOLOGY		4,726,538
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (m)	2,858,000	2,800,840
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.4395% 12/23/12 (m)	1,172,053	1,109,055
TOTAL MATERIALS		3,909,895
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (m)	465,000	446,400
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (m)	980,025	943,274
		1,389,674
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (m)	9,875	9,233
TOTAL TELECOMMUNICATION SERVICES		1,398,907
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (m)	355,590	323,548
term loan 5.8006% 3/30/14 (m)	845,023	768,971
		1,092,519
TOTAL FLOATING RATE LOANS (Cost $37,602,554)		37,243,749
Fixed-Income Funds - 53.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	3,366,821	$ 283,991,380
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	7,414,807	658,434,817
Fidelity Corporate Bond 1-10 Year Central Fund (n)	18,851,759	1,816,743,999
Fidelity Floating Rate Central Fund (n)	4,475,644	408,626,297
Fidelity Mortgage Backed Securities Central Fund (n)	21,787,296	2,138,641,000
Fidelity Ultra-Short Central Fund (n)	7,340,076	599,904,422
TOTAL FIXED-INCOME FUNDS (Cost $6,228,917,563)		5,906,341,915
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,765,000	3,880,584
Net Servicos de Comunicacao SA 9.25% (h)	1,623,000	1,681,437
		5,562,021
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,834,000	6,994,450
TOTAL PREFERRED SECURITIES (Cost $12,428,953)		12,556,471
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,755,616	2,755,000
Cash Equivalents - continued
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at: - continued
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 436,212,763	$ 436,110,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (b)	353,592,056	353,508,000
TOTAL CASH EQUIVALENTS (Cost $792,373,000)		792,373,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $12,390,318,621)		11,996,564,286
NET OTHER ASSETS - (8.3)%		(914,582,124)
NET ASSETS - 100%		$ 11,081,982,162
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 43,728	(35,417)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	39,167	(36,249)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	57,619	(52,395)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 1,500,000	$ 9,615
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	323,342
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	478,878
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	14,400,000	135,376
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	66,824
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	(57,737)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%

	March 2013	$ 3,800,000	$ (51,175)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,000,000	(34,679)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,000,000	(3,640,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,600,000	(4,186,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	2,800,000	(2,548,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	6,000,000	(5,460,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	7,200,000	(6,552,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	2,600,000	(2,366,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 34,860	$ (16,996)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(62,264)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	120,859	(25,494)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(94,250)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,737,537)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	57,176	(43,756)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	787	(693)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,517)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(1,061,024)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(100,184)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(1,102,156)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	1,200,000	(1,084,294)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(80,377)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(70,727)
TOTAL CREDIT DEFAULT SWAPS		90,214,996	(32,453,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 27,972
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	60,703
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	46,173
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	2,517,342
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	878,228
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	5,181,070
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	2,819,225
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	4,223,055
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	3,376,635
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	6,074,970
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	$ 50,000,000	$ 2,482,665
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,195,664
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	941,400
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	2,985,640
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,661,915
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,614,710
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	4,609,320
TOTAL INTEREST RATE SWAPS		1,174,689,000	41,696,687
		$ 1,264,903,996	$ 9,243,563
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,251,869 or 3.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,020,498.
(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $156,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,648 and $99,705, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,755,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 1,012,105
Banc of America Securities LLC	546,770
Barclays Capital, Inc.	766,747
Deutsche Bank Securities, Inc.	429,378
$ 2,755,000
$436,110,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 12,638,373
Banc of America Securities LLC	34,165,795
Bank of America, NA	126,383,734
Barclays Capital, Inc.	227,490,039
Greenwich Capital Markets, Inc.	12,638,373
ING Financial Markets LLC	16,474,499
RBC Capital Markets Corp.	6,319,187
$ 436,110,000
$353,508,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 112,434,096
Bank of America, NA	241,073,904
$ 353,508,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,792,274
Fidelity Commercial Mortgage-Backed Securities Central Fund	29,162,743
Fidelity Corporate Bond 1-10 Year Central Fund	81,406,674
Fidelity Floating Rate Central Fund	24,729,364
Fidelity Mortgage Backed Securities Central Fund	96,892,856
Fidelity Ultra-Short Central Fund	33,658,178
Total	$ 280,642,089
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 62,786,499	$ 48,982,775	$ 283,991,380	18.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	402,255,147	308,170,881	-	658,434,817	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	1,105,094,191	-	1,816,743,999	23.0%
Fidelity Floating Rate Central Fund	228,686,671	223,302,409	23,315,935	408,626,297	15.3%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	1,235,465,746	49,866,701	2,138,641,000	23.8%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	529,852,254	599,904,422	16.9%
Total	$ 3,544,679,501	$ 3,312,093,512	$ 652,017,665	$ 5,906,341,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $345,134,698 and repurchase agreements of $792,373,000) - See accompanying schedule: Unaffiliated issuers (cost $6,161,401,058)	$ 6,090,222,371
Fidelity Central Funds (cost $6,228,917,563)	5,906,341,915
Total Investments (cost $12,390,318,621)		$ 11,996,564,286
Commitment to sell securities on a delayed delivery basis	(24,201,442)
Receivable for securities sold on a delayed delivery basis	24,142,500	(58,942)
Receivable for investments sold, regular delivery		26,097,269
Cash		391,339
Receivable for swap agreements		30,562
Receivable for fund shares sold		6,324,418
Interest receivable		56,922,769
Distributions receivable from Fidelity Central Funds		25,743,229
Unrealized appreciation on swap agreements		42,753,484
Other receivables		36,971
Total assets		12,154,805,385

Liabilities
Payable for investments purchased Regular delivery	$ 66,643,753
Delayed delivery	608,653,056
Payable for fund shares redeemed	4,295,845
Distributions payable	1,067,348
Unrealized depreciation on swap agreements	33,509,921
Accrued management fee	2,918,053
Distribution fees payable	55,295
Other affiliated payables	1,315,009
Other payables and accrued expenses	856,943
Collateral on securities loaned, at value	353,508,000
Total liabilities		1,072,823,223

Net Assets		$ 11,081,982,162
Net Assets consist of:
Paid in capital		$ 11,370,457,234
Undistributed net investment income		8,813,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,267,778
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(380,556,718)
Net Assets		$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,754,821 ÷ 8,019,571 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($38,573,726 ÷ 3,834,369 shares)	$ 10.06

Maximum offering price per share (100/96.00 of $10.06)	$ 10.48
Class B: Net Asset Value and offering price per share ($9,644,896 ÷ 957,576 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($28,786,324 ÷ 2,858,809 shares)A	$ 10.07

Total Bond: Net Asset Value, offering price and redemption price per share ($9,976,431,537 ÷ 990,839,056 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($947,790,858 ÷ 94,236,791 shares)	$ 10.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 1,204,234
Interest		283,244,652
Income from Fidelity Central Funds		280,642,089
Total income		565,090,975

Expenses
Management fee	$ 31,993,893
Transfer agent fees	10,846,695
Distribution fees	633,899
Fund wide operations fee	3,495,827
Independent trustees' compensation	40,783
Miscellaneous	17,948
Total expenses before reductions	47,029,045
Expense reductions	(352,777)	46,676,268
Net investment income		518,414,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,164,408
Fidelity Central Funds	(55,342,894)
Foreign currency transactions	(891)
Swap agreements	7,472,837
Total net realized gain (loss)		95,293,460
Change in net unrealized appreciation (depreciation) on: Investment securities	(338,543,318)
Assets and liabilities in foreign currencies	(131)
Swap agreements	6,488,170
Delayed delivery commitments	(58,942)
Total change in net unrealized appreciation (depreciation)		(332,114,221)
Net gain (loss)		(236,820,761)
Net increase (decrease) in net assets resulting from operations		$ 281,593,946

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 518,414,707	$ 212,551,890
Net realized gain (loss)	95,293,460	(6,020,604)
Change in net unrealized appreciation (depreciation)	(332,114,221)	(85,266,164)
Net increase (decrease) in net assets resulting from operations	281,593,946	121,265,122
Distributions to shareholders from net investment income	(501,867,517)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,784)	(4,857,769)
Total distributions	(526,376,301)	(203,196,475)
Share transactions - net increase (decrease)	4,412,741,476	4,556,920,613
Total increase (decrease) in net assets	4,167,959,121	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $8,813,868 and undistributed net investment income of $4,530,397, respectively)	$ 11,081,982,162	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.190)	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	122%	116% J	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 L

2006 J

2005 J

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	122%	116% K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 79,456,091
Unrealized depreciation	(416,279,836)
Net unrealized appreciation (depreciation)	$ (336,823,745)
Undistributed ordinary income	74,595,018

Cost for federal income tax purposes	$ 12,333,388,031

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 521,474,544	$ 203,196,475
Long-term Capital Gains	4,901,757	-
Total	$ 526,376,301	$ 203,196,475

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,714,855,579 and $1,275,500,461, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 182,737	$ 37,558
Class T	0%	.25%	115,549	1,138
Class B	.65%	.25%	83,546	60,524
Class C	.75%	.25%	252,067	75,748
			$ 633,899	$ 174,968

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,515
Class T	5,823
Class B*	11,561
Class C*	3,836
$ 46,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 143,015.20
Class T	94,941.21
Class B	26,504.29
Class C	46,393.18
Total Bond	9,096,927.10
Institutional Class	1,438,915.16
	$ 10,846,695

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17,948 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $5,167,155.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $79,612. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 249,985
Institutional Class	23,180
$ 273,165

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 3,361,032	$ 1,100,606
Class T	2,139,983	1,373,421
Class B	357,685	136,878
Class C	975,717	457,270
Total Bond	451,129,055	191,143,423
Institutional Class	43,904,045	4,127,108
Total	$ 501,867,517	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,576	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,784	$ 4,857,769

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class A
Shares sold	5,588,201	5,058,526	$ 57,565,572	$ 52,475,077
Reinvestment of distributions	305,321	89,369	3,130,894	927,501
Shares redeemed	(2,555,919)	(1,118,505)	(26,109,819)	(11,603,024)
Net increase (decrease)	3,337,603	4,029,390	$ 34,586,647	$ 41,799,554

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class T
Shares sold	2,804,342	4,727,867	$ 28,824,011	$ 49,238,640
Reinvestment of distributions	209,490	129,776	2,149,894	1,346,799
Shares redeemed	(3,292,088)	(1,351,158)	(33,740,425)	(13,923,481)
Net increase (decrease)	(278,256)	3,506,485	$ (2,766,520)	$ 36,661,958
Class B
Shares sold	792,814	539,386	$ 8,188,014	$ 5,591,610
Reinvestment of distributions	25,155	9,450	258,101	98,229
Shares redeemed	(449,829)	(124,884)	(4,577,167)	(1,299,404)
Net increase (decrease)	368,140	423,952	$ 3,868,948	$ 4,390,435
Class C
Shares sold	1,925,088	1,926,281	$ 19,771,131	$ 20,051,168
Reinvestment of distributions	87,624	38,210	898,560	397,140
Shares redeemed	(993,539)	(327,493)	(10,165,574)	(3,406,204)
Net increase (decrease)	1,019,173	1,636,998	$ 10,504,117	$ 17,042,104
Total Bond
Shares sold	547,722,071	449,525,248	$ 5,645,252,478	$ 4,670,295,711
Reinvestment of distributions	45,012,353	18,043,057	461,616,494	187,426,399
Shares redeemed	(230,103,358)	(72,384,207)	(2,368,082,060)	(750,709,047)
Net increase (decrease)	362,631,066	395,184,098	$ 3,738,786,912	$ 4,107,013,063
Institutional Class
Shares sold	78,780,201	34,101,050	$ 814,530,864	$ 352,256,185
Reinvestment of distributions	4,451,142	377,910	45,563,586	3,888,447
Shares redeemed	(22,980,579)	(594,798)	(232,333,078)	(6,131,133)
Net increase (decrease)	60,250,764	33,884,162	$ 627,761,372	$ 350,013,499

Annual Report

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008- present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	10/13/08	10/10/08	$.065
Class T	10/13/08	10/10/08	$.065
Class B	10/13/08	10/10/08	$.065
Class C	10/13/08	10/10/08	$.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008 $3,879,500, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $426,216,385 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-UANN-1008
1.804574.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	3.24%	4.20%	4.57%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund's Institutional Class shares gained 3.24%, trailing the Lehman Brothers U.S. Universal Index, which returned 5.21%, and the Lehman Brothers U.S. Aggregate Index. In this review, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's shortfall versus the Aggregate index. Specifically, holdings in asset-backed securities backed by subprime mortgages and commercial mortgage-backed securities - with sizable exposure coming from our stake in Fidelity® Ultra-Short Central Fund, one of the central funds discussed above - caused most of the damage. I significantly reduced the fund's exposure to Ultra-Short Central and cut direct investments in securitized bonds by period end. The market's growing aversion to riskier assets meant our out-of-index stake in emerging-markets debt and overexposure to corporate bonds worked against us, because both segments struggled. Similar factors hurt our high-yield bond positions, which significantly lagged the index. Conversely, out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, with my decisions to overweight better-performing intermediate bonds and underweight lagging long-term bonds benefiting performance. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 992.50	$ 3.96
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.01
Class T
Actual	$ 1,000.00	$ 992.30	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Class B
Actual	$ 1,000.00	$ 987.80	$ 7.64
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Class C
Actual	$ 1,000.00	$ 988.80	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Total Bond
Actual	$ 1,000.00	$ 994.20	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.79%
Class T	.82%
Class B	1.53%
Class C	1.53%
Total Bond	.45%
Institutional Class	.51%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
AAA 11.0%	AAA 10.8%
AA 5.9%	AA 4.2%
A 8.8%	A 7.0%
BBB 15.1%	BBB 12.8%
BB and Below 10.2%	BB and Below 9.6%
Not Rated 0.9%	Not Rated 0.6%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	6.2	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*	As of February 29, 2008**
Corporate Bonds 31.9%	Corporate Bonds 25.7%
U.S. Government and U.S. Government Agency Obligations 55.2%	U.S. Government and U.S. Government Agency Obligations 56.2%
Asset-Backed Securities 4.1%	Asset-Backed Securities 4.7%
CMOs and Other Mortgage Related Securities 10.4%	CMOs and Other Mortgage Related Securities 9.8%
Municipal Bonds 0.3%	Municipal Bonds 0.0%
Stocks 0.1%	Stocks 0.0%
Other Investments 5.2%	Other Investments 4.8%
Short-Term Investments and Net Other Assets† (7.2)%	Short-Term Investments and Net Other Assets† (1.2)%

* Foreign investments	9.8%	** Foreign investments	9.5%
* Futures and Swaps	12.6%	** Futures and Swaps	12.1%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 1,750,710
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		3,838,000	2,943,516
Nortel Networks Corp.:
1.75% 4/15/12 (h)		6,339,000	4,468,995
1.75% 4/15/12		870,000	613,350
			8,025,861
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,815,040
TOTAL INFORMATION TECHNOLOGY			9,840,901
TOTAL CONVERTIBLE BONDS			11,591,611
Nonconvertible Bonds - 16.4%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Tenneco, Inc. 8.125% 11/15/15		855,000	767,363
Automobiles - 0.0%
Ford Motor Co.:
6.5% 8/1/18		750,000	397,500
7.45% 7/16/31		1,450,000	746,750
			1,144,250
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	611,000
7.5% 4/1/27		1,935,000	1,548,000
			2,159,000
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp. 7.75% 12/15/12		650,000	581,750
Cap Cana SA 9.625% 11/3/13 (h)		600,000	528,000
Carrols Corp. 9% 1/15/13		85,000	71,188
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	457,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)		$ 1,270,000	$ 571,500
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)		1,440,000	1,384,200
Harrah's Operating Co., Inc.:
5.375% 12/15/13		1,795,000	816,725
5.5% 7/1/10		420,000	352,800
Host Marriott LP:
6.375% 3/15/15		250,000	215,300
7.125% 11/1/13		4,590,000	4,280,175
ITT Corp. 7.375% 11/15/15		250,000	237,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,361,150
Mandalay Resort Group 9.375% 2/15/10		700,000	686,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		5,740,000	4,218,900
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,519,656
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,644,238
6.625% 7/15/15		4,055,000	3,244,000
6.75% 9/1/12		5,985,000	5,191,988
6.75% 4/1/13		3,650,000	3,102,500
6.875% 4/1/16		1,710,000	1,368,000
7.625% 1/15/17		4,555,000	3,661,081
8.375% 2/1/11		1,585,000	1,428,481
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,533,000
7.125% 8/15/14		3,515,000	2,565,950
Park Place Entertainment Corp.:
7.875% 3/15/10		700,000	598,500
8.125% 5/15/11		3,780,000	2,646,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	667,550
yankee:
7% 6/15/13		3,350,000	2,998,250
7.25% 6/15/16		4,190,000	3,561,500
7.5% 10/15/27		2,125,000	1,615,000
Scientific Games Corp.:
6.25% 12/15/12		875,000	824,688
7.875% 6/15/16 (h)		1,950,000	1,911,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (h)(m)		$ 3,010,000	$ 2,377,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,087,425
7.25% 5/1/12		3,395,000	3,038,525
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (h)(m)		140,000	102,550
9.125% 2/1/15 (h)		1,805,000	1,322,163
Station Casinos, Inc.:
6% 4/1/12		940,000	648,600
7.75% 8/15/16		710,000	479,250
Times Square Hotel Trust 8.528% 8/1/26 (h)		111,072	111,072
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		2,270,000	2,020,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,926,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		1,590,000	1,442,925
6.625% 12/1/14		6,460,000	5,878,600
			85,280,218
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	936,000
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	10,754,077
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14		710,000	426,000
8.875% 4/1/12		425,000	284,750
11.5% 5/1/13 (h)		120,000	122,556
KB Home:
6.25% 6/15/15		535,000	446,725
6.375% 8/15/11		650,000	598,000
Newell Rubbermaid, Inc. 6.25% 4/15/18		3,105,000	2,809,522
Pulte Homes, Inc. 5.25% 1/15/14		645,000	548,250
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (h)		505,000	513,206
			17,439,086
Media - 1.3%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	500,312
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,015,000	2,178,618
Cablevision Systems Corp.:
7.1325% 4/1/09 (m)		340,000	342,975
8% 4/15/12		3,070,000	3,046,975
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC:
9.92% 4/1/14		$ 1,495,000	$ 717,600
11.125% 1/15/14		505,000	252,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,490,000	4,090,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,671,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (h)		2,220,000	2,120,100
10.875% 9/15/14 (h)		890,000	934,500
Clear Channel Communications, Inc.:
5% 3/15/12		885,000	550,913
6.25% 3/15/11		705,000	558,713
7.65% 9/15/10		700,000	670,250
Comcast Corp.:
5.7% 5/15/18		9,000,000	8,552,781
6.45% 3/15/37		8,838,000	8,151,243
COX Communications, Inc. 6.45% 12/1/36 (h)		1,365,000	1,277,684
CSC Holdings, Inc.:
6.75% 4/15/12		2,735,000	2,680,300
7.625% 4/1/11		1,235,000	1,241,175
8.5% 6/15/15 (h)		2,340,000	2,351,700
EchoStar Communications Corp.:
6.375% 10/1/11		2,810,000	2,743,263
7% 10/1/13		5,770,000	5,495,925
Kabel Deutschland GmbH 10.625% 7/1/14		3,690,000	3,800,700
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	474,813
6.625% 8/15/15		1,030,000	914,125
News America Holdings, Inc. 7.75% 12/1/45		170,000	174,986
News America, Inc.:
6.15% 3/1/37		2,970,000	2,687,069
6.2% 12/15/34		5,330,000	4,843,691
6.65% 11/15/37		15,817,000	15,248,157
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	907,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		$ 639,181	$ 575,263
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		1,505,000	1,030,925
10% 8/1/14		2,975,000	3,004,750
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,392,550
7.75% 3/15/16		1,790,000	1,691,550
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	1,654,950
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,488,574
6.75% 7/1/18		12,300,000	12,417,932
7.3% 7/1/38		9,000,000	9,043,443
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	6,683,352
6.625% 5/15/29		4,415,000	4,038,228
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)		1,305,000	947,756
10.5% 1/15/15 (h)		4,155,000	3,562,913
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (h)(m)		720,000	513,000
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,984,826
6.75% 10/5/37		1,460,000	1,312,422
Videotron Ltd. 9.125% 4/15/18 (h)		1,150,000	1,207,500
Visant Holding Corp. 8.75% 12/1/13		450,000	428,625
			139,158,627
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		995,000	996,269
Specialty Retail - 0.1%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,119,075
Michaels Stores, Inc. 10% 11/1/14		1,405,000	1,046,725
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	807,500
Sally Holdings LLC:
9.25% 11/15/14		1,410,000	1,417,050
10.5% 11/15/16		700,000	707,000
Sonic Automotive, Inc. 8.625% 8/15/13		700,000	532,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 445,000	$ 311,500
7.625% 8/1/11		4,470,000	3,922,425
			9,863,275
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(m)		2,345,000	2,034,288
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,535,250
9.75% 1/15/15		2,180,000	1,978,350
			5,547,888
TOTAL CONSUMER DISCRETIONARY			262,355,976
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		2,050,000	2,009,000
7.25% 5/15/17		775,000	757,563
8.375% 12/15/14		2,395,000	2,466,850
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,060,673
			13,294,086
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	238,110
7.75% 6/15/26		210,000	195,300
CVS Caremark Corp.:
6.036% 12/10/28 (h)		12,277,725	11,334,304
6.302% 6/1/37 (m)		8,615,000	7,311,981
Rite Aid Corp.:
6.875% 8/15/13		735,000	444,675
7.5% 3/1/17		3,030,000	2,522,475
9.375% 12/15/15		735,000	474,075
10.375% 7/15/16		1,425,000	1,362,656
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	1,138,500
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,456,034
			35,478,110
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.6%
Bertin Ltda. 10.25% 10/5/16 (h)		$ 505,000	$ 517,625
Cargill, Inc.:
6% 11/27/17 (h)		8,750,000	8,651,554
6.625% 9/15/37 (h)		8,334,000	8,027,751
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,753,000
7% 6/1/16		3,235,000	2,992,375
General Mills, Inc. 5.2% 3/17/15		7,738,000	7,600,798
Gruma SA de CV 7.75%		1,685,000	1,672,363
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,166,807
6.875% 2/1/38		11,635,000	11,382,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,595,000
Pierre Foods, Inc. 9.875% 7/15/12 (c)		540,000	43,200
Pilgrims Pride Corp.:
7.625% 5/1/15		1,725,000	1,509,375
8.375% 5/1/17		1,425,000	1,129,313
Smithfield Foods, Inc. 7.75% 7/1/17		5,140,000	4,548,900
			58,590,861
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		1,205,000	1,156,800
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,487,166
5.65% 5/16/18		7,161,000	7,045,035
6.375% 5/16/38		12,110,000	11,910,476
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,794,866
			31,237,543
TOTAL CONSUMER STAPLES			139,757,400
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,640,000	1,627,700
7.75% 5/15/17		2,970,000	2,947,725
Complete Production Services, Inc. 8% 12/15/16		740,000	727,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		$ 1,295,000	$ 1,290,144
Seitel, Inc. 9.75% 2/15/14		2,545,000	2,245,963
Weatherford International Ltd. 7% 3/15/38		5,880,000	5,857,991
			14,696,573
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,380,691
6.45% 9/15/36		2,115,000	1,943,911
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,588,000
Atlas Pipeline Partners LP 8.125% 12/15/15		2,145,000	2,037,750
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	14,331,869
6.25% 3/15/38		3,050,000	2,809,227
6.75% 2/1/39		2,980,000	2,931,381
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,327,275
8.875% 2/1/17		1,140,000	986,100
Chesapeake Energy Corp.:
6.5% 8/15/17		1,925,000	1,780,625
6.875% 1/15/16		740,000	706,700
7.5% 9/15/13		1,300,000	1,322,750
7.5% 6/15/14		1,790,000	1,798,950
7.625% 7/15/13		600,000	606,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		1,145,000	1,182,213
Drummond Co., Inc. 7.375% 2/15/16 (h)		4,035,000	3,500,363
Duke Capital LLC 6.75% 2/15/32		10,542,000	9,867,460
Duke Energy Field Services 6.45% 11/3/36 (h)		2,400,000	2,178,998
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		1,165,000	1,173,738
Energy Partners Ltd. 9.75% 4/15/14		3,070,000	2,724,625
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	990,900
7.75% 5/1/14		675,000	671,625
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (h)		510,000	521,475
Massey Energy Co. 6.875% 12/15/13		4,565,000	4,450,875
Nakilat, Inc. 6.067% 12/31/33 (h)		2,885,000	2,519,095
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,704
Newfield Exploration Co. 7.125% 5/15/18		1,285,000	1,207,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35		$ 240,000	$ 203,393
6.4% 5/15/37		3,645,000	3,269,306
NGPL PipeCo LLC 6.514% 12/15/12 (h)		4,600,000	4,666,452
OPTI Canada, Inc.:
7.875% 12/15/14		2,280,000	2,254,464
8.25% 12/15/14		3,965,000	3,945,175
Pan American Energy LLC 7.75% 2/9/12 (h)		3,120,000	3,042,000
Pemex Project Funding Master Trust:
5.75% 3/1/18 (h)		860,000	844,950
6.625% 6/15/35		625,000	620,313
6.625% 6/15/35 (h)		260,000	258,050
Petro-Canada:
6.05% 5/15/18		3,850,000	3,727,967
6.8% 5/15/38		18,950,000	18,027,779
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)		1,725,000	1,604,250
9.125% 7/15/13		4,270,000	4,227,300
Petroleos de Venezuela SA:
5.25% 4/12/17		9,205,000	6,282,413
5.375% 4/12/27		3,045,000	1,728,038
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petrozuata Finance, Inc.:
7.63% 4/1/09 (h)		1,258,137	1,258,137
8.22% 4/1/17 (h)		2,178,398	2,254,642
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,678,188
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,032,670
6.65% 1/15/37		4,430,000	4,003,918
Plains Exploration & Production Co.:
7% 3/15/17		4,040,000	3,625,900
7.75% 6/15/15		485,000	461,963
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	1,022,613
7.375% 7/15/13		2,060,000	2,060,000
7.5% 5/15/16		2,615,000	2,595,388
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)		1,840,000	1,669,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.:
6.4163% 4/1/14 (h)(m)		$ 2,720,000	$ 2,529,600
8.625% 4/1/15 pay-in-kind (h)		6,045,000	5,863,650
Ship Finance International Ltd. 8.5% 12/15/13		330,000	326,700
Southwestern Energy Co. 7.5% 2/1/18 (h)		965,000	977,063
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	14,153,305
Suncor Energy, Inc.:
6.1% 6/1/18		9,625,000	9,558,443
6.85% 6/1/39		10,460,000	10,474,529
Teekay Corp. 8.875% 7/15/11		2,115,000	2,231,325
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	4,770,508
7.55% 4/15/38		9,095,000	9,136,582
Tesoro Corp. 6.5% 6/1/17		365,000	305,688
Texas Eastern Transmission LP 6% 9/15/17 (h)		4,381,000	4,273,666
TNK-BP Finance SA:
6.875% 7/18/11 (h)		1,200,000	1,146,000
7.5% 3/13/13 (Reg. S)		1,145,000	1,079,163
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,457,339
XTO Energy, Inc.:
6.375% 6/15/38		13,285,000	11,975,949
6.75% 8/1/37		10,380,000	9,790,323
YPF SA 10% 11/2/28		1,475,000	1,430,750
			250,295,028
TOTAL ENERGY			264,991,601
FINANCIALS - 4.0%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	10,002,498
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,629,729
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	2,897,322
6.75% 10/1/37		28,895,000	25,423,352
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,244,616
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,321,019
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	3,798,185
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.: - continued
6.875% 5/2/18		$ 6,600,000	$ 6,144,765
7% 9/27/27		5,000,000	4,458,450
Merrill Lynch & Co., Inc.:
6.15% 4/25/13		3,165,000	2,999,265
6.875% 4/25/18		557,000	513,002
Morgan Stanley 4.75% 4/1/14		1,635,000	1,435,569
Northern Trust Corp. 5.5% 8/15/13		2,275,000	2,314,533
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	11,871,128
5.875% 12/20/17		12,585,000	12,268,663
			105,322,096
Commercial Banks - 0.7%
American Express Bank FSB 6% 9/13/17		10,000,000	9,186,950
Bank of America NA:
5.3% 3/15/17		1,515,000	1,374,775
6% 10/15/36		690,000	595,837
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,803,738
Credit Suisse First Boston 6% 2/15/18		13,365,000	12,823,089
Development Bank of Philippines 8.375% (m)		1,355,000	1,365,163
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		3,665,000	3,426,775
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	440,550
HBOS PLC 6.75% 5/21/18 (h)		10,175,000	9,189,500
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,659,481
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		1,085,000	1,047,025
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,660,451
Standard Chartered Bank 6.4% 9/26/17 (h)		11,244,000	10,642,131
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,545,000	1,552,725
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		195,000	196,950
Wachovia Bank NA 6.6% 1/15/38		9,000,000	7,051,041
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,018,379
			80,034,560
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38		9,010,000	9,196,264
American General Finance Corp. 6.9% 12/15/17		5,510,000	4,413,857
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
5.7% 1/15/10		$ 1,415,000	$ 1,234,623
7% 10/1/13		280,000	203,000
7.25% 10/25/11		840,000	643,474
7.375% 10/28/09		1,420,000	1,319,782
7.875% 6/15/10		710,000	612,041
9.875% 8/10/11		1,410,000	1,157,470
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,344,530
5.625% 5/1/18		25,000,000	24,305,525
5.875% 1/14/38		14,000,000	12,606,090
6.375% 11/15/67 (m)		9,000,000	8,242,956
SLM Corp.:
2.94% 7/27/09 (m)		1,827,000	1,731,463
2.96% 7/26/10 (m)		6,515,000	5,872,543
4% 1/15/09		1,885,000	1,870,806
4.5% 7/26/10		4,120,000	3,748,162
			81,502,586
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,281,837
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,958,015
6.375% 5/15/38		7,549,000	7,553,069
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		5,185,000	4,692,425
9% 6/1/16 (h)		1,000,000	970,000
International Lease Finance Corp. 5.65% 6/1/14		1,600,000	1,340,848
Leucadia National Corp.:
7% 8/15/13		6,420,000	6,259,500
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (h)		5,470,000	5,251,200
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,200,000	4,200,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (m)		500,000	450,000
Sunwest Management, Inc. 8.385% 6/9/10 (m)		325,000	298,415
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(m)		12,400,000	10,682,265
			52,773,574
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc.:
5.85% 1/16/18		$ 8,920,000	$ 7,510,631
8.175% 5/15/58 (h)(m)		7,875,000	6,082,508
Pacific Life Global Funding 5.15% 4/15/13 (h)		7,895,000	7,899,713
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,871,506
6.5% 5/15/38		3,390,000	3,211,011
USI Holdings Corp. 6.6794% 11/15/14 (h)(m)		150,000	117,000
			28,692,369
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14		4,695,000	4,301,578
5.875% 8/15/12		895,000	880,649
5.95% 2/15/17		490,000	451,404
6.25% 5/15/13		14,190,000	13,993,199
6.5% 1/15/18		3,795,000	3,540,226
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	68,000
HMB Capital Trust V 6.37% 12/15/36 (c)(h)(m)		270,000	2,700
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	4,144,435
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	749,413
iStar Financial, Inc. 5.95% 10/15/13		300,000	211,500
Liberty Property LP 6.625% 10/1/17		3,785,000	3,532,892
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,880,000	4,672,600
7% 1/15/16		400,000	373,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,430,653
Rouse Co. 5.375% 11/26/13		100,000	76,171
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)		100,000	82,000
Senior Housing Properties Trust 8.625% 1/15/12		250,000	255,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,597,320
Ventas Realty LP:
6.5% 6/1/16		105,000	98,700
6.625% 10/15/14		1,350,000	1,292,625
6.75% 4/1/17		1,285,000	1,220,750
			45,974,815
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 7,880,000	$ 6,885,150
8.125% 6/1/12		2,465,000	2,295,531
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,932,695
5.5% 10/1/12		3,140,000	3,012,924
5.75% 6/15/17		6,260,000	5,642,514
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Inversiones y Representaciones SA 8.5% 2/2/17 (h)		910,000	618,800
			20,477,614
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		13,200,000	12,775,224
5.65% 5/1/18		13,300,000	12,269,396
Credit Suisse First Boston (New York Branch) 5% 5/15/13		6,309,000	6,145,124
Wrightwood Capital LLC 10.5% 6/1/14 (h)		100,000	87,000
			31,276,744
TOTAL FINANCIALS			446,054,358
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)		3,055,000	3,139,013
Biomet, Inc.:
10% 10/15/17		4,825,000	5,198,938
10.375% 10/15/17 pay-in-kind		3,155,000	3,300,919
11.625% 10/15/17		2,045,000	2,152,363
FMC Finance III SA 6.875% 7/15/17		1,030,000	988,800
			14,780,033
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,859,162
DASA Finance Corp. 8.75% 5/29/18 (h)		590,000	595,900
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,166,175
9.125% 11/15/14		1,665,000	1,712,869
9.25% 11/15/16		3,450,000	3,557,813
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind		$ 9,515,000	$ 9,693,406
HealthSouth Corp. 10.75% 6/15/16		1,280,000	1,382,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,356,750
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,520
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,000
Tenet Healthcare Corp.:
6.5% 6/1/12		285,000	272,175
7.375% 2/1/13		1,975,000	1,871,313
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	59,995
			26,605,478
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		6,520,000	6,568,900
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,656,129
6.45% 9/15/37		2,600,000	2,666,362
			6,322,491
TOTAL HEALTH CARE			54,276,902
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		2,045,000	1,978,538
BE Aerospace, Inc. 8.5% 7/1/18		520,000	542,100
Bombardier, Inc.:
6.3% 5/1/14 (h)		1,575,000	1,512,000
7.45% 5/1/34 (h)		425,000	405,875
8% 11/15/14 (h)		1,915,000	1,972,450
			6,410,963
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,627,250
6.977% 11/23/22		1,212,061	787,840
8.608% 10/1/12		960,000	806,400
AMR Corp. 9% 8/1/12		485,000	276,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		$ 396,970	$ 345,364
7.73% 9/15/12		19,588	17,090
7.875% 7/2/18		1,555,470	1,042,165
9.558% 9/1/19		251,878	181,352
9.798% 4/1/21		798,009	670,327
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	7,200,700
8.021% 8/10/22		1,002,104	751,578
8.954% 8/10/14		1,573,111	1,179,833
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	932,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		904,705	624,246
7.032% 4/1/12		750,105	738,853
7.186% 10/1/12		1,862,895	1,837,280
			20,018,728
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13 (h)		3,025,000	2,767,875
Ply Gem Industries, Inc. 11.75% 6/15/13 (h)		1,415,000	1,266,425
			4,034,300
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		1,025,000	1,008,344
7.125% 5/15/16		395,000	398,950
7.25% 3/15/15		800,000	810,000
7.875% 4/15/13		120,000	122,850
ARAMARK Corp.:
6.3006% 2/1/15 (m)		3,270,000	3,041,100
8.5% 2/1/15		3,130,000	3,153,475
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,178,675
7.75% 10/1/16		915,000	947,025
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,516,475
7.75% 1/15/15		2,545,000	2,545,000
8.625% 4/1/13		210,000	211,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
JohnsonDiversey, Inc. 9.625% 5/15/12		$ 210,000	$ 212,100
Rental Service Corp. 9.5% 12/1/14		1,405,000	1,124,000
US Investigations Services, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,118,750
11.75% 5/1/16 (h)		950,000	779,000
			20,166,794
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		700,000	665,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
			5,452,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37		3,620,000	3,682,289
General Electric Co. 5.25% 12/6/17		15,620,000	15,095,730
Nell AF Sarl 8.375% 8/15/15 (h)		500,000	292,500
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,195,675
13.5% 12/1/15 pay-in-kind (h)		705,000	572,460
			20,838,654
Machinery - 0.1%
Case Corp. 7.25% 1/15/16		1,040,000	1,007,500
Terex Corp. 8% 11/15/17		5,965,000	5,913,105
			6,920,605
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	467,950
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	1,383,350
7.75% 5/15/16		2,145,000	1,490,775
CSX Corp. 6.25% 4/1/15		2,470,000	2,420,175
Hertz Corp.:
8.875% 1/1/14		3,020,000	2,808,600
10.5% 1/1/16		1,920,000	1,680,000
Kansas City Southern Railway Co. 8% 6/1/15		2,415,000	2,463,300
			12,246,200
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)		300,000	272,250
Ashtead Holdings PLC 8.625% 8/1/15 (h)		275,000	248,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (h)		$ 60,000	$ 42,000
VWR Funding, Inc. 10.25% 7/15/15		1,155,000	1,051,050
			1,613,488
TOTAL INDUSTRIALS			98,169,982
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	1,863,000
6.5% 1/15/28		1,940,000	1,338,600
Nortel Networks Corp.:
7.0406% 7/15/11 (m)		485,000	449,838
10.125% 7/15/13		1,005,000	934,650
			4,586,088
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		2,650,000	2,385,000
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,460,875
Flextronics International Ltd.:
6.25% 11/15/14		420,000	386,400
6.5% 5/15/13		2,510,000	2,371,950
Jabil Circuit, Inc. 8.25% 3/15/18		5,260,000	5,285,143
NXP BV:
5.5406% 10/15/13 (m)		435,000	341,475
9.5% 10/15/15		1,125,000	765,000
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)		4,110,000	4,099,725
Series B, 10.25% 11/1/15 (h)		3,900,000	3,890,250
10.5% 11/1/16 pay-in-kind (h)(m)		3,965,000	3,806,400
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,908,104
			24,315,322
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (h)		2,050,000	1,773,250
Iron Mountain, Inc. 8% 6/15/20		705,000	683,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13		$ 995,000	$ 1,004,950
10.25% 8/15/15		990,000	996,188
			4,458,238
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		4,835,000	4,641,600
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,280,000	2,126,100
9.25% 6/1/16		710,000	690,475
Avago Technologies Finance Ltd.:
10.125% 12/1/13		2,130,000	2,300,400
11.875% 12/1/15		710,000	781,000
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (m)		1,045,000	768,075
8.875% 12/15/14		1,140,000	924,882
9.125% 12/15/14 pay-in-kind		1,110,000	861,693
10.125% 12/15/16		1,150,000	879,750
Spansion LLC 11.25% 1/15/16 (h)		700,000	437,500
			9,769,875
Software - 0.0%
SS&C Technologies, Inc. 11.75% 12/1/13		95,000	100,225
TOTAL INFORMATION TECHNOLOGY			50,256,348
MATERIALS - 0.8%
Chemicals - 0.1%
Berry Plastics Corp. 7.5406% 2/15/15 (m)		1,350,000	1,275,750
Chemtura Corp. 6.875% 6/1/16		735,000	620,193
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	470,400
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	4,005,000
Nalco Co. 7.75% 11/15/11		1,400,000	1,424,500
NOVA Chemicals Corp.:
5.9525% 11/15/13 (m)		1,560,000	1,343,550
6.5% 1/15/12		5,650,000	5,141,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Pliant Corp. 11.35% 6/15/09 (f)		$ 60,253	$ 48,805
PolyOne Corp. 8.875% 5/1/12		1,410,000	1,420,575
			15,977,773
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (h)		940,000	878,900
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	935,300
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	722,750
Crown Cork & Seal, Inc.:
7.375% 12/15/26		280,000	238,000
8% 4/15/23		335,000	298,150
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	969,825
Greif, Inc. 6.75% 2/1/17		3,195,000	3,099,150
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	140,250
Vitro SAB de CV 8.625% 2/1/12		2,415,000	2,113,125
			8,516,550
Metals & Mining - 0.5%
Evraz Group SA:
8.875% 4/24/13 (h)		4,505,000	4,414,900
9.5% 4/24/18 (h)		715,000	691,763
FMG Finance Property Ltd.:
6.6819% 9/1/11 (h)(m)		1,490,000	1,467,650
10% 9/1/13 (h)		6,810,000	7,150,500
10.625% 9/1/16 (h)		884,000	990,080
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,030,000	4,221,425
8.375% 4/1/17		1,480,000	1,568,800
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (m)		500,000	426,250
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (h)		750,000	748,125
RathGibson, Inc. 11.25% 2/15/14		350,000	336,875
Rio Tinto Finance Ltd.:
6.5% 7/15/18		7,128,000	7,171,581
7.125% 7/15/28		8,900,000	9,019,242
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,599,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.: - continued
7.375% 11/1/12		$ 1,235,000	$ 1,210,300
7.75% 4/15/16 (h)		1,285,000	1,249,663
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,881,652
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,685,814
Vedanta Resources PLC 6.625% 2/22/10 (h)		2,000,000	2,002,600
			51,836,670
Paper & Forest Products - 0.1%
Catalyst Paper Corp. 8.625% 6/15/11		845,000	686,563
Domtar Corp.:
5.375% 12/1/13		705,000	613,350
7.125% 8/15/15		975,000	928,688
Georgia-Pacific Corp.:
7% 1/15/15 (h)		6,505,000	6,098,438
8.125% 5/15/11		3,130,000	3,145,650
8.875% 5/15/31		1,510,000	1,404,300
Stone Container Corp. 8.375% 7/1/12		2,545,000	2,239,600
Stone Container Finance Co. 7.375% 7/15/14		300,000	241,500
			15,358,089
TOTAL MATERIALS			92,567,982
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	37,879,807
6.8% 5/15/36		11,484,000	11,414,407
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,141,395
Cincinnati Bell, Inc. 8.375% 1/15/14		3,465,000	3,274,425
Citizens Communications Co.:
6.25% 1/15/13		1,300,000	1,238,250
9% 8/15/31		650,000	565,500
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,095,850
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,830,500
7.625% 4/15/12		5,385,000	4,563,788
11.25% 6/15/16		975,000	1,023,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
6.845% 2/15/15 (m)		$ 350,000	$ 280,875
8.75% 2/15/17		1,465,000	1,274,550
9.25% 11/1/14		185,000	169,738
Qwest Corp.:
6.0263% 6/15/13 (m)		70,000	64,750
7.5% 10/1/14		2,440,000	2,250,900
7.625% 6/15/15		1,850,000	1,711,250
SBC Communications, Inc.:
6.15% 9/15/34		350,000	325,697
6.45% 6/15/34		370,000	353,526
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,280,000	1,288,000
Sprint Capital Corp.:
6.875% 11/15/28		15,675,000	13,323,750
7.625% 1/30/11		1,010,000	1,010,000
8.375% 3/15/12		1,295,000	1,304,713
8.75% 3/15/32		815,000	792,588
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	9,117,834
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,076,190
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,813,975
U.S. West Communications:
6.875% 9/15/33		890,000	658,600
7.5% 6/15/23		920,000	745,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,984,862
6.25% 4/1/37		2,348,000	2,156,309
6.4% 2/15/38		7,621,000	7,090,990
6.9% 4/15/38		6,295,000	6,233,208
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	5,635,315
			135,690,492
Wireless Telecommunication Services - 0.5%
Cricket Communications, Inc. 10% 7/15/15 (h)		1,755,000	1,772,550
Digicel Group Ltd.:
8.875% 1/15/15 (h)		7,220,000	6,732,650
9.125% 1/15/15 pay-in-kind (h)(m)		2,575,000	2,401,188
9.25% 9/1/12 (h)		820,000	840,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,525,000	1,441,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
7.625% 5/15/16 (h)		$ 1,485,000	$ 1,481,288
8.375% 3/15/13		3,395,000	3,509,581
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)		4,755,000	4,766,888
11.5% 6/15/16 (h)		765,000	799,425
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)		5,155,000	5,097,264
Millicom International Cellular SA 10% 12/1/13		3,110,000	3,281,050
Mobile Telesystems Finance SA 8% 1/28/12 (h)		2,695,000	2,688,263
Nextel Communications, Inc.:
5.95% 3/15/14		650,000	520,000
6.875% 10/31/13		5,490,000	4,515,525
7.375% 8/1/15		970,000	788,125
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,477,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		1,870,000	1,421,200
Rural Cellular Corp. 8.25% 3/15/12		360,000	372,600
Sprint Nextel Corp. 6% 12/1/16		3,260,000	2,974,750
Telecom Personal SA 9.25% 12/22/10 (h)		4,220,000	4,177,800
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,055,000	2,963,350
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,150,000	1,098,250
			57,120,372
TOTAL TELECOMMUNICATION SERVICES			192,810,864
UTILITIES - 1.9%
Electric Utilities - 0.9%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,943,997
5.8% 3/15/18		10,485,000	10,212,726
6.15% 9/15/17		5,140,000	5,152,557
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,670,554
6.05% 4/15/38		4,552,000	4,436,689
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17		$ 2,095,000	$ 2,005,963
7.2% 5/15/19		3,810,000	3,667,125
7.625% 5/15/27		1,650,000	1,493,250
EDP Finance BV 6% 2/2/18 (h)		5,953,000	5,904,584
Enel Finance International SA:
6.25% 9/15/17 (h)		2,667,000	2,704,735
6.8% 9/15/37 (h)		16,141,000	16,412,411
Energy Future Holdings:
10.875% 11/1/17 (h)		4,420,000	4,519,450
11.25% 11/1/17 pay-in-kind (h)(m)		4,680,000	4,586,400
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,579,391
Intergen NV 9% 6/30/17 (h)		4,595,000	4,686,900
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,395,600
Majapahit Holding BV 7.75% 10/17/16		840,000	802,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,078,550
8.5% 10/1/21		2,575,000	2,201,625
9.125% 5/1/31		340,000	292,400
National Power Corp. 6.875% 11/2/16 (h)		2,005,000	1,949,863
Nevada Power Co. 6.5% 5/15/18		790,000	790,000
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		2,290,000	1,929,641
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,719,903
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,408,938
			104,545,452
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		3,070,000	3,000,925
8.75% 2/15/12		1,325,000	1,338,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	1,093,750
6.875% 11/4/11 (Reg. S)		2,170,000	2,094,050
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,580,000	2,031,750
			9,558,725
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,319,000
7.75% 10/15/15		3,805,000	3,757,438
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
8% 10/15/17		$ 1,090,000	$ 1,070,925
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,331,800
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,987,500
NRG Energy, Inc.:
7.25% 2/1/14		3,290,000	3,240,650
7.375% 2/1/16		3,750,000	3,684,375
7.375% 1/15/17		4,070,000	3,947,900
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,719,074
Reliant Energy, Inc.:
7.625% 6/15/14		5,230,000	5,073,100
7.875% 6/15/17		2,895,000	2,793,675
Tenaska Alabama Partners LP 7% 6/30/21 (h)		453,070	423,621
TXU Corp. 5.55% 11/15/14		3,140,000	2,449,200
			49,798,258
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	179,025
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,342,749
Dominion Resources, Inc. 7.5% 6/30/66 (m)		9,800,000	8,825,841
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,958,420
6.5% 9/15/37		17,430,000	17,388,813
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	1,408,923
6.8% 1/15/19		10,000,000	9,725,880
			47,829,651
TOTAL UTILITIES			211,732,086
TOTAL NONCONVERTIBLE BONDS			1,812,973,499
TOTAL CORPORATE BONDS (Cost $1,904,437,007)			1,824,565,110
U.S. Government and Government Agency Obligations - 12.0%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.625% 2/12/13 (g)		$ 43,445,000	$ 42,949,032
4.375% 7/17/13 (k)		8,745,000	8,854,750
4.75% 11/19/12		24,650,000	25,491,748
5% 2/16/12		8,000,000	8,319,624
Freddie Mac:
3.5% 5/29/13 (g)		73,300,000	71,484,506
4.125% 12/21/12		55,225,000	55,486,049
5.25% 7/18/11 (g)		100,000,000	104,675,900
Tennessee Valley Authority 5.375% 4/1/56		385,000	394,932
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			317,656,541
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		78,310,500	78,028,088
2% 1/15/14 (k)		334,070,632	346,244,167
2% 7/15/14		75,430,550	78,314,711
2.375% 4/15/11		57,042,626	59,068,005
2.625% 7/15/17		124,540,740	134,954,818
3.5% 1/15/11 (k)		25,136,600	26,733,544
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,343,333
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds 6.25% 5/15/30		22,776,000	28,409,507
U.S. Treasury Notes:
3.375% 6/30/13 (g)		126,233,000	128,008,088
4.125% 8/31/12		35,285,000	36,925,188
4.5% 9/30/11 (k)		91,855,000	96,885,531
TOTAL U.S. TREASURY OBLIGATIONS			290,228,314
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,293,596,571)			1,331,228,188
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 12.3%
3.736% 10/1/33 (m)		1,656,106	1,653,023
4.36% 5/1/35 (m)		2,457,990	2,469,144
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.378% 5/1/35 (m)		$ 2,547,427	$ 2,561,002
4.5% 4/1/20		2,293,272	2,263,814
5% 8/1/18 to 3/1/23		22,398,232	22,321,970
5% 9/1/38 (i)		100,000,000	96,052,390
5% 9/1/38 (i)		138,000,000	132,552,298
5.29% 2/1/36 (m)		2,085,980	2,115,611
5.303% 12/1/35 (m)		1,189,471	1,205,710
5.5% 10/1/17 to 11/1/37		458,233,709	457,705,328
5.5% 9/1/23 (i)(j)		24,000,000	24,201,442
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.5% 9/1/38 (i)		100,000,000	98,701,220
5.616% 7/1/37 (m)		1,335,609	1,359,396
6% 6/1/22 to 3/1/38		256,492,937	260,644,009
6% 9/1/38 (i)		50,000,000	50,473,480
6.028% 4/1/36 (m)		1,048,137	1,072,406
6.252% 6/1/36 (m)		406,689	413,927
6.309% 4/1/36 (m)		1,017,138	1,043,936
6.5% 12/1/34 to 8/1/37		30,501,592	31,546,999
6.5% 9/1/38 (i)		50,000,000	51,402,855
6.5% 9/1/38 (i)		18,000,000	18,505,028
TOTAL FANNIE MAE			1,358,966,208
Freddie Mac - 1.5%
4.392% 1/1/35 (m)		4,843,444	4,857,635
4.617% 2/1/35 (m)		4,994,663	5,020,296
4.737% 10/1/35 (m)		10,754,965	10,770,076
5.5% 11/1/17		3,873,871	3,942,672
5.735% 10/1/35 (m)		735,744	747,066
5.853% 6/1/36 (m)		1,233,777	1,256,531
5.984% 7/1/37 (m)		6,129,619	6,253,762
6% 10/1/35 to 3/1/38		86,575,645	87,373,379
6% 9/1/38 (i)		47,000,000	47,367,963
6.045% 6/1/36 (m)		1,160,487	1,184,320
6.063% 4/1/36 (m)		1,909,574	1,948,759
6.11% 6/1/36 (m)		1,161,978	1,187,224
TOTAL FREDDIE MAC			171,909,683
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,525,546,529)			1,530,875,891
Asset-Backed Securities - 0.6%
		Principal Amount (d)	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.8719% 11/25/50 (m)		$ 14,187	$ 11,462
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8706% 1/22/13 (h)(m)		2,590,000	1,459,740
Airspeed Ltd. Series 2007-1A Class C1, 4.9669% 6/15/32 (h)(m)		4,731,465	2,223,788
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (h)		2,215,000	1,674,511
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.2219% 9/25/34 (m)		177,014	16,622
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	139,200
Class G, 9.75% 12/24/37 (h)		210,000	180,600
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 2.8319% 3/23/19 (h)(m)		295,980	232,821
Capital Auto Receivables Asset Trust Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,497,792
Class D, 7.16% 1/15/13 (h)		160,000	149,384
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		460,000	386,400
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (h)(m)		250,000	165,000
Capmark VII Ltd. Series 2006-7A Class H, 4.0169% 8/20/36 (h)(m)		500,000	150,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.4719% 8/25/36 (h)(m)		290,000	13,862
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.2219% 12/25/46 (h)(m)		250,000	65,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (h)		480,708	22,883
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	425,000
Class B2, 4.0213% 12/28/35 (h)(m)		500,000	420,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	85,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	176,250
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,087,713
Series 2006-C Class D, 6.89% 5/15/13 (h)		915,000	828,746
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	846,502
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (h)		830,696	785,692
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (h)(m)		$ 421,734	$ 37,165
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1219% 9/25/46 (h)(m)		250,000	92,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	25
Kent Funding III Ltd. Series 2006-3A Class D, 5.8988% 10/29/47 (m)		267,490	2,675
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,000	114,169
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 2.9019% 5/25/46 (h)(m)		250,000	134,727
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (h)(m)		5,400,000	5,187,240
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (h)(m)		195,000	163,800
Class C1B, 7.696% 8/28/38 (h)		63,000	44,781
Newcastle CDO VIII Series 2006-8A Class 10, 4.7219% 11/1/52 (h)(m)		250,000	17,500
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (m)		134,000	7,705
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (h)		353,271	323,905
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (m)		2,445,212	2,384,081
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.4219% 9/1/46 (h)(m)		250,000	92,500
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.0763% 12/15/26 (h)(m)		185,000	64,750
SIRENS B.V. Series 2007-2 Class A1, 4.5881% 4/13/10 (h)(m)		10,000,000	8,512,000
Structured Asset Securities Corp.:
Series 2006-BC1 Class B1, 4.9719% 3/25/36 (h)(m)		80,986	1,013
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (m)		15,977,484	14,159,822
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (h)(m)		14,070,000	14,045,814
Swift Master Auto Receivables Trust Series 2007-1 Class B, 2.6869% 6/15/12 (m)		3,285,000	2,728,156
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	202,500
Class IV, 6.84% 5/22/37 (h)		235,000	195,293
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	80,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (h)		$ 1,390,000	$ 735,551
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.9544% 9/25/26 (h)(m)		250,000	76,275
Class G, 4.1544% 9/25/26 (h)(m)		250,000	60,725
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (h)(m)		1,330,000	211,503
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.6613% 11/21/40 (h)(m)		305,000	146,400
TOTAL ASSET-BACKED SECURITIES (Cost $74,672,777)			62,866,543
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		178,866	98,376
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		301,381	75,345
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3052% 8/25/19 (h)(m)		75,938	11,391
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (m)(o)		14,682,247	1,262,673
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (m)		1,825,663	1,725,252
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	1,234
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		91,974	36,790
Series 2003-35 Class B, 4.639% 9/25/18 (m)		163,761	81,881
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (m)		1,895,865	1,763,186
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(m)		382,239	152,896
Series 2004-3 Class DB4, 5.842% 4/25/34 (m)		116,739	2,918
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (h)(m)		250,000	249,541
Class G, 6.78% 3/18/11 (h)(m)		250,000	248,894
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		282,731	105,003
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		154,881	46,464
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (m)		4,120,699	3,884,418
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		$ 125,000	$ 122,954
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (h)(m)		8,861,703	7,886,916
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	79,738
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.7719% 7/25/36 (h)(m)		3,946,782	48,940
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (m)		3,236,118	2,982,908
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.1131% 6/10/35 (h)(m)		27,450	20,662
Class B5, 4.7131% 6/10/35 (h)(m)		20,588	16,361
Class B6, 5.2131% 6/10/35 (h)(m)		10,294	7,417
RESIX Finance Ltd. floater Series 2007-A Class BB, 5.8169% 2/15/39 (h)(m)		495,088	71,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 4.4719% 9/25/35 (h)(m)		530,000	5,300
Series 2006-BC5 Class B, 4.9719% 12/25/36 (h)(m)		1,050,000	49,035
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		295,440	59,088
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (m)		555,987	507,294
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (m)		1,017,735	930,120
TOTAL PRIVATE SPONSOR			22,534,454
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,460,815	4,554,042
Series 2002-9 Class PC, 6% 3/25/17		669,747	690,279
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	48,374,871
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,591,020
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,609,686
TOTAL U.S. GOVERNMENT AGENCY			64,819,898
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,764,757)			87,354,352
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7715% 2/14/29 (h)(m)		$ 750,000	$ 708,978
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,544,643
Class B5, 7.525% 4/14/29		129,000	106,161
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2005% 2/10/18 (h)(m)		125,000	86,677
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,890,705
Series 2003-2 Class BWF, 7.55% 10/11/37 (h)		95,407	106,345
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	147,979
Series 2004-5 Class G, 5.3905% 11/10/41 (h)(m)		135,000	77,759
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	51,779
Class I, 5.64% 2/14/31 (h)		170,000	42,500
Series 2007-BBA8:
Class K, 3.6669% 3/15/22 (h)(m)		105,000	78,750
Class L, 4.3669% 3/15/22 (h)(m)		214,000	139,100
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,787	171,776
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,095,320
Series 2006-FL2 Class CNP3, 3.6669% 8/16/21 (h)(m)		5,182,308	4,605,776
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,554,003	9,383,581
Series 2007-FL3A Class A2, 2.6069% 4/15/22 (h)(m)		6,878,000	6,190,200
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		10,435,000	9,600,063
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,645,299
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	70,594
Class G, 5.01% 5/15/44 (m)	CAD	30,000	13,544
Class H, 5.01% 5/15/44 (m)	CAD	20,000	8,377
Class J, 5.01% 5/15/44 (m)	CAD	20,000	7,484
Class K, 5.01% 5/15/44 (m)	CAD	10,000	3,360
Class L, 5.01% 5/15/44 (m)	CAD	36,000	10,911
Class M, 5.01% 5/15/44 (m)	CAD	165,000	36,961
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates Series 2001-J2A Class F, 7.0311% 7/16/34 (h)(m)		$ 190,000	$ 152,210
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (h)		500,000	364,649
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	428,166
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	9,806,041
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	491,409
Series 1998-C1 Class H, 6% 5/17/40 (h)		130,000	26,000
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	174,908
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	99,684
Class J, 4.231% 5/15/38 (h)		300,000	196,542
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.3669% 2/15/22 (h)(m)		100,000	65,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,657	471,861
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	222,637
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2174% 6/10/31 (h)(m)		365,000	389,036
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9571% 4/29/39 (h)(m)		100,417	100,417
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (h)		50,000	46,519
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (h)(m)		55,000	52,959
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,851,221	3,848,756
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (h)		85,000	82,386
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (h)		80,000	73,382
Class E, 6.495% 2/15/36 (h)		40,000	36,260
Class F, 7.036% 2/15/36		200,000	179,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		509,114	290,195
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		500,000	460,000
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	425,155
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	156,750
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		$ 226,000	$ 214,003
Class K, 6.974% 8/15/36 (h)		427,000	256,114
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	117,843
Class H, 7% 3/15/33 (h)		100,000	96,903
Class K, 7% 3/15/33 (h)		90,000	81,325
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	74,412
Series 2003-C2 Class J, 5.234% 11/5/13 (h)(m)		250,000	162,650
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.2113% 6/6/20 (h)(m)		250,000	157,500
Series 2007-EOP Class L, 3.7613% 3/1/20 (h)(m)		400,000	387,252
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(m)		600,000	510,060
Series 2006-RR2:
Class M, 5.6903% 6/1/46 (h)(m)		100,000	20,000
Class N, 5.6903% 6/1/46 (h)(m)		100,000	18,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,284,910
Class A4, 5.7992% 8/10/45 (m)		10,000,000	9,164,110
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	169,098
Series 2002-CIB4:
Class E, 6.7139% 5/12/34 (h)(m)		190,000	185,870
Class F, 7.1059% 5/12/34 (h)(m)		78,000	74,006
Series 2003-C1 Class CM1, 5.6896% 1/12/37 (h)(m)		213,882	193,764
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.5969% 11/15/18 (h)(m)		10,000,000	8,600,000
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		65,000	51,441
Series 2004-LN2 Class D, 5.206% 7/15/41 (m)		420,000	320,708
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,377,135
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (h)		95,000	94,395
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		250,000	232,335
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		$ 8,375,000	$ 8,178,077
Series 2006-C7 Class A1, 5.279% 11/15/38		895,540	887,632
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,265,471
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,727,937
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(m)		86,000	71,053
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(m)		165,000	124,608
Class K, 5.0914% 3/15/36 (h)(m)		500,000	262,420
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	178,560
Class I11, 7.72% 2/26/28 (h)		100,000	98,850
Class I12, 7.72% 2/26/28 (h)		100,000	98,500
Class I9, 7.72% 2/26/28 (h)		153,200	152,051
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	615,977
Series 1998-C3 Class E, 6.8541% 12/15/30 (m)		155,000	157,329
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(m)		100,000	36,355
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	104,836
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	1,039,173
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,683,848
Series 2006-2 Class A4, 5.9094% 6/12/46 (m)		15,250,000	14,513,646
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		333,394	311,971
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	8,866,256
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,462,024
Series 2004-IQ7 Class E, 5.4043% 6/15/38 (h)(m)		120,000	83,328
Series 2005-HQ7:
Class E, 5.208% 11/14/42 (m)		75,000	53,394
Class F, 5.208% 11/14/42 (m)		150,000	103,952
Series 2007-HQ12 Class A2, 5.6325% 4/12/49 (m)		12,880,000	12,467,535
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7122% 11/13/36 (h)(m)		70,000	56,070
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		131,114	130,249
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (h)		160,000	105,475
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 411,182	$ 401,402
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	82,647
Class G, 4.456% 9/12/38 (h)	CAD	54,000	41,014
Class H, 4.456% 9/12/38 (h)	CAD	36,000	26,444
Class J, 4.456% 9/12/38 (h)	CAD	36,000	22,423
Class K, 4.456% 9/12/38 (h)	CAD	18,000	10,133
Class L, 4.456% 9/12/38 (h)	CAD	26,000	13,665
Class M, 4.456% 9/12/38 (h)	CAD	130,000	36,429
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,874
Class G, 4.57% 4/12/23	CAD	42,000	31,130
Class H, 4.57% 4/12/23	CAD	42,000	28,673
Class J, 4.57% 4/12/23	CAD	42,000	25,623
Class K, 4.57% 4/12/23	CAD	21,000	12,031
Class L, 4.57% 4/12/23	CAD	63,000	33,927
Class M, 4.57% 4/12/23	CAD	185,000	54,288
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	129,679
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(m)		165,000	155,284
Class F6, 6.5% 2/18/34 (h)(m)		37,000	34,172
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (h)		90,000	81,874
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (h)		170,000	167,928
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.0419% 9/15/09 (h)(m)		110,000	94,600
Class G, 3.0419% 9/15/09 (h)(m)		200,000	170,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,380,171
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	12,881,485
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	7,230,913
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	6,711,899
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (h)(m)		400,000	140,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $243,154,443)			233,240,371
Municipal Securities - 0.3%
		Principal Amount (d)	Value
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		$ 10,000,000	$ 11,039,800
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,604,326
Series A, 5% 1/1/12		11,025,000	11,895,093
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,068,508
TOTAL MUNICIPAL SECURITIES (Cost $37,434,862)			37,607,727
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,764,725	2,059,720
par 1.33% 12/31/38 (f)		3,405,000	1,089,600
7% 3/28/11		17,450,000	14,648,790
7% 9/12/13		17,420,000	12,559,336
Brazilian Federative Republic:
6% 1/17/17		505,000	517,625
7.125% 1/20/37		140,000	156,100
8.25% 1/20/34		410,000	510,450
8.75% 2/4/25		280,000	351,400
12.25% 3/6/30		895,000	1,519,263
12.75% 1/15/20		490,000	764,400
Central Bank of Nigeria promissory note 5.092% 1/5/10		412,312	395,591
Colombian Republic 7.375% 9/18/37		1,830,000	2,008,425
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,385,000	1,260,350
Dominican Republic:
3.6713% 8/30/24 (m)		1,100,000	1,057,375
9.04% 1/23/18 (h)		3,120,449	3,190,659
9.5% 9/27/11 (Reg. S)		1,606,150	1,638,273
Ecuador Republic:
5% 2/28/25		218,000	146,878
10% 8/15/30 (Reg. S)		4,550,000	4,026,750
12% 11/15/12 (Reg. S)		626,280	629,411
Gabonese Republic 8.2% 12/12/17 (h)		2,580,000	2,657,400
Georgia Republic 7.5% 4/15/13		460,000	414,000
Ghana Republic 8.5% 10/4/17 (h)		2,130,000	2,114,025
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,290,625
6.75% 3/10/14 (h)		510,000	515,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 3/10/14 (Reg. S)		$ 315,000	$ 318,150
7.5% 1/15/16 (h)		485,000	505,031
7.75% 1/17/38 (h)		1,245,000	1,232,550
8.5% 10/12/35 (h)		650,000	696,345
8.5% 10/12/35 (Reg. S)		735,000	787,406
Islamic Republic of Pakistan:
6.75% 2/19/09		3,520,000	3,344,000
7.125% 3/31/16 (h)		1,450,000	942,500
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (m)		1,645,000	1,620,325
7.125% 3/5/10		250,000	249,688
7.5% 8/2/11		1,325,000	1,301,813
7.75% 9/7/12		400,000	396,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,073,250
8.625% 6/20/13 (Reg. S)		3,495,000	3,521,213
9% 5/2/14		360,000	367,650
Philippine Republic:
9.5% 2/2/30		1,375,000	1,763,438
10.625% 3/16/25		1,365,000	1,861,587
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (f)(h)		2,935,000	2,744,225
Russian Federation:
7.5% 3/31/30 (Reg. S)		8,990,095	10,013,168
12.75% 6/24/28 (Reg. S)		1,490,000	2,615,397
Turkish Republic:
6.75% 4/3/18		1,965,000	1,964,607
6.875% 3/17/36		3,285,000	3,070,161
7% 9/26/16		1,390,000	1,422,943
7.25% 3/15/15		765,000	800,190
7.25% 3/5/38		1,350,000	1,300,725
7.375% 2/5/25		2,200,000	2,233,440
11.875% 1/15/30		1,085,000	1,636,940
Ukraine Government:
6.385% 6/26/12 (h)		2,240,000	2,080,512
6.75% 11/14/17 (h)		4,290,000	3,635,775
United Mexican States:
7.5% 4/8/33		700,000	816,200
8.3% 8/15/31		420,000	528,150
Uruguay Republic 8% 11/18/22		2,431,902	2,583,896
Venezuelan Republic:
3.7906% 4/20/11 (Reg. S) (m)		3,130,000	2,809,175
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
5.375% 8/7/10 (Reg. S)		$ 1,145,000	$ 1,090,613
7% 3/31/38		720,000	500,400
8.5% 10/8/14		1,690,000	1,580,150
9% 5/7/23 (Reg. S)		1,160,000	1,005,140
9.25% 9/15/27		4,050,000	3,766,500
9.375% 1/13/34		1,160,000	1,020,800
10.75% 9/19/13		5,460,000	5,637,450
13.625% 8/15/18		2,343,000	2,764,740
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	74,925
6.875% 1/15/16 (h)		1,740,000	1,687,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,861,644)			135,687,514
Preferred Stocks - 0.1%
	Shares
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
El Paso Corp. 4.99%	1,927	2,629,905
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,278,550
TOTAL CONVERTIBLE PREFERRED STOCKS		3,908,455
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a)	520	715,000
TOTAL PREFERRED STOCKS (Cost $4,527,961)		4,623,455
Floating Rate Loans - 0.3%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 4.4075% 12/27/14 (m)	$ 1,551,735	$ 1,194,836
Tranche C, term loan 4.4075% 12/27/15 (m)	1,201,347	925,037
		2,119,873
Hotels, Restaurants & Leisure - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (m)	80,120	61,893
term loan 5.125% 6/14/14 (m)	1,004,266	775,795
		837,688
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 4.2138% 3/31/13 (m)	1,516,709	1,440,874
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9638% 12/12/14 (m)	2,477,791	1,982,233
Univision Communications, Inc. Tranche 1LN, term loan 5.0288% 9/29/14 (m)	1,795,000	1,442,731
Zuffa LLC term loan 4.5625% 6/19/15 (m)	3,621,002	3,041,642
		7,907,480
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 5.4638% 12/9/08 (m)	160,000	148,800
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (m)	165,000	161,081
Tranche B 1LN, term loan 4.546% 9/5/13 (m)	610,000	593,225
Levi Strauss & Co. term loan 4.7131% 4/4/14 (m)	790,000	639,900
		1,394,206
TOTAL CONSUMER DISCRETIONARY		12,408,047
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (m)	59,525	38,394
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (m)	209,211	183,582
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.22% 12/27/12 (m)	$ 143,000	$ 117,260
TOTAL FINANCIALS		339,236
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 4.9776% 7/25/14 (m)	2,065,032	1,948,874
Tranche DD, term loan 7/25/14 (m)(q)	105,648	99,705
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (m)	2,198,839	2,061,411
		4,109,990
Pharmaceuticals - 0.1%
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (m)	4,717,196	4,115,753
TOTAL HEALTH CARE		8,225,743
INDUSTRIALS - 0.1%
Airlines - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.5733% 2/1/14 (m)	2,775,378	2,026,026
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (m)	120,664	114,028
term loan 4.6756% 1/26/14 (m)	1,899,336	1,794,872
		1,908,900
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (m)	1,255,000	1,207,938
TOTAL INDUSTRIALS		5,142,864
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (m)	640,670	576,603
Tranche B-A1, term loan 5.0406% 10/1/14 (m)	99,330	89,397
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.269% 10/10/14 (m)	1,532,281	1,426,936
		2,092,936
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 5.0506% 6/11/14 (m)	$ 1,800,441	$ 1,638,401
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (m)	1,064,386	995,201
		2,633,602
TOTAL INFORMATION TECHNOLOGY		4,726,538
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (m)	2,858,000	2,800,840
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.4395% 12/23/12 (m)	1,172,053	1,109,055
TOTAL MATERIALS		3,909,895
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (m)	465,000	446,400
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (m)	980,025	943,274
		1,389,674
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (m)	9,875	9,233
TOTAL TELECOMMUNICATION SERVICES		1,398,907
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (m)	355,590	323,548
term loan 5.8006% 3/30/14 (m)	845,023	768,971
		1,092,519
TOTAL FLOATING RATE LOANS (Cost $37,602,554)		37,243,749
Fixed-Income Funds - 53.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	3,366,821	$ 283,991,380
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	7,414,807	658,434,817
Fidelity Corporate Bond 1-10 Year Central Fund (n)	18,851,759	1,816,743,999
Fidelity Floating Rate Central Fund (n)	4,475,644	408,626,297
Fidelity Mortgage Backed Securities Central Fund (n)	21,787,296	2,138,641,000
Fidelity Ultra-Short Central Fund (n)	7,340,076	599,904,422
TOTAL FIXED-INCOME FUNDS (Cost $6,228,917,563)		5,906,341,915
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,765,000	3,880,584
Net Servicos de Comunicacao SA 9.25% (h)	1,623,000	1,681,437
		5,562,021
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,834,000	6,994,450
TOTAL PREFERRED SECURITIES (Cost $12,428,953)		12,556,471
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,755,616	2,755,000
Cash Equivalents - continued
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at: - continued
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 436,212,763	$ 436,110,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (b)	353,592,056	353,508,000
TOTAL CASH EQUIVALENTS (Cost $792,373,000)		792,373,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $12,390,318,621)		11,996,564,286
NET OTHER ASSETS - (8.3)%		(914,582,124)
NET ASSETS - 100%		$ 11,081,982,162
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 43,728	(35,417)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	39,167	(36,249)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	57,619	(52,395)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 1,500,000	$ 9,615
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	323,342
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	478,878
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	14,400,000	135,376
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	21,381
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	66,824
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	(57,737)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%

	March 2013	$ 3,800,000	$ (51,175)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,000,000	(34,679)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,000,000	(3,640,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	4,600,000	(4,186,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	2,800,000	(2,548,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	6,000,000	(5,460,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	7,200,000	(6,552,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	August 2037	2,600,000	(2,366,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 34,860	$ (16,996)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(62,264)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	120,859	(25,494)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(94,250)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,737,537)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	57,176	(43,756)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	787	(693)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,517)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(1,061,024)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(100,184)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(1,102,156)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	1,200,000	(1,084,294)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(80,377)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(70,727)
TOTAL CREDIT DEFAULT SWAPS		90,214,996	(32,453,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 27,972
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	60,703
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	46,173
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	2,517,342
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	878,228
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	5,181,070
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	2,819,225
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	4,223,055
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	3,376,635
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	6,074,970
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	$ 50,000,000	$ 2,482,665
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,195,664
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	941,400
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	2,985,640
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,661,915
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,614,710
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	4,609,320
TOTAL INTEREST RATE SWAPS		1,174,689,000	41,696,687
		$ 1,264,903,996	$ 9,243,563
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,251,869 or 3.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,020,498.
(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $156,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,648 and $99,705, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,755,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 1,012,105
Banc of America Securities LLC	546,770
Barclays Capital, Inc.	766,747
Deutsche Bank Securities, Inc.	429,378
$ 2,755,000
$436,110,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 12,638,373
Banc of America Securities LLC	34,165,795
Bank of America, NA	126,383,734
Barclays Capital, Inc.	227,490,039
Greenwich Capital Markets, Inc.	12,638,373
ING Financial Markets LLC	16,474,499
RBC Capital Markets Corp.	6,319,187
$ 436,110,000
$353,508,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 112,434,096
Bank of America, NA	241,073,904
$ 353,508,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,792,274
Fidelity Commercial Mortgage-Backed Securities Central Fund	29,162,743
Fidelity Corporate Bond 1-10 Year Central Fund	81,406,674
Fidelity Floating Rate Central Fund	24,729,364
Fidelity Mortgage Backed Securities Central Fund	96,892,856
Fidelity Ultra-Short Central Fund	33,658,178
Total	$ 280,642,089
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 62,786,499	$ 48,982,775	$ 283,991,380	18.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	402,255,147	308,170,881	-	658,434,817	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	1,105,094,191	-	1,816,743,999	23.0%
Fidelity Floating Rate Central Fund	228,686,671	223,302,409	23,315,935	408,626,297	15.3%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	1,235,465,746	49,866,701	2,138,641,000	23.8%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	529,852,254	599,904,422	16.9%
Total	$ 3,544,679,501	$ 3,312,093,512	$ 652,017,665	$ 5,906,341,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $345,134,698 and repurchase agreements of $792,373,000) - See accompanying schedule: Unaffiliated issuers (cost $6,161,401,058)	$ 6,090,222,371
Fidelity Central Funds (cost $6,228,917,563)	5,906,341,915
Total Investments (cost $12,390,318,621)		$ 11,996,564,286
Commitment to sell securities on a delayed delivery basis	(24,201,442)
Receivable for securities sold on a delayed delivery basis	24,142,500	(58,942)
Receivable for investments sold, regular delivery		26,097,269
Cash		391,339
Receivable for swap agreements		30,562
Receivable for fund shares sold		6,324,418
Interest receivable		56,922,769
Distributions receivable from Fidelity Central Funds		25,743,229
Unrealized appreciation on swap agreements		42,753,484
Other receivables		36,971
Total assets		12,154,805,385

Liabilities
Payable for investments purchased Regular delivery	$ 66,643,753
Delayed delivery	608,653,056
Payable for fund shares redeemed	4,295,845
Distributions payable	1,067,348
Unrealized depreciation on swap agreements	33,509,921
Accrued management fee	2,918,053
Distribution fees payable	55,295
Other affiliated payables	1,315,009
Other payables and accrued expenses	856,943
Collateral on securities loaned, at value	353,508,000
Total liabilities		1,072,823,223

Net Assets		$ 11,081,982,162
Net Assets consist of:
Paid in capital		$ 11,370,457,234
Undistributed net investment income		8,813,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,267,778
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(380,556,718)
Net Assets		$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,754,821 ÷ 8,019,571 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($38,573,726 ÷ 3,834,369 shares)	$ 10.06

Maximum offering price per share (100/96.00 of $10.06)	$ 10.48
Class B: Net Asset Value and offering price per share ($9,644,896 ÷ 957,576 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($28,786,324 ÷ 2,858,809 shares)A	$ 10.07

Total Bond: Net Asset Value, offering price and redemption price per share ($9,976,431,537 ÷ 990,839,056 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($947,790,858 ÷ 94,236,791 shares)	$ 10.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 1,204,234
Interest		283,244,652
Income from Fidelity Central Funds		280,642,089
Total income		565,090,975

Expenses
Management fee	$ 31,993,893
Transfer agent fees	10,846,695
Distribution fees	633,899
Fund wide operations fee	3,495,827
Independent trustees' compensation	40,783
Miscellaneous	17,948
Total expenses before reductions	47,029,045
Expense reductions	(352,777)	46,676,268
Net investment income		518,414,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,164,408
Fidelity Central Funds	(55,342,894)
Foreign currency transactions	(891)
Swap agreements	7,472,837
Total net realized gain (loss)		95,293,460
Change in net unrealized appreciation (depreciation) on: Investment securities	(338,543,318)
Assets and liabilities in foreign currencies	(131)
Swap agreements	6,488,170
Delayed delivery commitments	(58,942)
Total change in net unrealized appreciation (depreciation)		(332,114,221)
Net gain (loss)		(236,820,761)
Net increase (decrease) in net assets resulting from operations		$ 281,593,946

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 518,414,707	$ 212,551,890
Net realized gain (loss)	95,293,460	(6,020,604)
Change in net unrealized appreciation (depreciation)	(332,114,221)	(85,266,164)
Net increase (decrease) in net assets resulting from operations	281,593,946	121,265,122
Distributions to shareholders from net investment income	(501,867,517)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,784)	(4,857,769)
Total distributions	(526,376,301)	(203,196,475)
Share transactions - net increase (decrease)	4,412,741,476	4,556,920,613
Total increase (decrease) in net assets	4,167,959,121	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $8,813,868 and undistributed net investment income of $4,530,397, respectively)	$ 11,081,982,162	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.190)	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 M

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	122%	116% L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	122%	116% J	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 L

2006 J

2005 J

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	122%	116% K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 79,456,091
Unrealized depreciation	(416,279,836)
Net unrealized appreciation (depreciation)	$ (336,823,745)
Undistributed ordinary income	74,595,018

Cost for federal income tax purposes	$ 12,333,388,031

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 521,474,544	$ 203,196,475
Long-term Capital Gains	4,901,757	-
Total	$ 526,376,301	$ 203,196,475

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,714,855,579 and $1,275,500,461, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 182,737	$ 37,558
Class T	0%	.25%	115,549	1,138
Class B	.65%	.25%	83,546	60,524
Class C	.75%	.25%	252,067	75,748
			$ 633,899	$ 174,968

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,515
Class T	5,823
Class B*	11,561
Class C*	3,836
$ 46,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 143,015.20
Class T	94,941.21
Class B	26,504.29
Class C	46,393.18
Total Bond	9,096,927.10
Institutional Class	1,438,915.16
	$ 10,846,695

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17,948 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $5,167,155.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $79,612. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 249,985
Institutional Class	23,180
$ 273,165

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 3,361,032	$ 1,100,606
Class T	2,139,983	1,373,421
Class B	357,685	136,878
Class C	975,717	457,270
Total Bond	451,129,055	191,143,423
Institutional Class	43,904,045	4,127,108
Total	$ 501,867,517	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,576	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,784	$ 4,857,769

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class A
Shares sold	5,588,201	5,058,526	$ 57,565,572	$ 52,475,077
Reinvestment of distributions	305,321	89,369	3,130,894	927,501
Shares redeemed	(2,555,919)	(1,118,505)	(26,109,819)	(11,603,024)
Net increase (decrease)	3,337,603	4,029,390	$ 34,586,647	$ 41,799,554

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Years ended August 31, 2008	Years ended August 31, 2007	Years ended August 31, 2008	Years ended August 31, 2007
Class T
Shares sold	2,804,342	4,727,867	$ 28,824,011	$ 49,238,640
Reinvestment of distributions	209,490	129,776	2,149,894	1,346,799
Shares redeemed	(3,292,088)	(1,351,158)	(33,740,425)	(13,923,481)
Net increase (decrease)	(278,256)	3,506,485	$ (2,766,520)	$ 36,661,958
Class B
Shares sold	792,814	539,386	$ 8,188,014	$ 5,591,610
Reinvestment of distributions	25,155	9,450	258,101	98,229
Shares redeemed	(449,829)	(124,884)	(4,577,167)	(1,299,404)
Net increase (decrease)	368,140	423,952	$ 3,868,948	$ 4,390,435
Class C
Shares sold	1,925,088	1,926,281	$ 19,771,131	$ 20,051,168
Reinvestment of distributions	87,624	38,210	898,560	397,140
Shares redeemed	(993,539)	(327,493)	(10,165,574)	(3,406,204)
Net increase (decrease)	1,019,173	1,636,998	$ 10,504,117	$ 17,042,104
Total Bond
Shares sold	547,722,071	449,525,248	$ 5,645,252,478	$ 4,670,295,711
Reinvestment of distributions	45,012,353	18,043,057	461,616,494	187,426,399
Shares redeemed	(230,103,358)	(72,384,207)	(2,368,082,060)	(750,709,047)
Net increase (decrease)	362,631,066	395,184,098	$ 3,738,786,912	$ 4,107,013,063
Institutional Class
Shares sold	78,780,201	34,101,050	$ 814,530,864	$ 352,256,185
Reinvestment of distributions	4,451,142	377,910	45,563,586	3,888,447
Shares redeemed	(22,980,579)	(594,798)	(232,333,078)	(6,131,133)
Net increase (decrease)	60,250,764	33,884,162	$ 627,761,372	$ 350,013,499

Annual Report

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008- present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/13/08	10/10/08	$.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008 $3,879,500, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $426,216,385 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-1008
1.804580.104

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Total Bond Fund (the "Fund"):

Services Billed by PwC

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$ 202,000	$ -	$ 9,000	$ 7,200

August 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$ 119,000	$ -	$ 2,900	$ 3,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 1,295,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ 185,000	$ 275,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A
PwC	$2,470,000	$1,390,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008